UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202
(Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
Summit Investment Partners, Inc.
312 Walnut Street, Suite 2500
Cincinnati, Ohio 45202
(Name and address of agent for service)

(513) 632-1600
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2007

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2007 (Unaudited)
Summit Zenith Portfolio

	Shares	Value
COMMON STOCKS - 97.0%
Consumer Discretionary - 13.9%
CBS Corporation	29,174	$892,433
Gannett Co, Inc.	20,600	1,159,574
Home Depot, Inc.	35,800	1,315,292
Honda Motor Co. Ltd. - ADR (c)	16,000	557,920
News Corp. - Class B (c)	29,500	721,865
Sony Corp. - ADR	19,800	999,702
Time Warner, Inc.	41,600	820,352
Tribune Co. (c)	41,600	1,335,776
Viacom, Inc. - Class B (a)	23,274	956,794
		8,759,708

Consumer Staples - 7.5%
Altria Group, Inc.	14,700	1,290,807
CVS Corp.	33,800	1,153,932
Unilever NV - ADR	46,500	1,358,730
Wal-Mart Stores, Inc.	20,000	939,000
		4,742,469

Energy - 14.3%
Chevron Corp.	19,840	1,467,366
ConocoPhillips	25,042	1,711,621
Devon Energy Corp.	22,000	1,522,840
Exxon Mobil Corp.	10,200	769,590
Nabors Industries Ltd. (a) (c)	39,100	1,160,097
Royal Dutch Shell PLC - ADR	18,900	1,253,070
Spectra Energy Corp.	41,972	1,102,604
		8,987,188

Financial - 25.3%
AllianceBernstein Holding LP	17,100	1,513,350
The Allstate Corp.	15,700	942,942
Bank of America Corp.	24,184	1,233,868
The Bank of New York Co., Inc.	27,400	1,111,070
Berkshire Hathaway, Inc. (a)	190	691,600
Capital One Financial Corp.	14,200	1,071,532
Citigroup, Inc.	29,600	1,519,664
Countrywide Financial Corp.	8,200	275,848
Fifth Third Bancorp (c)	32,000	1,238,080
Genworth Financial, Inc.	38,800	1,355,672
Hartford Financial Services Group, Inc.	7,100	678,618
J.P. Morgan Chase & Co.	19,004	919,413
Legg Mason, Inc.	8,000	753,680
Morgan Stanley	9,200	724,592
New York Community Bancorp, Inc. (c)	65,900	1,159,181
Travelers Companies, Inc.	13,500	698,895
		15,888,005

Health Care - 6.0%
GlaxoSmithKline Plc - ADR	23,800	1,315,188

Pfizer, Inc.		43,000	1,086,180
UnitedHealth Group, Inc.		25,800	1,366,626
			3,767,994

Industrials - 10.5%
Caterpillar, Inc.		10,200	683,706
FedEx Corp.		8,300	891,669
General Electric Co.		32,200	1,138,592
Honeywell International, Inc.		30,700	1,414,042
Ingersoll-Rand Co.		22,200	962,814
Tyco International Ltd.		47,400	1,495,470
			6,586,293

Materials - 4.2%
The Dow Chemical Co.		19,100	875,926
EI Du Pont de Nemours & Co.		12,900	637,647
Newmont Mining Corp.		27,600	1,158,924
			2,672,497

Technology - 6.5%
Cisco Systems, Inc. (a)		27,400	699,522
International Business Machines Corp.		6,200	584,412
Motorola, Inc.		84,000	1,484,280
Nokia Oyj - ADR (c)		56,400	1,292,688
			4,060,902

Utilities - 8.8%
AT&T, Inc.		33,100	1,305,133
Citizens Communications Co.		32,600	487,370
Dominion Resources, Inc.		7,200	639,144
Duke Energy Corporation		65,944	1,338,004
The Southern Co.		8,200	300,530
Sprint Corp.		20,500	388,680
Verizon Communications, Inc.		28,400	1,076,928
			5,535,789

TOTAL COMMON STOCKS (Cost $51,722,632)			61,000,845

SHORT TERM INVESTMENTS - 2.9%
Northern Institutional Diversified Assets Portfolio		1,847,812	1,847,812
TOTAL SHORT TERM INVESTMENTS (Cost $1,847,812)			1,847,812
Total Investments (Cost $53,570,444) (b) - 99.9%			62,848,657
Northern Institutional Liquid Assets Portfolio (d) - 8.1%			5,105,578
Liabilities in Excess of Other Assets - (8.0)%			(5,037,856)
TOTAL NET ASSETS - 100.0%			$62,916,379

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $53,591,239 and gross unrealized appreciation and depreciation of securities as of March 31, 2007, was $10,046,446 and $(789,028) respectively, with a net appreciation / (depreciation) of $9,257,418.
(c)	All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $6,603,875, $5,105,578, and $1,650,397, respectively.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2007 (Unaudited)
Summit Bond Portfolio

	Shares	Value
COMMON STOCKS - 0.2%
Consumer Discretionary - 0.1%
Avado Brands, Inc. (a) (g) (i)	1,601	$19,212
Intermet Corp. (a) (g)	1,574	9,442
		28,654
Energy - 0.1%
Elk Horn Coal Co. LLC (a) (i)	66,150	30,813
TOTAL COMMON STOCKS (Cost $86,025)		59,467

PREFERRED STOCKS - 0.6%
Consumer Discretionary - 0.6%
ION Media Networks, Inc. 14.25% Payment-in-Kind Dividend	22	175,744
TOTAL PREFERRED STOCKS (Cost $149,350)		175,744

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.7%
America West Airlines, Inc. - AMBAC Insured
Series 2001-1, 7.100%, 10/02/2022	$200,460	$212,989
Asset Backed Funding Certificates
Series 2005-AQ1, 5.240%, 11/25/2034	170,000	161,975
Centex Home Equity
Series 2001-B, 7.360%, 07/25/2032	48,146	47,956
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (h) (i)	105,927	75,615
Stingray Pass-Through Trust
Series 2005, 5.902%, 01/12/2015 (b)	300,000	280,500
TOTAL ASSET BACKED SECURITIES (Cost $789,981)		779,035

CORPORATE BONDS - 49.3%
Consumer Discretionary - 9.0%
Cox Communications, Inc.
5.450%, 12/15/2014	361,000	356,607
DaimlerChrysler North America Holding Corp.
6.500%, 11/15/2013 (e)	250,000	263,292
EchoStar DBS Corporation
6.625%, 10/01/2014 (e)	125,000	125,781
General Motors Corp.
7.700%, 04/15/2016 (e)	50,000	46,500
Home Depot, Inc.
5.250%, 12/16/2013	100,000	99,308
Idearc, Inc.
8.000%, 11/15/2016 (b)	100,000	102,875
Intcomex, Inc.
11.750%, 01/15/2011	125,000	126,562
MDC Holdings, Inc.
5.500%, 05/15/2013	150,000	141,526
Mohawk Industries, Inc.
6.125%, 01/15/2016 (e)	250,000	250,897
NVR, Inc.
5.000%, 06/15/2010 (e)	210,000	207,547

R H Donnelley Corp.
6.875%, 01/15/2013	125,000	121,563
Radio One, Inc.
8.875%, 07/01/2011 (e)	32,000	33,000
TCI Communications, Inc.
8.750%, 08/01/2015	340,000	406,937
Thomson Corp.
6.200%, 01/05/2012	200,000	207,549
Yankee Acquisition Corp.
9.750%, 02/15/2017 (b) (e)	100,000	101,250
		2,591,194

Consumer Staples - 0.7%
Constellation Brands, Inc.
7.250%, 09/01/2016 (e)	125,000	126,562
Del Monte Corp.
6.750%, 02/15/2015	62,000	61,303
		187,865

Energy - 5.7%
Canadian Oil Sands Ltd.
5.800%, 08/15/2013 (b)	300,000	301,082
Chesapeake Energy Corp.
7.625%, 07/15/2013 (e)	125,000	132,813
6.625%, 01/15/2016 (e)	125,000	125,937
Complete Production Services
8.000%, 12/15/2016 (b)	125,000	128,125
Elk Horn Coal Co. LLC
Class A 6.500%, 01/01/2014 (i)	10,713	10,713
Class B 6.500%, 01/01/2014 Payment-in-Kind Interest (i)	6,288	6,288
Northwest Pipeline Corp.
8.125%, 03/01/2010	63,000	65,560
Peabody Energy Corp.
7.375%, 11/01/2016 (e)	50,000	52,625
Pemex Project Funding Master Trust
8.000%, 11/15/2011 (c) (e)	250,000	276,250
Plains All American Pipeline LP
4.750%, 08/15/2009	250,000	246,751
Range Resources Corp.
7.375%, 07/15/2013	75,000	76,594
7.500%, 05/15/2016 (e)	25,000	25,750
SemGroup LP
8.750%, 11/15/2015 (b) (e)	63,000	63,945
Tesoro Corp.
6.625%, 11/01/2015	125,000	126,563
		1,638,996

Financials - 17.1%
American Express Co.
6.800%, 09/01/2066 (c) (e)	230,000	244,937
AXA SA
5.362%, 02/06/2049 (c) (j)	450,000	389,462
Capital One Financial Corp.
5.700%, 09/15/2011	230,000	232,331
Colonial Realty LP
6.050%, 09/01/2016	230,000	234,830
ConocoPhillips Canada Funding Co.
5.300%, 04/15/2012 (e)	230,000	232,116

Ford Motor Credit Co.
5.800%, 01/12/2009	94,000	92,209
8.110%, 01/13/2012 (c) (e)	63,000	61,584
8.000%, 12/15/2016	31,000	29,830
Genworth Financial, Inc.
6.150%, 11/15/2066 (c)	150,000	147,747
Health Care Property Investors, Inc.
5.650%, 12/15/2013	230,000	228,441
Health Care REIT, Inc.
8.000%, 09/12/2012	250,000	276,709
Host Marriott LP
6.750%, 06/01/2016	125,000	125,937
iStar Financial, Inc.
5.950%, 10/15/2013	230,000	232,808
Landsbanki Islands HF
6.100%, 08/25/2011 (b)	230,000	236,033
Lincoln National Corp.
6.050%, 04/20/2017 (c)	225,000	219,872
Nationwide Health Properties, Inc.
6.000%, 05/20/2015	300,000	299,023
North Front Pass-through Trust
5.810%, 12/15/2024 (b) (c)	340,000	336,029
NXP BV/NXP Funding LLC
7.875%, 10/15/2014 (b)	75,000	77,437
Prime Property Fund, Inc.
5.500%, 01/15/2014 (b)	150,000	150,733
R.H. Donnelley Finance Corp I
10.875%, 12/15/2012 (b)	63,000	68,040
Rabobank Capital Funding Trust II
5.260%, 12/29/2049 (b) (c) (j)	220,000	214,049
Swiss Re Capital I
6.854%, 05/29/2049 (b) (c) (e) (j)	220,000	227,274
Vale Overseas Ltd.
6.250%, 01/23/2017	225,000	229,266
Ventas Realty LP
7.125%, 06/01/2015	37,000	38,757
WMC Finance USA
5.125%, 05/15/2013	200,000	198,181
Xstrata Finance Canada Ltd.
5.800%, 11/15/2016 (b)	100,000	100,431
		4,924,066

Health Care - 0.3%
DaVita, Inc.
7.250%, 03/15/2015 (e)	31,000	31,349
Genesis Healthcare Corp.
8.000%, 10/15/2013	62,000	65,875
		97,224

Industrials - 3.9%
American Railcar Industries, Inc.
7.500%, 03/01/2014 (b) (e)	25,000	25,687
Ametek, Inc.
7.200%, 07/15/2008	250,000	254,228
Aramark Corp.
8.500%, 02/01/2015 (b)	100,000	104,000
Caterpillar, Inc.
5.700%, 08/15/2016	230,000	234,663

DRS Technologies, Inc.
7.625%, 02/01/2018	32,000	33,280
Joy Global, Inc.
6.000%, 11/15/2016 (e)	225,000	226,615
Raytheon Co.
5.500%, 11/15/2012	230,000	233,979
		1,112,452

Information Technology - 1.2%
Intuit, Inc.
5.750%, 03/15/2017	230,000	226,910
Iron Mountain, Inc.
8.750%, 07/15/2018 (e)	25,000	26,875
Western Union Co.
5.930%, 10/01/2016	85,000	85,183
		338,968

Materials - 4.6%
Boise Cascade LLC
8.235%, 10/15/2012 (c)	32,000	32,120
Consol Energy, Inc.
7.875%, 03/01/2012	25,000	26,625
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017 (e)	100,000	108,125
Georgia-Pacific Corp.
7.125%, 01/15/2017 (b)	125,000	125,313
Lubrizol Corp.
7.250%, 06/15/2025	300,000	319,780
Lyondell Chemical Co.
8.250%, 09/15/2016 (e)	125,000	133,750
Reichhold Industries, Inc.
9.000%, 08/15/2014 (b)	125,000	128,125
Reliance Steel & Aluminum Co.
6.850%, 11/15/2036 (b)	230,000	229,399
Smurfit-Stone Container Corp.
8.000%, 03/15/2017 (b)	100,000	97,750
Warnaco, Inc.
8.875%, 06/15/2013	100,000	106,125
		1,307,112

Telecommunication Services - 3.1%
America Movil S.A. de C.V.
5.500%, 03/01/2014 (e)	250,000	247,303
Citizens Communications Co.
6.250%, 01/15/2013	125,000	124,062
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c) (e)	125,000	128,750
Telefonica Emisones SAU
6.421%, 06/20/2016	230,000	240,057
TELUS Corp.
8.000%, 06/01/2011	150,000	164,284
		904,456

Utilities - 3.7%
The AES Corp.
9.375%, 09/15/2010	125,000	135,937
Calpine Corp.
9.875%, 12/01/2011 (b) (e) (h)	125,000	137,187

Edison Mission Energy
7.500%, 06/15/2013	125,000	129,063
Exelon Corp.
6.750%, 05/01/2011 (e)	230,000	239,599
FPL Group Capital, Inc.
6.350%, 10/01/2066 (c) (e)	230,000	231,790
Kern River Funding Corp.
6.676%, 07/31/2016 (b)	52,523	55,556
LCI International, Inc.
7.250%, 06/15/2007	62,000	62,155
Nevada Power Co.
6.500%, 04/15/2012	31,000	32,250
Sierra Pacific Power Co.
6.250%, 04/15/2012	31,000	31,956
		1,055,493

TOTAL CORPORATE BONDS (Cost $14,024,573)		14,157,826

MORTGAGE BACKED SECURITIES - 31.1%
Banc of America Alternative Loan Trust
Series 2003-6, 4.750%, 08/25/2018	293,708	269,055
Series 2003-8, 4.750%, 10/25/2018	123,962	112,934
Banc of America Funding Corp.
Series 2003-2, 6.380%, 06/25/2032	202,927	206,480
Banc of America Mortgage Securities
Series 2004-7, 4.797%, 08/25/2019	270,855	251,555
Series 2001-4, 6.750%, 03/20/2031	192,276	191,800
Series 2002-G, 7.325%, 06/20/2032	73,117	73,984
Series 2004-6, 5.500%, 07/25/2034	167,238	166,216
Chase Commercial Mortgage Securities Corp.
Series 97-2, 6.600%, 12/19/2029	627,885	631,112
Citicorp Mortgage Securities, Inc.
Series 2003-10, 4.500%, 11/25/2018	844,543	813,532
Credit Suisse Mortgage Capital Corporation
Series 2006-4, 5.745%, 05/25/2036	219,142	211,978
Fannie Mae
Series 94-019, 5.000%, 01/25/2024	97,526	96,970
Series 2002-48B, 6.500%, 10/25/2031	1,309,976	1,317,905
Fannie Mae Pool
Pool #254438, 5.500%, 08/01/2009	95,763	96,290
Pool #555638, 5.000%, 11/01/2009	250,778	250,824
Pool #254643, 5.500%, 01/01/2010	136,346	137,097
Pool #555520, 5.500%, 02/01/2010	50,488	50,767
Pool #254340, 5.500%, 05/01/2012	104,534	104,941
Pool #545015, 6.000%, 06/01/2016	107,836	109,776
Pool #727360, 5.500%, 08/01/2018	679,330	682,427
Pool #481582, 6.500%, 02/01/2029	46,531	48,009
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	120,862	119,499
Pool #E9-9160, 4.500%, 09/01/2018	1,829,436	1,776,001
Pool #C7-6658, 5.000%, 02/01/2033	74,825	72,504
Ginnie Mae I Pool
Pool #446760X, 6.500%, 10/15/2028	65,224	67,170
GMAC Mortgage Corp Loan Trust
Series 2004-J1, 5.250%, 04/25/2034	132,156	131,427
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	60,228	59,985
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.750%, 10/25/2017	156,548	154,097

Residential Funding Mortgage Securities
Series 2003-S20, 4.750%, 12/25/2018	287,934	269,886
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.114%, 09/25/2033	191,068	186,544
Structured Asset Securities Corp.
Series 2003-20, 5.390%, 07/25/2033	284,814	272,228
TOTAL MORTGAGE BACKED SECURITIES (Cost $9,123,704)		8,932,993

U.S. TREASURY OBLIGATIONS (e) - 12.9%
U.S. Treasury Notes
4.000%, 11/15/2012	425,000	413,844
3.875%, 02/15/2013	1,275,000	1,231,520
3.625%, 05/15/2013	375,000	356,689
4.250%, 11/15/2014	750,000	732,188
4.875%, 08/15/2016	955,000	970,145
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,715,282)		3,704,386

	Shares	Value
SHORT TERM INVESTMENTS - 2.2%
Northern Institutional Diversified Assets Portfolio	618,467	$618,467
TOTAL SHORT TERM INVESTMENTS (Cost $618,467)		618,467
Total Investments (Cost $28,507,382) (d) - 99.0%		28,427,918
Northern Institutional Liquid Assets Portfolio (f) - 26.0%		7,468,450
Liabilities in Excess of Other Assets - (25.0)%		(7,191,713)
TOTAL NET ASSETS - 100.0%		$28,704,655

(a) Non-income producing security.
(b)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.
(c) Variable rate security.
(d)	For federal income tax purposes, cost is $28,532,184 and gross unrealized appreciation and depreciation of securities as of March 31, 2007 was $289,297 and ($393,563), respectively, with a net appreciation / (depreciation)
of ($104,266).
(e) All or a portion of the security is out on loan.
(f)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $7,207,984, $7,468,450, and $0, respectively.
(g)	Security is considered illiquid. The aggregate value of such securities is $28,654 or 0.1% of total net assets.
(h) Security in default.
(i) Valued in good faith under procedures adopted by the Board of Directors.
(j) Perpetual.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2007 (Unaudited)
Summit S&P 500 Index Portfolio

	Shares	Value
COMMON STOCKS - 99.5%
Consumer Discretionary - 10.7%
Abercrombie & Fitch Co. - Class A	2,110	$159,685
Amazon.Com, Inc. (a)	7,453	296,555
Apollo Group, Inc. (a)	3,373	148,075
Autonation, Inc. (a)	3,577	75,976
Autozone, Inc. (a)	1,291	165,429
Bed Bath & Beyond, Inc. (a)	6,806	273,397
Best Buy Co., Inc.	9,703	472,730
Big Lots, Inc. (a)	2,751	86,051
The Black & Decker Corp.	1,625	132,633
Brunswick Corp.	2,281	72,650
Carnival Corp.	10,468	490,531
CBS Corporation	18,625	569,739
Centex Corp.	2,927	122,290
Circuit City Stores, Inc.	3,387	62,761
Clear Channel Communications, Inc.	11,795	413,297
Coach, Inc. (a)	8,775	439,189
Comcast Corp. - Class A (a)	74,542	1,934,365
D.R. Horton, Inc.	6,566	144,452
Darden Restaurants, Inc.	3,152	129,831
Dillard's, Inc. - Class A	1,491	48,800
The DIRECTV Group, Inc. (a)	18,520	427,256
Dollar General Corp.	7,514	158,921
Dow Jones & Co., Inc.	1,488	51,291
E.W. Scripps Co.	2,100	93,828
Eastman Kodak Co.	6,923	156,183
eBay, Inc. (a)	27,640	916,266
Family Dollar Stores, Inc.	3,742	110,838
Federated Department Stores, Inc.	12,544	565,107
Ford Motor Co.	45,272	357,196
Fortune Brands, Inc.	3,537	278,786
Gannett Co., Inc.	5,731	322,598
The Gap, Inc.	12,589	216,657
General Motors Corp.	13,635	417,776
Genuine Parts Co.	4,169	204,281
The Goodyear Tire & Rubber Co. (a)	4,275	133,337
H&R Block, Inc.	7,700	162,008
Harley-Davidson, Inc.	6,189	363,604
Harman International Industries, Inc.	1,680	161,414
Harrah's Entertainment, Inc.	4,454	376,140
Hasbro, Inc.	3,795	108,613
Hilton Hotels Corp.	9,348	336,154
The Home Depot, Inc.	48,734	1,790,487
IAC/InterActiveCorp (a)	5,360	202,126
International Game Technology	8,175	330,107
Interpublic Group of Companies, Inc. (a)	10,538	129,723
J.C. Penney Co., Inc.	5,373	441,446
Johnson Controls, Inc.	4,706	445,282
Jones Apparel Group, Inc.	2,751	84,538
KB Home	1,817	77,531

Kohl's Corp. (a)	7,933	607,747
Leggett & Platt, Inc.	4,458	101,063
Lennar Corp.	3,361	141,868
Limited Brands, Inc.	8,268	215,464
Liz Claiborne, Inc.	2,519	107,939
Lowe's Companies, Inc.	36,374	1,145,417
Marriott International, Inc. - Class A	8,026	392,953
Mattel, Inc.	9,112	251,218
McDonald's Corp.	29,532	1,330,417
The McGraw-Hill Companies, Inc.	8,628	542,529
Meredith Corp.	1,060	60,833
New York Times Co. - Class A	3,491	82,073
Newell Rubbermaid, Inc.	6,674	207,495
News Corp. - Class A (c)	55,893	1,292,246
Nike, Inc. - Class B	4,550	483,483
Nordstrom, Inc.	5,264	278,676
Office Depot, Inc. (a)	6,650	233,681
OfficeMax, Inc.	1,716	90,502
Omnicom Group	4,170	426,925
Polo Ralph Lauren Corp.	1,500	132,225
Pulte Homes, Inc.	5,135	135,872
RadioShack Corp.	3,266	88,280
Sears Holdings Corp. (a)	2,015	363,022
The Sherwin-Williams Co.	2,688	177,516
Snap-On, Inc.	1,462	70,322
The Stanley Works	1,705	94,389
Staples, Inc.	17,256	445,895
Starbucks Corp. (a)	18,054	566,174
Starwood Hotels & Resorts Worldwide, Inc.	5,239	339,749
Target Corp.	20,513	1,215,600
Tiffany & Co.	3,392	154,268
Time Warner, Inc.	91,690	1,808,127
The TJX Companies, Inc.	11,019	297,072
Tribune Co.	4,619	148,316
VF Corp.	2,118	174,989
Viacom, Inc. - Class B (a)	16,702	686,619
The Walt Disney Co.	49,407	1,701,083
Wendy's International, Inc.	2,283	71,458
Whirlpool Corp.	1,930	163,876
Wyndham Worldwide Corp. (a)	4,889	166,959
Yum! Brands, Inc.	6,328	365,505
		33,017,775

Consumer Staples - 9.6%
Altria Group, Inc.	50,047	4,394,627
Anheuser-Busch Companies, Inc.	18,363	926,597
Archer-Daniels-Midland Co.	15,777	579,016
Avon Products, Inc.	10,622	395,776
Brown-Forman Corp. - Class B	2,005	131,448
Campbell Soup Co.	5,201	202,579
Clorox Co.	3,639	231,768
The Coca-Cola Co.	48,691	2,337,168
Coca-Cola Enterprises, Inc.	6,622	134,095
Colgate-Palmolive Co.	12,406	828,597
ConAgra Foods, Inc.	12,168	303,105
Constellation Brands, Inc. - Class A (a)	4,798	101,622
Costco Wholesale Corp.	10,943	589,171
CVS Corp.	37,419	1,277,485

Dean Foods Co. (a)	3,281	153,354
The Estee Lauder Companies, Inc.	2,866	140,004
General Mills, Inc.	8,193	476,996
The Hershey Co.	4,282	234,054
HJ Heinz Co.	7,868	370,740
Kellogg Co.	5,878	302,306
Kimberly-Clark Corp.	11,088	759,417
Kraft Foods, Inc. (a)	4,760	150,702
The Kroger Co.	17,139	484,177
McCormick & Co., Inc.	3,195	123,071
Molson Coors Brewing Co. - Class B	1,106	104,650
Pepsi Bottling Group, Inc.	3,280	104,599
PepsiCo, Inc.	39,217	2,492,632
Procter & Gamble Co.	75,666	4,779,065
Reynolds American, Inc.	4,132	257,878
Safeway, Inc.	10,589	387,981
Sara Lee Corp.	17,844	301,920
Supervalu, Inc.	4,928	192,537
Sysco Corp.	14,918	504,676
Tyson Foods, Inc. - Class A	6,077	117,955
UST, Inc.	3,946	228,789
Walgreen Co.	23,961	1,099,570
Wal-Mart Stores, Inc.	58,733	2,757,514
Whole Foods Market, Inc.	3,378	151,503
WM Wrigley Jr. Co.	5,354	272,679
		29,381,823

Energy - 10.0%
Anadarko Petroleum Corp.	11,056	475,187
Apache Corp.	7,962	562,913
Baker Hughes, Inc.	7,659	506,490
BJ Services Co.	7,000	195,300
Chesapeake Energy Corp.	9,960	307,565
Chevron Corp.	52,063	3,850,579
ConocoPhillips	39,310	2,686,839
Devon Energy Corp.	10,609	734,355
El Paso Corp.	16,606	240,289
ENSCO International, Inc.	3,710	201,824
EOG Resources, Inc.	5,854	417,624
Exxon Mobil Corp.	137,523	10,376,110
Halliburton Co.	24,011	762,109
Hess Corp.	6,550	363,328
Kinder Morgan, Inc.	2,513	267,509
Marathon Oil Corp.	8,396	829,777
Murphy Oil Corp.	4,527	241,742
Nabors Industries Ltd. (a)	7,151	212,170
National Oilwell Varco, Inc. (a)	4,219	328,196
Noble Corp.	3,321	261,296
Occidental Petroleum Corp.	20,660	1,018,745
Peabody Energy Corp.	6,350	255,524
Rowan Companies, Inc.	2,659	86,338
Schlumberger Ltd.	28,139	1,944,405
Smith International, Inc.	4,920	236,406
Spectra Energy Corp.	15,180	398,779
Sunoco, Inc.	2,941	207,164
Transocean, Inc. (a)	6,957	568,387
Valero Energy Corp.	14,438	931,107
Weatherford International Ltd. (a)	8,112	365,851

Williams Companies, Inc.	14,344	408,230
XTO Energy, Inc.	8,782	481,341
		30,723,479

Financials - 21.5%
ACE Ltd.	7,839	447,293
AFLAC, Inc.	11,809	555,732
The Allstate Corp.	14,925	896,396
AMBAC Financial Group, Inc.	2,550	220,295
American Express Co.	28,769	1,622,572
American International Group, Inc.	62,087	4,173,488
Ameriprise Financial, Inc.	5,890	336,555
AON Corp.	7,395	280,714
Apartment Investment & Management Co.	2,343	135,168
Archstone-Smith Trust	5,160	280,085
AvalonBay Communities, Inc.	1,780	231,400
Bank of America Corp.	107,252	5,471,997
The Bank of New York Co., Inc.	18,248	739,956
BB&T Corp.	12,917	529,855
The Bear Stearns Companies, Inc.	2,908	437,218
Boston Properties, Inc.	2,769	325,081
Capital One Financial Corp.	9,915	748,186
CB Richard Ellis Group, Inc. (a)	4,400	150,392
The Charles Schwab Corp.	24,425	446,733
Chicago Mercantile Exchange Holdings, Inc.	850	452,591
Chubb Corp.	9,985	515,925
Cincinnati Financial Corp.	4,176	177,062
CIT Group, Inc.	4,807	254,386
Citigroup, Inc.	117,353	6,024,903
Comerica, Inc.	3,918	231,632
Commerce Bancorp, Inc.	4,441	148,241
Compass Bancshares, Inc.	3,145	216,376
Countrywide Financial Corp.	14,193	477,453
Developers Diversified Realty Corp.	3,060	192,474
E*Trade Financial Corp. (a)	10,308	218,736
Equity Residential	7,023	338,719
Fannie Mae	23,332	1,273,461
Federated Investors, Inc.	2,037	74,799
Fifth Third Bancorp	13,423	519,336
First Horizon National Corp.	2,973	123,469
Franklin Resources, Inc.	4,039	488,032
Freddie Mac	16,660	991,103
Genworth Financial, Inc.	10,587	369,910
Goldman Sachs Group, Inc.	9,959	2,057,828
Hartford Financial Services Group, Inc.	7,701	736,062
Host Marriott Corp.	12,400	326,244
Hudson City Bancorp, Inc.	12,000	164,160
Huntington Bancshares, Inc.	5,677	124,042
Janus Capital Group, Inc.	4,733	98,967
JPMorgan Chase & Co.	82,851	4,008,331
KeyCorp	9,750	365,333
Kimco Realty Corp.	5,101	248,623
Legg Mason, Inc.	3,140	295,819
Lehman Brothers Holdings, Inc.	12,659	887,016
Lincoln National Corp.	6,922	469,242
Loews Corp.	11,075	503,137
M&T Bank Corp.	1,904	220,540
Marsh & McLennan Companies, Inc.	13,242	387,858

Marshall & Ilsley Corp.	6,162	285,362
MBIA, Inc.	3,251	212,908
Mellon Financial Corp.	9,967	429,976
Merrill Lynch & Co., Inc.	21,111	1,724,135
Metlife, Inc.	18,284	1,154,635
MGIC Investment Corp.	2,108	124,203
Moody's Corp.	5,613	348,343
Morgan Stanley	25,280	1,991,053
National City Corp.	13,906	517,999
Northern Trust Corp.	4,467	268,645
Plum Creek Timber Co., Inc.	4,228	166,668
PNC Financial Services Group, Inc.	8,194	589,722
Principal Financial Group, Inc.	6,444	385,802
The Progressive Corp.	18,196	397,037
Prologis	5,910	383,736
Prudential Financial, Inc.	11,392	1,028,242
Public Storage, Inc.	2,938	278,140
Realogy Corp. (a)	5,121	151,633
Regions Financial Corp.	17,414	615,933
Safeco Corp.	2,514	167,005
Simon Property Group, Inc.	5,359	596,189
SLM Corp.	9,899	404,869
Sovereign Bancorp, Inc.	8,583	218,352
State Street Corp.	8,013	518,842
SunTrust Banks, Inc.	8,457	702,269
Synovus Financial Corp.	7,781	251,638
T. Rowe Price Group, Inc.	6,401	302,063
Torchmark Corp.	2,421	158,793
Travelers Companies, Inc.	16,480	853,170
UnumProvident Corp.	8,210	189,076
US Bancorp	41,987	1,468,285
Vornado Realty Trust	3,119	372,221
Wachovia Corp.	45,522	2,505,986
Washington Mutual, Inc.	21,300	860,094
Wells Fargo & Co.	80,636	2,776,297
XL Capital Ltd. - Class A	4,356	304,746
Zions Bancorporation	2,588	218,738
		65,933,731

Health Care - 11.8%
Abbott Laboratories	36,791	2,052,938
Aetna, Inc.	12,468	545,974
Allergan, Inc.	3,693	409,258
AmerisourceBergen Corp.	4,587	241,964
Amgen, Inc. (a)	27,851	1,556,314
Applera Corp. - Applied Biosystems Group	4,468	132,119
Barr Pharmaceuticals, Inc. (a)	2,560	118,656
Bausch & Lomb, Inc.	1,360	69,578
Baxter International, Inc.	15,793	831,817
Becton, Dickinson & Co.	5,967	458,803
Biogen Idec, Inc. (a)	8,052	357,348
Biomet, Inc.	5,931	252,008
Boston Scientific Corp. (a)	28,157	409,403
Bristol-Myers Squibb Co.	48,983	1,359,768
C.R. Bard, Inc.	2,497	198,536
Cardinal Health, Inc.	9,673	705,645
Celgene Corp. (a)	8,480	444,861
CIGNA Corp.	2,494	355,794

Coventry Health Care, Inc. (a)	3,871	216,970
Eli Lilly & Co.	23,509	1,262,668
Express Scripts, Inc. (a)	3,320	267,990
Forest Laboratories, Inc. (a)	7,563	389,041
Genzyme Corp. (a)	6,275	376,625
Gilead Sciences, Inc. (a)	10,970	839,205
Hospira, Inc. (a)	3,819	156,197
Humana, Inc. (a)	3,969	230,281
IMS Health, Inc.	4,814	142,783
Johnson & Johnson	69,233	4,171,981
King Pharmaceuticals, Inc. (a)	5,838	114,833
Laboratory Corp. Of America Holdings (a)	3,006	218,326
Manor Care, Inc.	1,776	96,543
McKesson Corp.	7,068	413,761
Medco Health Solutions, Inc. (a)	7,008	508,290
MedImmune, Inc. (a)	5,714	207,932
Medtronic, Inc.	27,493	1,348,807
Merck & Co., Inc.	51,841	2,289,817
Millipore Corp. (a)	1,304	94,501
Mylan Laboratories, Inc.	5,072	107,222
Patterson Companies, Inc. (a)	3,345	118,714
PerkinElmer, Inc.	3,055	73,992
Pfizer, Inc.	170,413	4,304,632
Quest Diagnostics, Inc.	3,917	195,341
Schering Plough Corp.	35,417	903,488
St. Jude Medical, Inc. (a)	8,443	317,541
Stryker Corp.	7,049	467,490
Tenet Healthcare Corp. (a)	11,344	72,942
Thermo Electron Corp. (a)	9,938	464,601
UnitedHealth Group, Inc.	32,177	1,704,416
Varian Medical Systems, Inc. (a)	3,100	147,839
Waters Corp. (a)	2,506	145,348
Watson Pharmaceuticals, Inc. (a)	2,460	65,018
Wellpoint, Inc. (a)	14,806	1,200,767
Wyeth	32,158	1,608,865
Zimmer Holdings, Inc. (a)	5,700	486,837
		36,232,388

Industrials - 10.9%
3M Co.	17,584	1,343,945
Allied Waste Industries, Inc. (a)	5,518	69,472
American Standard Cos., Inc.	4,266	226,183
Avery Dennison Corp.	2,287	146,963
Boeing Co.	18,884	1,678,976
Burlington Northern Santa Fe Corp.	8,578	689,929
C.H. Robinson Worldwide, Inc.	4,230	201,983
Caterpillar, Inc.	15,537	1,041,445
Cintas Corp.	3,324	119,996
Cooper Industries Ltd. - Class A	4,460	200,655
CSX Corp.	10,392	416,200
Cummins, Inc.	1,176	170,191
Danaher Corp.	5,682	405,979
Deere & Co.	5,654	614,251
Dover Corp.	4,919	240,096
Eaton Corp.	3,621	302,571
Emerson Electric Co.	19,164	825,777
Equifax, Inc.	3,099	112,959
FedEx Corp.	7,354	790,040

Fluor Corp.	2,113	189,578
General Dynamics Corp.	9,732	743,525
General Electric Co.	246,143	8,703,616
Goodrich Corp.	2,987	153,771
Honeywell International, Inc.	19,498	898,078
Illinois Tool Works, Inc.	9,982	515,071
Ingersoll-Rand Company Ltd. - Class A	7,318	317,382
ITT Corp.	4,462	269,148
L-3 Communications Holdings, Inc.	3,001	262,497
Lockheed Martin Corp.	8,542	828,745
Masco Corp.	9,573	262,300
Monster Worldwide, Inc. (a)	3,080	145,900
Norfolk Southern Corp.	9,480	479,688
Northrop Grumman Corp.	8,289	615,210
Paccar, Inc.	6,028	442,455
Pall Corp.	3,011	114,418
Parker Hannifin Corp.	2,900	250,299
Pitney Bowes, Inc.	5,352	242,927
Raytheon Co.	10,758	564,365
Robert Half International, Inc.	4,143	153,332
Rockwell Automation, Inc.	4,063	243,252
Rockwell Collins, Inc.	4,125	276,086
RR Donnelley & Sons Co.	5,207	190,524
Ryder System, Inc.	1,519	74,947
Southwest Airlines Co.	19,047	279,991
Terex Corp. (a)	2,490	178,682
Textron, Inc.	3,179	285,474
Tyco International Ltd.	47,491	1,498,341
Union Pacific Corp.	6,484	658,450
United Parcel Service, Inc. - Class B	25,639	1,797,294
United Technologies Corp.	23,966	1,557,790
W.W. Grainger, Inc.	1,840	142,122
Waste Management, Inc.	12,779	439,725
		33,372,594

Information Technology - 14.5%
ADC Telecommunications, Inc. (a)	2,826	47,307
Adobe Systems, Inc. (a)	13,933	581,006
Advanced Micro Devices, Inc. (a)	13,038	170,276
Affiliated Computer Services, Inc. - Class A (a)	2,409	141,842
Agilent Technologies, Inc. (a)	9,759	328,781
Altera Corp. (a)	8,660	173,113
Analog Devices, Inc.	8,169	281,749
Apple Computer, Inc. (a)	20,692	1,922,494
Applied Materials, Inc.	33,166	607,601
Autodesk, Inc. (a)	5,586	210,034
Automatic Data Processing, Inc.	13,151	636,508
Avaya, Inc. (a)	9,906	116,990
BMC Software, Inc. (a)	4,898	150,809
Broadcom Corp. - Class A (a)	10,931	350,557
CA, Inc.	9,811	254,203
Ciena Corp. (a)	2,028	56,683
Cisco Systems, Inc. (a)	145,060	3,703,382
Citrix Systems, Inc. (a)	4,390	140,612
Cognizant Technology Solutions Corp. (a)	3,430	302,766
Computer Sciences Corp. (a)	4,161	216,913
Compuware Corp. (a)	8,411	79,820
Convergys Corp. (a)	3,378	85,835

Corning, Inc. (a)	37,539	853,637
Dell, Inc. (a)	54,243	1,258,980
Electronic Arts, Inc. (a)	7,382	371,758
Electronic Data Systems Corp.	12,506	346,166
EMC Corp. (a)	52,630	728,925
Fidelity National Information Services, Inc.	3,950	179,567
First Data Corp.	18,456	496,466
Fiserv, Inc. (a)	4,295	227,893
Google, Inc. (a)	5,275	2,416,794
Hewlett-Packard Co.	63,866	2,563,581
Intel Corp.	137,684	2,633,895
International Business Machines Corp.	35,974	3,390,909
Intuit, Inc. (a)	8,241	225,474
Jabil Circuit, Inc.	4,296	91,977
JDS Uniphase Corp. (a)	5,099	77,658
Juniper Networks, Inc. (a)	13,646	268,553
Kla-Tencor Corp.	4,800	255,936
Lexmark International, Inc. - Class A (a)	2,339	136,738
Linear Technology Corp.	7,318	231,176
LSI Logic Corp. (a)	18,074	188,693
Maxim Integrated Products, Inc.	7,729	227,233
Micron Technology, Inc. (a)	17,685	213,635
Microsoft Corp.	206,638	5,759,001
Molex, Inc.	3,422	96,500
Motorola, Inc.	57,754	1,020,513
National Semiconductor Corp.	6,894	166,421
NCR Corp. (a)	4,385	209,471
Network Appliance, Inc. (a)	9,021	329,447
Novell, Inc. (a)	8,171	58,995
Novellus Systems, Inc. (a)	3,110	99,582
Nvidia Corp. (a)	8,550	246,069
Oracle Corp. (a)	95,581	1,732,884
Paychex, Inc.	8,064	305,384
PMC - Sierra, Inc. (a)	4,609	32,309
QLogic Corp. (a)	3,888	66,096
Qualcomm, Inc.	39,461	1,683,406
Sabre Holdings Corp. - Class A	3,201	104,833
SanDisk Corp. (a)	5,299	232,096
Sanmina-SCI Corp. (a)	12,884	46,640
Solectron Corp. (a)	21,839	68,793
Sun Microsystems, Inc. (a)	84,043	505,098
Symantec Corp. (a)	22,399	387,503
Tektronix, Inc.	2,020	56,883
Tellabs, Inc. (a)	10,550	104,445
Teradyne, Inc. (a)	4,535	75,009
Texas Instruments, Inc.	35,446	1,066,925
Unisys Corp. (a)	8,284	69,834
VeriSign, Inc. (a)	5,912	148,509
The Western Union Co.	18,456	405,109
Xerox Corp. (a)	23,064	389,551
Xilinx, Inc.	8,033	206,689
Yahoo!, Inc. (a)	29,233	914,701
		44,533,621

Materials - 3.1%
Air Products & Chemicals, Inc.	5,407	399,902
Alcoa, Inc.	20,706	701,933
Allegheny Technologies, Inc.	2,437	260,004

Ashland, Inc.	1,366	89,610
Ball Corp.	2,525	115,771
Bemis Co.	2,530	84,477
Consol Energy, Inc.	4,424	173,111
The Dow Chemical Co.	22,815	1,046,296
Eastman Chemical Co.	1,972	124,887
Ecolab, Inc.	4,452	191,436
EI Du Pont de Nemours & Co.	21,964	1,085,680
Freeport-McMoRan Copper & Gold, Inc. - Class B	9,021	597,129
Hercules, Inc. (a)	2,743	53,598
International Flavors & Fragrances, Inc.	1,907	90,049
International Paper Co.	11,011	400,800
MeadWestvaco Corp.	4,429	136,590
Monsanto Co.	13,045	716,953
Newmont Mining Corp.	10,823	454,458
Nucor Corp.	7,215	469,913
Pactiv Corp. (a)	3,179	107,259
PPG Industries, Inc.	3,993	280,748
Praxair, Inc.	7,797	490,899
Rohm & Haas Co.	3,504	181,227
Sealed Air Corp.	3,938	124,441
Sigma-Aldrich Corp.	3,228	134,027
Temple-Inland, Inc.	2,663	159,088
United States Steel Corp.	2,725	270,238
Vulcan Materials Co.	2,427	282,697
Weyerhaeuser Co.	5,179	387,078
		9,610,299

Telecommunication Services - 3.7%
Alltel Corp.	8,922	553,164
AT&T, Inc.	149,927	5,911,622
CenturyTel, Inc.	2,801	126,577
Citizens Communications Co.	7,844	117,268
Embarq Corp.	3,597	202,691
Qwest Communications International, Inc. (a)	37,727	339,166
Sprint Nextel Corp.	69,127	1,310,648
Verizon Communications, Inc.	69,733	2,644,275
Windstream Corp.	11,487	168,744
		11,374,155

Utilities - 3.7%
The AES Corp. (a)	15,866	341,436
Allegheny Energy, Inc. (a)	3,937	193,464
Ameren Corp.	4,950	248,985
American Electric Power Co., Inc.	9,494	462,832
Centerpoint Energy, Inc.	7,505	134,640
CMS Energy Corp.	5,334	94,945
Consolidated Edison, Inc.	5,921	302,326
Constellation Energy Group, Inc.	4,316	375,276
Dominion Resources, Inc.	8,376	743,538
DTE Energy Co.	4,286	205,299
Duke Energy Corporation	30,001	608,720
Dynegy, Inc. - Class A (a)	7,604	70,413
Edison International	7,853	385,818
Entergy Corp.	5,012	525,859
Exelon Corp.	16,112	1,107,056
FirstEnergy Corp.	7,624	505,014
FPL Group, Inc.	9,741	595,857

Integrys Energy Group, Inc.		1,780	98,808
KeySpan Corp.		4,217	173,530
Nicor, Inc.		1,117	54,085
NiSource, Inc.		6,575	160,693
PG&E Corp.		8,365	403,779
Pinnacle West Capital Corp.		2,391	115,366
PPL Corp.		9,171	375,094
Progress Energy, Inc.		6,096	307,482
Public Service Enterprise Group, Inc.		6,061	503,305
Questar Corp.		2,080	185,557
Sempra Energy		6,250	381,312
The Southern Co.		17,884	655,449
TECO Energy, Inc.		5,032	86,601
TXU Corp.		11,152	714,843
Xcel Energy, Inc.		9,778	241,419
			11,358,801

TOTAL COMMON STOCKS (Cost $217,895,351)			305,538,666
SHORT TERM INVESTMENTS (e) - 0.5%
Money Market Funds - 0.4%
Northern Institutional Diversified Assets Portfolio		1,225,459	1,225,459
		Principal
		Amount	Value
U.S. Treasury Bills - 0.1%
4.933%, 06/14/2007		$250,000	$247,521
TOTAL SHORT-TERM INVESTMENTS (Cost $1,472,928)			1,472,980
Total Investments (Cost $219,368,279) (b) - 100.0%			307,011,646
Northern Institutional Liquid Assets Portfolio (d) - 8.6%			26,507,801
Liabilities in Excess of Other Assets - (8.6)%			(26,463,235)
TOTAL NET ASSETS - 100.0%			$307,056,212

(a) Non-income producing security.
(b)	For federal income tax purposes, cost is $220,027,398 and gross unrealized appreciation and depreciation of securities as of March 31, 2007, was $97,627,482 and $(10,643,234) respectively, with a net appreciation / (depreciation) of $86,984,248.
(c)	All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $28,703,394, $26,507,801, and $2,893,355, respectively.
(e)	Securities and other assets with an aggregate value of $715,600 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of March 31, 2007:
			Unrealized
			Appreciation/
Type	Contracts		(Depreciation)
S&P 500 Index (06/07)	2		$18,459

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2007 (Unaudited)
Summit S&P MidCap 400 Index Portfolio

	Shares	Value
COMMON STOCKS - 97.6%
Consumer Discretionary - 14.4%
99 Cents Only Stores (a)	6,034	$88,881
Advance Auto Parts, Inc. (c)	13,677	527,248
Aeropostale, Inc. (a) (c)	6,803	273,685
American Eagle Outfitters, Inc.	25,978	779,080
American Greetings Corp. - Class A (c)	7,366	170,965
AnnTaylor Stores Corp. (a)	9,291	360,305
Applebee's International, Inc.	9,619	238,359
ArvinMeritor, Inc. (c)	9,227	168,393
Bandag, Inc. (c)	1,411	71,524
Barnes & Noble, Inc. (c)	6,622	261,238
Beazer Homes USA, Inc. (c)	5,067	147,095
Belo Corp. (c)	11,391	212,670
Blyth, Inc.	3,221	67,995
Bob Evans Farms, Inc.	4,634	171,226
Borders Group, Inc. (c)	7,657	156,356
BorgWarner, Inc. (c)	7,500	565,650
Boyd Gaming Corp.	5,528	263,354
Brinker International, Inc.	15,829	517,608
Callaway Golf Co.	8,044	126,773
Career Education Corp. (a)	12,280	374,540
Carmax, Inc. (a)	27,801	682,237
Catalina Marketing Corp. (c)	4,738	149,626
CBRL Group, Inc.	3,222	149,179
Charming Shoppes (a)	15,952	206,578
The Cheesecake Factory, Inc. (a) (c)	10,126	269,858
Chico's FAS, Inc. (a) (c)	22,748	555,734
Claire's Stores, Inc.	12,043	386,821
Coldwater Creek, Inc. (a) (c)	7,807	158,326
Corinthian Colleges, Inc. (a) (c)	11,186	153,808
DeVry, Inc.	7,712	226,347
Dick's Sporting Goods, Inc. (a) (c)	4,866	283,493
Dollar Tree Stores, Inc. (a)	13,267	507,330
Entercom Communications Corp. (c)	3,629	102,265
Foot Locker, Inc. (c)	20,145	474,415
Furniture Brands International, Inc. (c)	6,257	98,735
GameStop Corp. (a)	19,630	639,349
Gentex Corp. (c)	18,500	300,625
Hanesbrands, Inc. (a)	12,484	366,905
Harte-Hanks, Inc.	6,139	169,375
Hovnanian Enterprises, Inc. - Class A (a) (c)	4,732	119,057
International Speedway Corp. - Class A	4,623	239,009
ITT Educational Services, Inc. (a)	4,146	337,858
John Wiley & Sons, Inc.	5,720	215,987
Laureate Education, Inc. (a)	6,656	392,504
Lear Corp. (a)	9,893	361,193
Lee Enterprises, Inc.	5,957	179,008
MDC Holdings, Inc. (c)	4,507	216,651
Media General, Inc. - Class A (c)	3,123	119,174
Modine Manufacturing Co. (c)	4,255	97,440
Mohawk Industries, Inc. (a) (c)	6,947	570,001
NetFlix, Inc. (a) (c)	7,825	181,462
O'Reilly Automotive, Inc. (a)	14,670	485,577
OSI Restaurant Partners, Inc.	9,723	384,059
Pacific Sunwear of California, Inc. (a)	8,959	186,616
Payless Shoesource, Inc. (a)	8,547	283,760
PetSmart, Inc. (c)	17,568	579,041
Phillips-Van Heusen	7,130	419,244
Regis Corp.	5,814	234,711
Rent-A-Center, Inc. (a) (c)	9,100	254,618
Ross Stores, Inc.	18,080	621,952
Ruby Tuesday, Inc. (c)	7,655	218,933
Ryland Group, Inc. (c)	5,510	232,467
Saks, Inc. (c)	17,967	374,432
Scholastic Corp. (a) (c)	3,358	104,434
Scientific Games Corp. - Class A (a) (c)	8,684	285,096

Sotheby's Holdings (c)	7,404	329,330
Thor Industries, Inc. (c)	4,545	179,028
Timberland Co. (a)	6,503	169,273
Toll Brothers, Inc. (a) (c)	16,406	449,196
Tupperware Corp. (c)	7,905	197,072
Urban Outfitters, Inc. (a) (c)	14,500	384,395
Valassis Communications, Inc. (a) (c)	6,197	106,526
The Washington Post Co. - Class B	708	540,558
Westwood One, Inc. (c)	9,060	62,242
Williams-Sonoma, Inc. (c)	14,509	514,489
		22,050,344

Consumer Staples - 2.4%
Alberto-Culver Co.	10,531	240,949
BJ's Wholesale Club, Inc. (a) (c)	8,324	281,601
Church & Dwight, Inc.	8,489	427,421
Energizer Holdings, Inc. (a)	7,267	620,093
Hansen Natural Corp. (a) (c)	7,877	298,381
Hormel Foods Corp.	9,456	351,669
The JM Smucker Co.	7,326	390,622
Lancaster Colony Corp.	3,027	133,763
PepsiAmericas, Inc. (c)	7,829	174,743
Ruddick Corp. (c)	4,654	139,992
Smithfield Foods, Inc. (a) (c)	12,907	386,565
Tootsie Roll Industries, Inc. (c)	3,514	105,305
Universal Corp. (c)	3,362	206,259
		3,757,363

Energy - 7.9%
Arch Coal, Inc. (c)	18,426	565,494
Cameron International Corp. (a)	14,563	914,411
Cimarex Energy Co.	10,772	398,779
Denbury Resources, Inc. (a) (c)	15,591	464,456
Encore Acquisition Co. (a) (c)	6,868	166,137
FMC Technologies, Inc. (a)	8,747	610,191
Forest Oil Corp. (a) (c)	7,098	236,860
Frontier Oil Corp. (c)	14,139	461,497
Grant Prideco, Inc. (a) (c)	16,561	825,400
Hanover Compressor Co. (a) (c)	13,538	301,221
Helmerich & Payne, Inc.	13,360	405,342
Newfield Exploration Co. (a)	16,818	701,479
Noble Energy, Inc.	22,046	1,315,044
Overseas Shipholding Group, Inc.	3,820	239,132
Patterson-UTI Energy, Inc. (c)	20,253	454,477
Pioneer Natural Resources Co.	15,990	689,329
Plains Exploration & Production Co. (a)	9,372	423,052
Pogo Producing Co. (c)	7,567	363,973
Pride International, Inc. (a)	21,393	643,929
Quicksilver Resources, Inc. (a) (c)	7,170	285,151
Southwestern Energy Co. (a) (c)	21,862	895,905
Superior Energy Services (a)	10,432	359,591
Tidewater, Inc. (c)	7,435	435,542
		12,156,392

Financials - 16.8%
AG Edwards, Inc.	9,738	673,675
AMB Property Corp.	12,800	752,512
American Financial Group, Inc.	9,068	308,675
AmeriCredit Corp. (a) (c)	15,191	347,266
Arthur J. Gallagher & Co. (c)	12,733	360,726
Associated Banc-Corp (c)	16,889	567,470
Astoria Financial Corp. (c)	10,926	290,522
Bank of Hawaii Corp.	6,434	341,195
Broadridge Financial Solutions, Inc. (a)	17,730	349,281
Brown & Brown, Inc. (c)	14,909	403,288
Cathay General Bancorp (c)	6,699	227,632
City National Corp.	5,181	381,322
The Colonial BancGroup, Inc.	19,778	489,506
Cullen/Frost Bankers, Inc.	7,752	405,662
Eaton Vance Corp.	16,364	583,213
Everest Re Group Ltd.	8,296	797,826
Fidelity National Title Group, Inc. (c)	28,663	688,199
First American Corp.	12,482	633,087

First Niagara Financial Group, Inc.	14,139	196,674
FirstMerit Corp. (c)	10,373	218,974
GATX Corp. (c)	6,862	328,004
Greater Bay Bancorp	6,602	177,528
Hanover Insurance Group Inc	6,634	305,960
HCC Insurance Holdings, Inc.	14,482	446,046
Highwoods Properties, Inc.	7,283	287,606
Horace Mann Educators Corp. (c)	5,593	114,936
Hospitality Properties Trust (c)	12,145	568,386
IndyMac Bancorp, Inc. (c)	9,361	300,020
Investors Financial Services Corp.	8,538	496,485
Jefferies Group, Inc.	13,608	393,952
Leucadia National Corp. (c)	21,007	618,026
Liberty Property Trust (c)	11,827	576,211
The Macerich Co.	9,313	860,149
Mack-Cali Realty Corp.	8,774	417,906
Mercury General Corp.	4,601	244,037
New Plan Excel Realty Trust (c)	13,390	442,272
New York Community Bancorp, Inc. (c)	35,465	623,829
Nuveen Investments, Inc.	10,264	485,487
Ohio Casualty Corp. (c)	7,760	232,412
Old Republic International Corp.	29,962	662,759
The PMI Group, Inc.	11,241	508,318
Potlatch Corp. (c)	5,030	230,273
Protective Life Corp.	9,058	398,914
Radian Group, Inc.	10,345	567,734
Raymond James Financial, Inc.	11,973	356,316
Rayonier, Inc.	9,995	429,785
Regency Centers Corp.	8,956	748,274
SEI Investments Co.	8,202	494,006
Stancorp Financial Group, Inc.	6,929	340,699
SVB Financial Group (a) (c)	4,465	216,954
TCF Financial Corp. (c)	14,513	382,563
UDR, Inc. (c)	17,542	537,136
Unitrin, Inc.	5,204	244,952
Waddell & Reed Financial, Inc. (c)	10,858	253,209
Washington Federal, Inc.	11,323	265,638
Webster Financial Corp.	7,312	351,049
Weingarten Realty Investors (c)	9,777	464,994
Westamerica Bancorporation (c)	3,926	189,115
Wilmington Trust Corp. (c)	8,864	373,795
WR Berkley Corp.	21,961	727,348
		25,679,788

Health Care - 11.0%
Advanced Medical Optics, Inc. (a) (c)	7,722	287,258
Affymetrix, Inc. (a) (c)	8,831	265,548
Apria Healthcare Group, Inc. (a) (c)	5,610	180,922
Beckman Coulter, Inc.	7,979	509,778
Cephalon, Inc. (a) (c)	8,501	605,356
Cerner Corp. (a) (c)	8,478	461,627
Charles River Laboratories International, Inc. (a)	8,667	400,935
Community Health Systems, Inc. (a)	12,166	428,852
Covance, Inc. (a)	8,283	491,513
Cytyc Corp. (a)	14,850	508,019
Dentsply International, Inc.	19,676	644,389
Edwards Lifesciences Corp. (a) (c)	7,491	379,794
Gen-Probe, Inc. (a)	6,766	318,543
Health Management Associates, Inc. - Class A (c)	31,353	340,807
Health Net, Inc. (a)	14,481	779,223
Henry Schein, Inc. (a)	11,381	628,004
Hillenbrand Industries, Inc.	7,963	472,763
Intuitive Surgical, Inc. (a) (c)	4,807	584,387
Invitrogen Corp. (a) (c)	6,092	387,756
LifePoint Hospitals, Inc. (a)	7,421	283,631
Lincare Holdings, Inc. (a)	11,326	415,098
Martek Biosciences Corp. (a) (c)	4,174	86,068
Medicis Pharmaceutical (c)	7,193	221,688
Millennium Pharmaceuticals, Inc. (a)	41,107	466,976
Mine Safety Appliances Co. (c)	3,870	162,772
Omnicare, Inc. (c)	15,715	624,986
Par Pharmaceutical Companies, Inc. (a) (c)	4,654	116,908
PDL BioPharma, Inc. (a) (c)	14,912	323,590

Perrigo Co. (c)	9,822	173,457
Pharmaceutical Product Development, Inc. (c)	13,432	452,524
Psychiatric Solutions, Inc. (a)	6,947	280,034
Resmed, Inc. (a)	9,934	500,376
Sepracor, Inc. (a) (c)	14,254	664,664
STERIS Corp. (c)	8,396	222,998
Techne Corp. (a)	5,103	291,381
Triad Hospitals, Inc. (a)	11,431	597,270
Universal Health Services, Inc. (c)	6,974	399,331
Valeant Pharmaceuticals International (c)	12,215	211,197
Varian, Inc. (a) (c)	3,958	230,593
VCA Antech, Inc. (a)	10,831	393,274
Ventana Medical Systems (a) (c)	4,277	179,206
Vertex Pharmaceuticals, Inc. (a) (c)	16,379	459,267
WellCare Health Plans, Inc. (a)	4,293	365,978
		16,798,741

Industrials - 15.2%
Adesa, Inc. (c)	11,742	324,432
AGCO Corp. (a)	11,823	437,096
Airtran Holdings, Inc. (a) (c)	11,816	121,350
Alaska Air Group, Inc. (a) (c)	5,214	198,653
Alexander & Baldwin, Inc.	5,549	279,892
Alliant Techsystems, Inc. (a) (c)	4,268	375,243
Ametek, Inc.	13,755	475,098
Avis Budget Group, Inc. (a)	13,102	357,947
The Brink's Co. (c)	6,283	398,656
Carlisle Companies., Inc. (c)	7,907	339,448
ChoicePoint, Inc. (a)	9,908	370,856
Con-way Inc.	5,925	295,302
Copart, Inc. (a)	9,214	258,084
The Corporate Executive Board Co. (c)	4,970	377,521
Crane Co.	6,589	266,327
Deluxe Corp.	6,679	223,947
Donaldson Co, Inc.	8,917	321,904
DRS Technologies, Inc. (c)	5,242	273,475
Dun & Bradstreet Corp.	7,762	707,894
Dycom Industries, Inc. (a) (c)	5,262	137,128
Expeditors International Washington, Inc.	27,696	1,144,399
Fastenal Co. (c)	16,237	569,107
Federal Signal Corp. (c)	6,168	95,727
Flowserve Corp. (a)	7,268	415,657
Graco, Inc.	8,624	337,716
Granite Construction, Inc. (c)	4,390	242,591
Harsco Corp.	10,884	488,256
Herman Miller, Inc.	8,349	279,608
HNI Corp. (c)	6,261	287,568
Hubbell, Inc. - Class B	7,764	374,535
Jacobs Engineering Group, Inc. (a)	15,314	714,398
JB Hunt Transport Services, Inc. (c)	13,315	349,386
JetBlue Airways Corp. (a) (c)	23,052	265,329
Joy Global, Inc.	14,159	607,421
Kelly Services, Inc. (c)	2,788	89,774
Kennametal, Inc. (c)	5,003	338,253
Korn/Ferry International (a) (c)	5,528	126,812
Lincoln Electric Holdings, Inc.	5,538	329,843
Manpower, Inc.	11,017	812,724
MSC Industrial Direct Co., Inc. - Class A	6,918	322,932
Navigant Consulting, Inc. (a) (c)	7,028	138,873
Nordson Corp.	4,357	202,426
Oshkosh Truck Corp.	9,572	507,316
Pentair, Inc.	12,949	403,491
Precision Castparts Corp. (e)	17,743	1,846,159
Quanta Services, Inc. (a) (c)	15,307	386,043
Republic Services, Inc.	21,822	607,088
Rollins, Inc. (c)	3,885	89,394
Roper Industries, Inc.	11,373	624,150
Sequa Corp. (a) (c)	896	107,314
SPX Corp.	7,731	542,716
Stericycle, Inc. (a) (c)	5,736	467,484
Strayer Education, Inc. (c)	1,770	221,250
Swift Transportation Co., Inc. (a)	7,004	218,245
Teleflex, Inc.	5,061	344,502

Thomas & Betts Corp. (a)	6,649	324,604
Timken Co.	12,190	369,479
Trinity Industries, Inc. (c)	10,352	433,956
United Rentals, Inc. (a) (c)	8,628	237,270
Werner Enterprises, Inc. (c)	6,441	117,033
YRC Worldwide, Inc. (a) (c)	7,403	297,749
		23,218,831

Information Technology - 15.1%
3Com Corp. (a) (c)	51,402	200,982
Activision, Inc. (a) (c)	32,283	611,440
Acxiom Corp. (c)	8,920	190,799
Adtran, Inc. (c)	7,995	194,678
Advent Software, Inc. (a) (c)	2,579	89,930
Alliance Data Systems Corp. (a)	8,547	526,666
Amphenol Corp. - Class A	11,518	743,717
Andrew Corp. (a)	20,259	214,543
Arrow Electronics, Inc. (a)	15,904	600,376
Atmel Corp. (a) (c)	55,422	278,773
Avnet, Inc. (a)	16,641	601,406
Avocent Corp. (a) (c)	6,572	177,247
The BISYS Group, Inc. (a)	15,670	179,578
Cadence Design Systems, Inc. (a) (c)	36,220	762,793
CDW Corp.	7,844	481,857
Ceridian Corp. (a)	18,271	636,562
Checkfree Corp. (a)	11,317	419,747
CommScope, Inc. (a) (c)	7,754	332,647
Cree, Inc. (a) (c)	9,916	163,217
CSG Systems International, Inc. (a)	5,875	146,992
Cypress Semiconductor Corp. (a) (c)	23,960	444,458
Diebold, Inc. (c)	8,509	405,964
DST Systems, Inc. (a) (c)	7,162	538,582
F5 Networks, Inc. (a)	5,341	356,138
Fair Isaac Corp.	7,395	286,039
Fairchild Semiconductor International, Inc. (a) (c)	15,984	267,252
Gartner, Inc. - Class A (a) (c)	6,741	161,447
Global Payments, Inc.	8,861	301,806
Harris Corp.	17,348	883,881
Imation Corp.	4,544	183,487
Ingram Micro, Inc. (a)	18,444	356,154
Integrated Device Technology, Inc. (a)	25,441	392,300
International Rectifier Corp. (a)	9,386	358,639
Intersil Corp. - Class A	17,549	464,873
Jack Henry & Associates, Inc. (c)	10,000	240,500
Kemet Corp. (a) (c)	10,761	82,322
Lam Research Corp. (a)	18,342	868,310
Lattice Semiconductor Corp. (a) (c)	14,869	86,984
Macrovision Corp. (a) (c)	6,756	169,238
McAfee, Inc. (a)	20,652	600,560
MEMC Electronic Materials, Inc. (a)	21,761	1,318,281
Mentor Graphics Corp. (a) (c)	10,999	179,724
Micrel, Inc. (a)	7,711	84,975
Microchip Technology, Inc.	27,965	993,596
MoneyGram International, Inc.	10,850	301,196
MPS Group, Inc. (a)	13,259	187,615
National Instruments Corp.	7,389	193,813
Newport Corp. (a) (c)	5,307	86,876
Palm, Inc. (a) (c)	13,207	239,443
Parametric Technology Corp. (a) (c)	14,772	281,997
Plantronics, Inc. (c)	6,198	146,397
Polycom, Inc. (a)	11,761	391,994
Powerwave Technologies, Inc. (a) (c)	16,845	95,848
RF Micro Devices, Inc. (a) (c)	24,997	155,731
Semtech Corp. (a) (c)	9,431	127,130
Silicon Laboratories, Inc. (a) (c)	7,094	212,252
SRA International, Inc. - Class A (a) (c)	5,333	129,912
Sybase, Inc. (a)	11,900	300,832
Synopsys, Inc. (a)	18,778	492,547
Tech Data Corp. (a)	7,044	252,246
Transaction Systems Architects, Inc. (a) (c)	4,858	157,351
Triquint Semiconductor, Inc. (a) (c)	17,795	88,975
UTstarcom, Inc. (a) (c)	13,790	114,319
Valueclick, Inc. (a) (c)	12,881	336,581

Vishay Intertechnology, Inc. (a) (c)	23,883	333,884
Western Digital Corp. (a)	28,479	478,732
Wind River Systems, Inc. (a)	9,781	97,223
Zebra Technologies Corp. - Class A (a) (c)	8,921	344,440
		23,126,794

Materials - 6.1%
Airgas, Inc.	10,166	428,497
Albemarle Corp.	10,227	422,784
Bowater, Inc. (c)	7,271	173,195
Cabot Corp.	8,330	397,591
Chemtura Corp.	31,220	341,235
Commercial Metals Co. (c)	15,293	479,436
Cytec Industries, Inc. (c)	5,448	306,395
Ferro Corp. (c)	5,581	120,605
Florida Rock Industries, Inc.	6,390	429,983
FMC Corp.	4,960	374,133
Glatfelter (c)	5,797	86,433
Longview Fibre Co.	8,507	209,527
Louisiana-Pacific Corp. (c)	13,511	271,031
Lubrizol Corp.	8,947	461,039
Lyondell Chemical Co.	27,725	830,918
Martin Marietta Materials, Inc.	5,831	788,351
Minerals Technologies, Inc. (c)	2,412	149,930
Olin Corp.	9,507	161,049
Packaging Corp of America	10,590	258,396
Reliance Steel & Aluminum Co. (c)	8,341	403,704
RPM International, Inc. (c)	15,482	357,634
The Scotts Miracle-Gro Co. - Class A (c)	5,694	250,707
Sensient Technologies Corp. (c)	6,060	156,227
Sonoco Products Co.	12,883	484,143
Steel Dynamics, Inc. (c)	11,293	487,858
Valspar Corp.	13,218	367,857
Worthington Industries (c)	8,989	184,994
		9,383,652

Telecommunication Services - 0.8%
Cincinnati Bell, Inc. (a) (c)	32,017	150,480
Neustar, Inc. (a) (c)	8,381	238,355
Telephone & Data Systems, Inc.	13,472	803,201
		1,192,036

Utilities - 7.9%
AGL Resources, Inc.	10,071	430,233
Alliant Energy Corp.	15,041	674,138
Aqua America, Inc. (c)	17,129	384,546
Aquila, Inc. (a)	48,585	203,085
Black Hills Corp. (c)	4,323	158,957
DPL, Inc. (c)	14,637	455,064
Duquesne Light Holdings, Inc.	11,358	224,775
Energy East Corp.	20,299	494,484
Equitable Resources, Inc.	15,735	760,315
Great Plains Energy, Inc.	11,123	360,941
Hawaiian Electric Industries, Inc. (c)	10,544	274,038
Idacorp, Inc.	5,653	191,297
MDU Resources Group, Inc.	23,444	673,781
National Fuel Gas Co. (c)	10,715	463,531
Northeast Utilities	19,985	654,908
NSTAR	13,822	485,429
OGE Energy Corp.	11,830	459,004
ONEOK, Inc.	14,341	645,345
Pepco Holdings, Inc.	24,899	722,569
PNM Resources, Inc. (c)	9,817	317,089
Puget Energy, Inc.	15,101	387,794
SCANA Corp. (c)	15,100	651,867
Sierra Pacific Resources (a)	28,657	498,059
Vectren Corp. (c)	9,879	282,539
Westar Energy, Inc. (c)	11,323	311,609
WGL Holdings, Inc. (c)	6,359	203,361
Wisconsin Energy Corp.	15,140	734,593

			12,103,351

TOTAL COMMON STOCKS (Cost $118,819,797)			149,467,292
WARRANTS - 0.0%
Dime Bancorp
Issued by Washington Mutual, Inc.,Exp. 12/26/2050 (a)			255
TOTAL WARRANTS (Cost $238)			255
UNIT INVESTMENT TRUSTS - 0.8%
Midcap SPDR Trust Series 1 (c)		7,795	1,204,873
TOTAL UNIT INVESTMENT TRUSTS (Cost $1,149,457)			1,204,873
SHORT TERM INVESTMENTS (e) - 1.8%
Money Market Funds - 1.4%
Northern Institutional Diversified Assets Portfolio			2,200,252
		Principal
		Amount	Value
U.S. Treasury Bills - 0.4%
4.933%, 06/14/2007		$700,000	$693,059
TOTAL SHORT-TERM INVESTMENTS (Cost $2,893,165)
Total Investments (Cost $122,862,657) (b) - 100.2%			153,565,731
Northern Institutional Liquid Assets Portfolio (d) - 26.5%
Liabilities in Excess of Other Assets - (26.7)%			(40,957,113)
TOTAL NET ASSETS - 100.0%			$153,187,609

(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $123,693,928 and gross unrealized appreciation and depreciation of securities as of March 31, 2007 was $36,879,826 and ($7,008,023), respectively, with a net appreciation / (depreciation) of $29,871,803.
(c)	All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $42,841,173, $40,578,991, and $3,333,797, respectively.
(e)	Securities and other assets with an aggregate value of $2,995,300 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of March 31, 2007:

			Unrealized
			Appreciation/
Type	Contracts		(Depreciation)
S&P MidCap 400 Index Mini (06/07)
S&P MidCap 400 Index (06/07)	4		($1,282)

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2007 (Unaudited)
Summit Balanced Index Portfolio

	Shares	Value
COMMON STOCKS - 60.6%
Consumer Discretionary - 6.6%
Abercrombie & Fitch Co. - Class A	120	$9,082
Amazon.Com, Inc. (a)	460	18,303
Apollo Group, Inc. (a)	185	8,121
Autonation, Inc. (a)	203	4,312
Autozone, Inc. (a)	93	11,917
Bed Bath & Beyond, Inc. (a)	373	14,983
Best Buy Co., Inc.	537	26,163
Big Lots, Inc. (a) (d)	190	5,943
The Black & Decker Corp.	135	11,019
Brunswick Corp.	163	5,192
Carnival Corp.	588	27,554
CBS Corporation	1,031	31,538
Centex Corp.	157	6,559
Circuit City Stores, Inc. (d)	215	3,984
Clear Channel Communications, Inc.	656	22,986
Coach, Inc. (a)	484	24,224
Comcast Corp. - Class A (a)	4,144	107,537
D.R. Horton, Inc.	406	8,932
Darden Restaurants, Inc.	225	9,268
Dillard's, Inc. - Class A	108	3,535
The DIRECTV Group, Inc. (a)	1,030	23,762
Dollar General Corp.	412	8,714
Dow Jones & Co., Inc. (d)	98	3,378
E.W. Scripps Co.	130	5,808
Eastman Kodak Co. (d)	429	9,678
eBay, Inc. (a)	1,551	51,416
Family Dollar Stores, Inc.	232	6,872
Federated Department Stores, Inc. (d)	718	32,346
Ford Motor Co. (d)	2,484	19,599
Fortune Brands, Inc.	244	19,232
Gannett Co., Inc.	313	17,619
The Gap, Inc.	712	12,254
General Motors Corp. (d)	747	22,888
Genuine Parts Co.	260	12,740
The Goodyear Tire & Rubber Co. (a) (d)	263	8,203
H&R Block, Inc.	426	8,963
Harley-Davidson, Inc.	347	20,386
Harman International Industries, Inc.	100	9,608
Harrah's Entertainment, Inc.	274	23,139
Hasbro, Inc.	217	6,211
Hilton Hotels Corp.	510	18,340
The Home Depot, Inc.	2,725	100,116
IAC/InterActiveCorp (a)	300	11,313
International Game Technology	449	18,131
Interpublic Group of Companies, Inc. (a) (d)	631	7,768
J.C. Penney Co., Inc.	297	24,401
Johnson Controls, Inc.	288	27,251
Jones Apparel Group, Inc.	198	6,085
KB Home (d)	130	5,547

Kohl's Corp. (a)	433	33,172
Leggett & Platt, Inc.	282	6,393
Lennar Corp.	220	9,286
Limited Brands, Inc.	449	11,701
Liz Claiborne, Inc.	179	7,670
Lowe's Companies, Inc.	2,018	63,547
Marriott International, Inc. - Class A	454	22,228
Mattel, Inc.	500	13,785
McDonald's Corp.	1,619	72,936
The McGraw-Hill Cos., Inc.	465	29,239
Meredith Corp.	70	4,017
New York Times Co. - Class A (d)	191	4,490
Newell Rubbermaid, Inc.	411	12,778
News Corp. - Class A	3,087	71,371
Nike, Inc. - Class B	285	30,284
Nordstrom, Inc.	331	17,523
Office Depot, Inc. (a)	374	13,142
OfficeMax, Inc.	118	6,223
Omnicom Group	272	27,847
Polo Ralph Lauren Corp.	85	7,493
Pulte Homes, Inc.	320	8,467
RadioShack Corp.	225	6,082
Sears Holdings Corp. (a)	110	19,818
The Sherwin-Williams Co.	190	12,548
Snap-On, Inc.	97	4,666
The Stanley Works	121	6,699
Staples, Inc.	960	24,806
Starbucks Corp. (a)	999	31,329
Starwood Hotels & Resorts Worldwide, Inc.	325	21,076
Target Corp.	1,134	67,201
Tiffany & Co. (d)	183	8,323
Time Warner, Inc.	5,187	102,288
The TJX Companies, Inc.	594	16,014
Tribune Co.	291	9,344
VF Corp.	149	12,310
Viacom, Inc. - Class B (a)	938	38,561
The Walt Disney Co.	2,761	95,061
Wendy's International, Inc. (d)	193	6,041
Whirlpool Corp.	128	10,868
Wyndham Worldwide Corp. (a)	312	10,655
Yum! Brands, Inc.	358	20,678
		1,900,880

Consumer Staples - 5.8%
Altria Group, Inc.	2,764	242,707
Anheuser-Busch Companies, Inc.	1,016	51,267
Archer-Daniels-Midland Co.	866	31,782
Avon Products, Inc.	591	22,021
Brown-Forman Corp. - Class B	139	9,113
Campbell Soup Co.	276	10,750
Clorox Co.	200	12,738
The Coca-Cola Co.	2,691	129,168
Coca-Cola Enterprises, Inc.	364	7,371
Colgate-Palmolive Co.	682	45,551
ConAgra Foods, Inc.	675	16,814
Constellation Brands, Inc. - Class A (a)	293	6,206
Costco Wholesale Corp.	618	33,273
CVS Corp.	2,126	72,582

Dean Foods Co. (a)	200	9,348
The Estee Lauder Companies, Inc. (d)	180	8,793
General Mills, Inc.	466	27,130
The Hershey Co. (d)	274	14,977
HJ Heinz Co.	438	20,639
Kellogg Co.	330	16,972
Kimberly-Clark Corp.	605	41,436
Kraft Foods, Inc. (a)	320	10,131
The Kroger Co.	954	26,950
McCormick & Co., Inc.	224	8,628
Molson Coors Brewing Co. - Class B	96	9,084
Pepsi Bottling Group, Inc.	180	5,740
PepsiCo, Inc.	2,177	138,370
Procter & Gamble Co.	4,192	264,767
Reynolds American, Inc. (d)	227	14,167
Safeway, Inc. (d)	588	21,544
Sara Lee Corp.	1,005	17,005
Supervalu, Inc.	327	12,776
Sysco Corp.	817	27,639
Tyson Foods, Inc. - Class A	375	7,279
UST, Inc. (d)	245	14,205
Walgreen Co.	1,332	61,125
Wal-Mart Stores, Inc.	3,248	152,494
Whole Foods Market, Inc.	200	8,970
WM Wrigley Jr. Co.	335	17,062
		1,648,574

Energy - 6.1%
Anadarko Petroleum Corp.	607	26,089
Apache Corp.	435	30,754
Baker Hughes, Inc.	435	28,767
BJ Services Co.	395	11,020
Chesapeake Energy Corp.	530	16,366
Chevron Corp.	2,903	214,706
ConocoPhillips	2,176	148,730
Devon Energy Corp.	583	40,355
El Paso Corp.	919	13,298
ENSCO International, Inc.	210	11,424
EOG Resources, Inc.	359	25,611
Exxon Mobil Corp.	7,784	587,303
Halliburton Co. (d)	1,362	43,230
Hess Corp.	319	17,695
Kinder Morgan, Inc.	160	17,032
Marathon Oil Corp.	473	46,747
Murphy Oil Corp.	274	14,632
Nabors Industries Ltd. (a) (d)	418	12,402
National Oilwell Varco, Inc. (a)	259	20,148
Noble Corp.	229	18,018
Occidental Petroleum Corp.	1,138	56,115
Peabody Energy Corp.	360	14,486
Rowan Companies, Inc. (d)	182	5,910
Schlumberger Ltd.	1,564	108,072
Smith International, Inc.	275	13,214
Spectra Energy Corp.	827	21,725
Sunoco, Inc.	173	12,186
Transocean, Inc. (a)	416	33,987
Valero Energy Corp.	810	52,237
Weatherford International Ltd. (a)	462	20,836

Williams Companies, Inc.	787	22,398
XTO Energy, Inc.	483	26,473
		1,731,966

Financials - 13.0%
ACE Ltd.	430	24,536
AFLAC, Inc.	656	30,871
The Allstate Corp.	832	49,970
AMBAC Financial Group, Inc.	179	15,464
American Express Co.	1,604	90,466
American International Group, Inc.	3,430	230,565
Ameriprise Financial, Inc.	371	21,199
AON Corp.	416	15,791
Apartment Investment & Management Co.	160	9,230
Archstone-Smith Trust	316	17,152
AvalonBay Communities, Inc.	100	13,000
Bank of America Corp.	6,106	311,528
The Bank of New York Co., Inc.	1,008	40,874
BB&T Corp.	709	29,083
The Bear Stearns Companies, Inc.	188	28,266
Boston Properties, Inc.	140	16,436
Capital One Financial Corp.	553	41,729
CB Richard Ellis Group, Inc. (a)	250	8,545
The Charles Schwab Corp.	1,366	24,984
Chicago Mercantile Exchange Holdings, Inc.	50	26,623
Chubb Corp.	592	30,589
Cincinnati Financial Corp.	261	11,066
CIT Group, Inc.	301	15,929
Citigroup, Inc.	6,667	342,284
Comerica, Inc.	250	14,780
Commerce Bancorp, Inc. (d)	280	9,346
Compass Bancshares, Inc.	208	14,310
Countrywide Financial Corp.	809	27,215
Developers Diversified Realty Corp.	170	10,693
E*Trade Financial Corp. (a)	565	11,989
Equity Residential	429	20,691
Fannie Mae	1,279	69,808
Federated Investors, Inc.	142	5,214
Fifth Third Bancorp (d)	737	28,515
First Horizon National Corp. (d)	209	8,680
Franklin Resources, Inc.	248	29,966
Freddie Mac	913	54,314
Genworth Financial, Inc.	601	20,999
Goldman Sachs Group, Inc.	570	117,779
Hartford Financial Services Group, Inc.	447	42,724
Host Marriott Corp.	700	18,417
Hudson City Bancorp, Inc.	680	9,302
Huntington Bancshares, Inc. (d)	345	7,538
Janus Capital Group, Inc.	273	5,708
JPMorgan Chase & Co.	4,584	221,774
KeyCorp	533	19,972
Kimco Realty Corp.	300	14,622
Legg Mason, Inc.	200	18,842
Lehman Brothers Holdings, Inc.	710	49,750
Lincoln National Corp.	380	25,760
Loews Corp.	604	27,440
M&T Bank Corp.	135	15,637
Marsh & McLennan Companies, Inc.	727	21,294

Marshall & Ilsley Corp.	336	15,560
MBIA, Inc. (d)	224	14,670
Mellon Financial Corp.	544	23,468
Merrill Lynch & Co., Inc.	1,171	95,636
Metlife, Inc.	1,003	63,339
MGIC Investment Corp. (d)	156	9,192
Moody's Corp.	313	19,425
Morgan Stanley	1,416	111,524
National City Corp. (d)	848	31,588
Northern Trust Corp.	277	16,659
Plum Creek Timber Co., Inc.	275	10,840
PNC Financial Services Group, Inc.	434	31,235
Principal Financial Group, Inc.	356	21,314
The Progressive Corp.	1,020	22,256
Prologis	369	23,959
Prudential Financial, Inc.	641	57,857
Public Storage, Inc.	138	13,064
Realogy Corp. (a)	283	8,380
Regions Financial Corp.	962	34,026
Safeco Corp.	154	10,230
Simon Property Group, Inc.	273	30,371
SLM Corp.	542	22,168
Sovereign Bancorp, Inc. (d)	474	12,059
State Street Corp.	438	28,360
SunTrust Banks, Inc.	482	40,025
Synovus Financial Corp. (d)	466	15,070
T. Rowe Price Group, Inc.	346	16,328
Torchmark Corp.	174	11,413
Travelers Companies, Inc.	913	47,266
UnumProvident Corp. (d)	445	10,248
US Bancorp	2,347	82,075
Vornado Realty Trust	197	23,510
Wachovia Corp.	2,499	137,570
Washington Mutual, Inc. (d)	1,212	48,941
Wells Fargo & Co.	4,446	153,076
XL Capital Ltd. - Class A	235	16,441
Zions Bancorporation	151	12,763
		3,731,165

Health Care - 7.1%
Abbott Laboratories	2,018	112,604
Aetna, Inc.	724	31,704
Allergan, Inc.	219	24,270
AmerisourceBergen Corp.	267	14,084
Amgen, Inc. (a)	1,547	86,446
Applera Corp. - Applied Biosystems Group	242	7,156
Barr Pharmaceuticals, Inc. (a)	160	7,416
Bausch & Lomb, Inc.	90	4,604
Baxter International, Inc.	862	45,402
Becton, Dickinson & Co.	323	24,835
Biogen Idec, Inc. (a)	454	20,149
Biomet, Inc.	372	15,806
Boston Scientific Corp. (a)	1,557	22,639
Bristol-Myers Squibb Co.	2,764	76,729
C.R. Bard, Inc.	176	13,994
Cardinal Health, Inc.	536	39,101
Celgene Corp. (a)	475	24,918
CIGNA Corp.	147	20,971

Coventry Health Care, Inc. (a)	210	11,770
Eli Lilly & Co.	1,299	69,769
Express Scripts, Inc. (a)	182	14,691
Forest Laboratories, Inc. (a)	421	21,656
Genzyme Corp. (a)	383	22,988
Gilead Sciences, Inc. (a)	604	46,206
Hospira, Inc. (a)	208	8,507
Humana, Inc. (a)	218	12,648
IMS Health, Inc.	267	7,919
Johnson & Johnson	3,863	232,784
King Pharmaceuticals, Inc. (a)	361	7,101
Laboratory Corp. Of America Holdings (a)	166	12,057
Manor Care, Inc.	132	7,176
McKesson Corp.	396	23,182
Medco Health Solutions, Inc. (a)	389	28,214
MedImmune, Inc. (a) (d)	317	11,536
Medtronic, Inc.	1,518	74,473
Merck & Co., Inc.	2,874	126,945
Millipore Corp. (a)	86	6,232
Mylan Laboratories, Inc. (d)	327	6,913
Patterson Companies, Inc. (a)	220	7,808
PerkinElmer, Inc.	167	4,045
Pfizer, Inc.	9,630	243,254
Quest Diagnostics, Inc. (d)	214	10,672
Schering-Plough Corp.	1,957	49,923
St. Jude Medical, Inc. (a)	466	17,526
Stryker Corp.	434	28,783
Tenet Healthcare Corp. (a)	623	4,006
Thermo Electron Corp. (a)	617	28,845
UnitedHealth Group, Inc.	1,779	94,234
Varian Medical Systems, Inc. (a)	175	8,346
Waters Corp. (a)	136	7,888
Watson Pharmaceuticals, Inc. (a)	174	4,599
Wellpoint, Inc. (a)	819	66,421
Wyeth	1,777	88,903
Zimmer Holdings, Inc. (a)	369	31,516
		2,042,364

Industrials - 6.7%
3M Co.	995	76,048
Allied Waste Industries, Inc. (a) (d)	326	4,104
American Standard Companies., Inc.	274	14,527
Avery Dennison Corp.	125	8,033
Boeing Co.	1,050	93,356
Burlington Northern Santa Fe Corp.	478	38,446
C.H. Robinson Worldwide, Inc.	240	11,460
Caterpillar, Inc.	866	58,048
Cintas Corp.	181	6,534
Cooper Industries Ltd. - Class A	310	13,947
CSX Corp.	586	23,469
Cummins, Inc.	78	11,288
Danaher Corp.	355	25,365
Deere & Co.	306	33,244
Dover Corp.	302	14,741
Eaton Corp.	246	20,556
Emerson Electric Co.	1,078	46,451
Equifax, Inc.	168	6,124
FedEx Corp.	452	48,558

Fluor Corp.	145	13,009
General Dynamics Corp.	533	40,721
General Electric Co.	13,923	492,317
Goodrich Corp.	203	10,450
Honeywell International, Inc.	1,082	49,837
Illinois Tool Works, Inc.	555	28,638
Ingersoll-Rand Company Ltd. - Class A	425	18,432
ITT Corp.	244	14,718
L-3 Communications Holdings, Inc.	198	17,319
Lockheed Martin Corp.	471	45,696
Masco Corp.	526	14,412
Monster Worldwide, Inc. (a)	204	9,663
Norfolk Southern Corp.	547	27,678
Northrop Grumman Corp.	455	33,770
Paccar, Inc.	330	24,222
Pall Corp.	208	7,904
Parker Hannifin Corp.	200	17,262
Pitney Bowes, Inc.	342	15,523
Raytheon Co.	593	31,109
Robert Half International, Inc.	253	9,364
Rockwell Automation, Inc.	271	16,225
Rockwell Collins, Inc.	264	17,670
RR Donnelley & Sons Co.	321	11,745
Ryder System, Inc.	107	5,279
Southwest Airlines Co.	1,038	15,259
Terex Corp. (a)	140	10,046
Textron, Inc.	167	14,997
Tyco International Ltd.	2,661	83,955
Union Pacific Corp.	394	40,011
United Parcel Service, Inc. - Class B	1,428	100,103
United Technologies Corp.	1,336	86,840
W.W. Grainger, Inc.	127	9,809
Waste Management, Inc.	714	24,569
		1,912,851

Information Technology - 8.8%
ADC Telecommunications, Inc. (a)	195	3,264
Adobe Systems, Inc. (a)	765	31,901
Advanced Micro Devices, Inc. (a) (d)	642	8,385
Affiliated Computer Services, Inc. - Class A (a)	157	9,244
Agilent Technologies, Inc. (a)	540	18,193
Altera Corp. (a)	475	9,495
Analog Devices, Inc.	466	16,072
Apple, Inc. (a)	1,170	108,705
Applied Materials, Inc.	1,835	33,617
Autodesk, Inc. (a)	341	12,822
Automatic Data Processing, Inc.	734	35,526
Avaya, Inc. (a)	633	7,476
BMC Software, Inc. (a)	271	8,344
Broadcom Corp. - Class A (a)	620	19,883
CA, Inc.	543	14,069
Ciena Corp. (a) (d)	123	3,438
Cisco Systems, Inc. (a)	8,060	205,772
Citrix Systems, Inc. (a)	255	8,168
Cognizant Technology Solutions Corp. (a)	200	17,654
Computer Sciences Corp. (a)	276	14,388
Compuware Corp. (a) (d)	492	4,669
Convergys Corp. (a)	184	4,675

Corning, Inc. (a)	2,060	46,844
Dell, Inc. (a)	2,999	69,607
Electronic Arts, Inc. (a)	453	22,813
Electronic Data Systems Corp.	684	18,933
EMC Corp. (a)	3,037	42,062
Fidelity National Information Services, Inc.	220	10,001
First Data Corp.	1,011	27,196
Fiserv, Inc. (a)	231	12,257
Google, Inc. (a)	299	136,990
Hewlett-Packard Co.	3,617	145,186
Intel Corp.	7,615	145,675
International Business Machines Corp.	2,009	189,368
Intuit, Inc. (a)	452	12,367
Jabil Circuit, Inc.	257	5,502
JDS Uniphase Corp. (a) (d)	278	4,234
Juniper Networks, Inc. (a)	747	14,701
Kla-Tencor Corp.	295	15,729
Lexmark International, Inc. - Class A (a)	133	7,775
Linear Technology Corp.	398	12,573
LSI Logic Corp. (a) (d)	1,029	10,743
Maxim Integrated Products, Inc.	424	12,466
Micron Technology, Inc. (a)	965	11,657
Microsoft Corp. (f)	11,643	324,490
Molex, Inc.	187	5,273
Motorola, Inc.	3,234	57,145
National Semiconductor Corp.	394	9,511
NCR Corp. (a)	278	13,280
Network Appliance, Inc. (a)	492	17,968
Novell, Inc. (a)	449	3,242
Novellus Systems, Inc. (a) (d)	163	5,219
Nvidia Corp. (a)	504	14,505
Oracle Corp. (a)	5,328	96,597
Paychex, Inc.	447	16,928
PMC - Sierra, Inc. (a) (d)	272	1,907
QLogic Corp. (a)	243	4,131
Qualcomm, Inc.	2,181	93,041
Sabre Holdings Corp. - Class A	219	7,172
SanDisk Corp. (a) (d)	280	12,264
Sanmina-SCI Corp. (a)	706	2,556
Solectron Corp. (a)	1,212	3,818
Sun Microsystems, Inc. (a)	4,633	27,844
Symantec Corp. (a)	1,306	22,594
Tektronix, Inc.	141	3,971
Tellabs, Inc. (a)	592	5,861
Teradyne, Inc. (a)	294	4,863
Texas Instruments, Inc.	2,024	60,922
Unisys Corp. (a)	455	3,836
VeriSign, Inc. (a)	324	8,139
The Western Union Co.	1,011	22,191
Xerox Corp. (a)	1,292	21,822
Xilinx, Inc.	449	11,553
Yahoo!, Inc. (a)	1,642	51,378
		2,504,460

Materials - 2.0%
Air Products & Chemicals, Inc.	331	24,481
Alcoa, Inc.	1,145	38,816
Allegheny Technologies, Inc.	141	15,043

Ashland, Inc.	124	8,134
Ball Corp.	182	8,345
Bemis Co.	179	5,977
Consol Energy, Inc.	280	10,956
The Dow Chemical Co.	1,267	58,105
Eastman Chemical Co.	136	8,613
Ecolab, Inc.	275	11,825
EI Du Pont de Nemours & Co.	1,217	60,156
Freeport-McMoRan Copper & Gold, Inc. - Class B	446	29,514
Hercules, Inc. (a)	189	3,693
International Flavors & Fragrances, Inc.	137	6,469
International Paper Co.	601	21,876
MeadWestvaco Corp.	275	8,481
Monsanto Co.	717	39,406
Newmont Mining Corp.	594	24,942
Nucor Corp.	408	26,573
Pactiv Corp. (a)	183	6,174
PPG Industries, Inc.	254	17,859
Praxair, Inc.	426	26,821
Rohm & Haas Co.	190	9,827
Sealed Air Corp.	278	8,785
Sigma-Aldrich Corp.	226	9,384
Temple-Inland, Inc.	189	11,291
United States Steel Corp.	191	18,942
Vulcan Materials Co.	171	19,918
Weyerhaeuser Co.	296	22,123
		562,529

Telecommunication Services - 2.2%
Alltel Corp.	513	31,806
AT&T, Inc.	8,307	327,545
CenturyTel, Inc.	154	6,959
Citizens Communications Co.	424	6,339
Embarq Corp.	218	12,284
Qwest Communications International, Inc. (a) (d)	2,116	19,023
Sprint Nextel Corp.	3,944	74,778
Verizon Communications, Inc.	3,828	145,158
Windstream Corp.	626	9,196
		633,088

Utilities - 2.3%
The AES Corp. (a)	874	18,808
Allegheny Energy, Inc. (a)	243	11,941
Ameren Corp. (d)	304	15,291
American Electric Power Co., Inc.	521	25,399
Centerpoint Energy, Inc. (d)	462	8,288
CMS Energy Corp. (d)	327	5,821
Consolidated Edison, Inc. (d)	365	18,637
Constellation Energy Group, Inc.	266	23,129
Dominion Resources, Inc.	508	45,095
DTE Energy Co. (d)	266	12,741
Duke Energy Corporation	1,655	33,580
Dynegy, Inc. - Class A (a)	500	4,630
Edison International	431	21,175
Entergy Corp.	310	32,525
Exelon Corp.	885	60,808
FirstEnergy Corp.	436	28,881
FPL Group, Inc.	535	32,726

Integrys Energy Group, Inc.	102	5,662
KeySpan Corp.	260	10,699
Nicor, Inc. (d)	74	3,583
NiSource, Inc.	407	9,947
PG&E Corp. (d)	460	22,204
Pinnacle West Capital Corp.	165	7,961
PPL Corp.	504	20,614
Progress Energy, Inc. (d)	375	18,915
Public Service Enterprise Group, Inc.	357	29,645
Questar Corp.	120	10,705
Sempra Energy	382	23,306
The Southern Co.	981	35,954
TECO Energy, Inc. (d)	310	5,335
TXU Corp.	610	39,101
Xcel Energy, Inc. (d)	537	13,259
		656,365

TOTAL COMMON STOCKS (Cost $13,003,423)		17,324,242

	Principal
	Amount	Value
CORPORATE BONDS - 7.2%
Consumer Staples - 0.4%
Campbell Soup Co.
5.875%, 10/01/2008 (d)	$100,000	$100,818
Energy - 2.1%
Apache Corp.
5.625%, 01/15/2017	100,000	101,155
Burlington Resources Finance Co.
6.500%, 12/01/2011 (d)	150,000	158,661
Colonial Pipeline Co.
7.750%, 11/01/2010 (b)	125,000	135,613
Conoco Funding Co.
6.350%, 10/15/2011	50,000	52,520
Public Service North Carolina, Inc.
6.625%, 02/15/2011	150,000	156,908
		604,857

Financials - 1.5%
Key Bank National Association
5.000%, 07/17/2007	100,000	99,820
TIAA Global Markets, Inc.
4.125%, 11/15/2007 (b)	150,000	148,872
Union Planters Corp.
4.375%, 12/01/2010	190,000	185,917
		434,609

Health Care - 0.5%
Amgen, Inc.
6.500%, 12/01/2007	150,000	150,771
Industrials - 1.8%
Honeywell International, Inc.
7.500%, 03/01/2010 (d)	125,000	133,264
Masco Corp.
5.875%, 07/15/2012	125,000	126,630
United Technologies Corp.
4.375%, 05/01/2010 (d)	250,000	245,539
		505,433

Materials - 0.9%
Weyerhaeuser Co.
7.500%, 03/01/2013	250,000	269,413
TOTAL CORPORATE BONDS (Cost $2,094,278)		2,065,901

MORTGAGE BACKED SECURITIES - 13.4%
Fannie Mae Pool
Pool #500823, 7.000%, 07/01/2029	347,400	362,073
Pool #653650, 6.500%, 08/01/2032	85,062	87,125
Pool #722267, 5.500%, 07/01/2033	234,720	232,796
Pool #732114, 6.000%, 08/01/2033	228,971	231,705
Pool #357457, 5.500%, 11/01/2033	476,712	472,806
Pool #903724, 7.500%, 11/01/2036	424,478	437,628
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	580,137	573,596
Pool #E9-9160, 4.500%, 09/01/2018	121,962	118,400
Pool #G0-8146, 6.000%, 08/01/2036	730,649	736,535
Ginnie Mae Pool
Pool #003583M, 5.500%, 07/20/2034	577,565	574,093
TOTAL MORTGAGE BACKED SECURITIES (Cost $3,899,306)		3,826,757

U.S. GOVERNMENT AGENCY ISSUES - 3.9%
Federal National Mortgage Association
5.050%, 02/07/2011	1,100,000	1,108,272
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,106,146)		1,108,272

U.S. TREASURY OBLIGATIONS (d) - 12.5%
U.S. Treasury Bonds
6.250%, 08/15/2023	250,000	287,012
5.250%, 11/15/2028	450,000	469,617
6.125%, 08/15/2029	195,000	226,794
U.S. Treasury Notes
3.375%, 12/15/2008	84,000	82,235
4.500%, 02/15/2009	200,000	199,469
6.000%, 08/15/2009	50,000	51,561
5.750%, 08/15/2010	180,000	186,785
4.250%, 01/15/2011	300,000	297,035
4.750%, 01/31/2012	600,000	605,227
4.375%, 08/15/2012	100,000	99,371
3.625%, 05/15/2013	234,000	222,574
4.750%, 05/15/2014	250,000	252,256
4.125%, 05/15/2015	300,000	289,734
5.125%, 05/15/2016	300,000	310,183
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,584,190)		3,579,853

	Shares	Value
UNIT INVESTMENT TRUSTS - 1.2%
iShares Lehman Aggregate Bond Fund	800	$80,208
SPDR Trust Series 1 (d)	1,875	266,250
TOTAL UNIT INVESTMENT TRUSTS (Cost $329,972)		346,458

SHORT TERM INVESTMENTS (f) - 1.3%
Money Market Funds - 0.9%
Northern Institutional Diversified Assets Portfolio	263,910	263,910
	Principal
	Amount	Value
U.S. Treasury Bills - 0.4%
4.933%, 06/14/2007	$100,000	$99,008

TOTAL SHORT-TERM INVESTMENTS (Cost $362,898)				362,918
Total Investments (Cost $24,380,213) (c) - 100.1%				28,614,401
Northern Institutional Liquid Assets Portfolio (e) - 14.0%				4,007,925
Liabilities in Excess of Other Assets - (14.1)%				(4,032,700)
TOTAL NET ASSETS - 100.0%				$28,589,626

(a)	Non-income producing security.
(b)	Security exempt from registration under the Securities Act of 1933. These securities
	may be resold in transactions exempt under Rule 144A of the Securities Act of 1933,
	normally to qualified institutional buyers.
(c)	For federal income tax purposes, cost is $24,436,485 and gross unrealized appreciation and
	depreciation of securities as of March 31, 2007 was $4,890,564 and ($712,648), respectively,
	with a net appreciation / (depreciation) of $4,177,916.
(d)	All or a portion of the security is out on loan.
(e)	This security was purchased with cash collateral held from securities lending. The market values of
	the securities on loan, the collateral purchased with cash, and the noncash collateral accepted
	are $4,921,003, $4,007,925, and $1,076,173, respectively.
(f)	Securities and other assets with an aggregate value of $500,920 have been segregated with the custodian or
	designated to cover margin requirements for the following open futures contracts as of March 31, 2007:

			Unrealized
			Appreciation/
	Type	Contracts	(Depreciation)
	S&P 500 Mini Futures (06/07)	7	$13,730

Schedule of Investments
March 31, 2007 (Unaudited)
Summit Nasdaq-100 Index Portfolio

	Shares	Value
COMMON STOCKS - 98.1%
Consumer Discretionary - 18.6%
Amazon.Com, Inc. (a)	4,623	$183,949
Apollo Group, Inc. (a)	3,003	131,832
Bed Bath & Beyond, Inc. (a)	6,425	258,092
Comcast Corp. - Class A (a)	24,566	637,488
Discovery Holding Co. (a) (c)	4,070	77,859
eBay, Inc. (a)	17,414	577,274
EchoStar Communications Corp. - Class A (a)	3,658	158,867
Expedia, Inc. (a) (c)	5,050	117,059
Garmin Ltd. (c)	3,439	186,222
IAC/InterActiveCorp (a)	5,036	189,907
Lamar Advertising Co. (a)	1,442	90,803
Liberty Global, Inc. (a)	3,426	112,818
Liberty Media Corp. - Interactive (a)	10,191	242,750
PetSmart, Inc. (c)	2,383	78,544
Ross Stores, Inc.	2,363	81,287
Sears Holdings Corp. (a)	2,738	493,278
Sirius Satellite Radio, Inc. (a) (c)	26,835	85,872
Staples, Inc.	8,209	212,120
Starbucks Corp. (a)	17,672	554,194
Virgin Media, Inc. (c)	6,015	151,879
Wynn Resorts Ltd (c)	1,909	181,088
XM Satellite Radio Holdings, Inc. - Class A (a) (c)	5,346	69,070
		4,872,252

Consumer Staples - 1.2%
Costco Wholesale Corp.	4,075	219,398
Whole Foods Market, Inc.	2,396	107,461
		326,859

Energy - 0.2%
Patterson-UTI Energy, Inc. (c)	2,768	62,114
Health Care - 13.2%
Amgen, Inc. (a)	9,193	513,705
Amylin Pharmaceuticals, Inc. (a) (c)	2,188	81,744
Biogen Idec, Inc. (a)	6,365	282,479
Biomet, Inc.	5,576	236,924
Celgene Corp. (a) (c)	6,329	332,019
Dentsply International, Inc.	2,556	83,709
Express Scripts, Inc. (a)	2,088	168,543
Genzyme Corp. (a)	5,570	334,312
Gilead Sciences, Inc. (a)	7,781	595,247
Intuitive Surgical, Inc. (a) (c)	630	76,589
MedImmune, Inc. (a) (c)	4,329	157,532
Patterson Companies, Inc. (a)	2,325	82,514
Sepracor, Inc. (a) (c)	1,819	84,820
Teva Pharmaceutical Industries, Ltd. - ADR (c)	10,275	384,593
Vertex Pharmaceuticals, Inc. (a) (c)	2,255	63,230
		3,477,960

Industrials - 4.5%
C.H. Robinson Worldwide, Inc.	2,912	139,048
Cintas Corp.	3,337	120,466
Expeditors International Washington, Inc.	3,624	149,743
Fastenal Co. (c)	2,497	87,520
Joy Global, Inc. (c)	1,821	78,121
Monster Worldwide, Inc. (a)	2,337	110,704
Paccar, Inc.	4,707	345,494
Ryanair Holdings PLC - ADR (a) (c)	1,980	88,684
UAL Corp. (a) (c)	1,350	51,529
		1,171,309

Information Technology - 58.2%
Activision, Inc. (a)	4,313	81,688
Adobe Systems, Inc. (a)	9,665	403,031
Akamai Technologies, Inc. (a) (c)	2,631	131,340
Altera Corp. (a)	8,480	169,515
Apple, Inc. (a)	20,377	1,893,227
Applied Materials, Inc.	12,121	222,057
Autodesk, Inc. (a)	4,172	156,867
BEA Systems, Inc. (a)	6,149	71,267
Broadcom Corp. - Class A (a)	7,231	231,898
Cadence Design Systems, Inc. (a) (c)	4,917	103,552
CDW Corp.	1,403	86,186
Check Point Software Technologies Ltd. (a) (c)	3,775	84,107
Checkfree Corp. (a) (c)	1,450	53,781
Cisco Systems, Inc. (a)	36,688	936,645
Citrix Systems, Inc. (a)	3,627	116,173
Cognizant Technology Solutions Corp. (a)	2,381	210,171
Dell, Inc. (a)	14,134	328,050
Electronic Arts, Inc. (a)	5,351	269,476
Fiserv, Inc. (a)	3,623	192,236
Flextronics International Ltd. (a)	11,182	122,331
Google, Inc. (a)	2,382	1,091,337
Infosys Technologies Ltd. - ADR (c)	1,909	95,927
Intel Corp.	34,348	657,077
Intuit, Inc. (a)	7,295	199,591
Juniper Networks, Inc. (a)	6,283	123,649
Kla-Tencor Corp.	4,136	220,532
Lam Research Corp. (a)	2,514	119,013
Linear Technology Corp.	6,755	213,390
Logitech International S.A. (a) (c)	3,000	83,490
Marvell Technology Group Ltd. (a)	9,441	158,703
Maxim Integrated Products, Inc.	7,595	223,293
Microchip Technology, Inc. (c)	3,093	109,894
Microsoft Corp.	57,125	1,592,074
Network Appliance, Inc. (a)	6,569	239,900
Nvidia Corp. (a)	5,968	171,759
Oracle Corp. (a)	36,702	665,407
Paychex, Inc.	6,102	231,083
Qualcomm, Inc.	33,895	1,445,961
Research In Motion Ltd. (a)	3,152	430,217
SanDisk Corp. (a) (c)	3,521	154,220
Sun Microsystems, Inc. (a)	26,675	160,317
Symantec Corp. (a)	16,421	284,083
Telefonaktiebolaget LM Ericsson - ADR	2,016	74,773
Tellabs, Inc. (a)	4,261	42,184
VeriSign, Inc. (a)	3,872	97,265

Xilinx, Inc.			7,473		192,280
Yahoo!, Inc. (a)			11,054		345,880
					15,286,897

Materials - 0.4%
Sigma-Aldrich Corp.			2,206		91,593
Telecommunication Services - 1.8%
Level 3 Communications, Inc. (a) (c)			25,218		153,830
Millicom International Cellular S.A. (a) (c)			1,682		131,802
NII Holdings, Inc. (a)			2,679		198,728
					484,360

TOTAL COMMON STOCKS (Cost $19,556,327)					25,773,344

SHORT TERM INVESTMENTS (e) - 2.4%
Money Market Funds - 0.3%
Northern Institutional Diversified Assets Portfolio			83,835		83,835
			Principal
			Amount		Value
U.S. TREASURY OBLIGATIONS - 2.1%
U.S. Treasury Bills
4.933%, 06/14/2007			$540,000		$534,645
TOTAL SHORT-TERM INVESTMENTS (Cost $618,368)					618,480
Total Investments (Cost $20,174,695) (b) - 100.5%					26,391,824
Northern Institutional Liquid Assets Portfolio (d) - 11.6%					3,060,253
Liabilities in Excess of Other Assets - (12.1)%					(3,179,239)
TOTAL NET ASSETS - 100.0%					$26,272,838

ADR	American Depository Receipt
(a)	Non income-producing security.
(b)	For federal income tax purposes, cost is $21,284,287 and gross unrealized appreciation and depreciation of securities as of March 31, 2007 was $6,980,226 and ($1,872,689), respectively, with a net appreciation / (depreciation) of $5,107,537.
(c)	All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $3,219,577, $3,060,253, and $243,487, respectively.
(e)	Securities and other assets with an aggregate value of $608,855 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of March 31, 2007:

				Unrealized
				Appreciation/
	Type	Contracts		(Depreciation)
	Nasdaq 100 E-Mini (06/07)	17		$15,606

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2007 (Unaudited)
Summit Russell 2000 Small Cap Index Portfolio

	Shares	Value
COMMON STOCKS - 96.4%
Capital Goods - 11.0%
AAR Corp. (a) (c)	2,562	$70,609
ABX Air, Inc. (a)	4,100	28,085
ACCO Brands Corp. (a)	3,165	76,245
Accuride Corp. (a) (c)	1,591	23,229
Actuant Corp. - Class A (c)	1,918	97,454
Advanced Energy Industries, Inc. (a) (c)	2,476	52,095
Aftermarket Technology Corp. (a)	1,530	37,148
Airtran Holdings, Inc. (a) (c)	6,372	65,440
Alaska Air Group, Inc. (a)	2,784	106,070
American Axle & Manufacturing Holdings, Inc. (c)	3,646	99,718
American Commercial Lines, Inc. (a) (c)	4,322	135,927
American Ecology Corp. (c)	1,094	21,016
American Railcar Industries, Inc. (c)	607	18,095
American Superconductor Corp. (a) (c)	2,305	31,048
Andrew Corp. (a) (c)	11,216	118,777
AO Smith Corp.	1,439	54,999
Applied Industrial Technologies, Inc. (c)	3,147	77,227
Arctic Cat, Inc. (c)	846	16,489
ARGON ST, Inc. (a) (c)	898	23,761
Arkansas Best Corp. (c)	1,774	63,066
Arris Group, Inc. (a) (c)	7,517	105,839
ArvinMeritor, Inc. (c)	4,953	90,392
Astec Industries, Inc. (a)	1,141	45,925
ASV, Inc. (a) (c)	1,469	22,417
Asyst Technologies, Inc. (a) (c)	3,403	23,923
Atlas Air Worldwide Holdings, Inc. (a) (c)	1,403	73,980
ATMI, Inc. (a) (c)	2,508	76,670
Audiovox Corp. (a)	1,164	17,146
Axcelis Technologies, Inc. (a)	7,095	54,206
Badger Meter, Inc. (c)	977	25,939
Baldor Electric Co. (c)	2,262	85,368
Bandag, Inc. (c)	789	39,994
Basin Water, Inc. (a) (c)	390	2,679
BE Aerospace, Inc. (a) (c)	5,441	172,480
Belden CDT, Inc. (c)	2,985	159,966
Blount International, Inc. (a)	2,668	33,217
Briggs & Stratton Corp. (c)	3,593	110,844
Brooks Automation, Inc. (a) (c)	5,243	89,917
Bucyrus International, Inc. - Class A (c)	2,217	114,175
CalAmp Corp. (a)	1,635	14,110
Capella Education Company (a) (c)	254	8,519
Cascade Corp.	882	52,814
Cavco Industries, Inc. (a) (c)	414	14,469
C-COR, Inc. (a) (c)	3,372	46,736
Celadon Group, Inc. (a) (c)	1,613	26,937
Champion Enterprises, Inc. (a) (c)	5,364	47,203
Chart Industries, Inc. (a)	949	17,234
Cognex Corp. (c)	3,273	70,926
Cohu, Inc. (c)	1,585	29,798
Color Kinetics, Inc. (a) (c)	1,085	21,082
Columbus McKinnon Corp. NY (a)	1,286	28,794
Commercial Vehicle Group, Inc. (a)	1,480	30,488
Cooper Tire & Rubber Co. (c)	4,312	78,866
Credence Systems Corp. (a) (c)	7,033	23,279
CTS Corp.	2,523	34,868
Curtiss-Wright Corp. (c)	3,078	118,626
Cymer, Inc. (a)	2,608	108,362
Darling International, Inc. (a) (c)	5,719	37,174
Diamond Management & Technology Consultants, Inc.	2,052	23,988
Dionex Corp. (a) (c)	1,403	95,558
DXP Enterprises, Inc. (a) (c)	113	4,317

Dynamex, Inc. (a) (c)	725	18,444
EGL, Inc. (a) (c)	2,211	87,622
Electro Scientific Industries, Inc. (a) (c)	2,038	39,211
Emcore Corp. (a) (c)	2,864	14,320
EnPro Industries, Inc. (a)	1,481	53,390
Entegris, Inc. (a) (c)	9,674	103,512
ESCO Technologies, Inc. (a) (c)	1,814	81,303
Esterline Technologies Corp. (a) (c)	1,783	73,228
ExpressJet Holdings, Inc. (a) (c)	3,474	20,288
Federal Signal Corp. (c)	3,394	52,675
FEI Co. (a) (c)	1,674	60,364
First Solar, Inc. (a) (c)	1,540	80,095
Flanders Corp. (a) (c)	899	6,518
Fleetwood Enterprises, Inc. (a) (c)	4,486	35,484
Florida East Coast Industries (c)	2,473	155,032
Forward Air Corp.	2,212	72,731
Franklin Electric Co., Inc. (c)	1,591	73,981
Freightcar America, Inc. (c)	883	42,534
GateHouse Media, Inc. (c)	1,103	22,391
Gehl Co. (a) (c)	708	17,969
GenCorp, Inc. (a) (c)	3,888	53,810
General Cable Corp. (a) (c)	3,553	189,837
Genesee & Wyoming, Inc. (a) (c)	2,544	67,696
Genlyte Group, Inc. (a) (c)	1,744	123,039
The Gorman-Rupp Co. (c)	768	24,599
Greenbrier Cos., Inc. (c)	951	25,392
Gulfmark Offshore, Inc. (a)	1,232	53,777
Headwaters, Inc. (a) (c)	2,970	64,895
Heartland Express, Inc. (c)	4,255	67,569
Heico Corp. (c)	1,446	52,765
Herman Miller, Inc.	4,662	156,130
Hovnanian Enterprises, Inc. (a) (c)	3,503	88,135
HUB Group, Inc. (a)	2,812	81,520
Innerworkings, Inc. (a) (c)	803	9,475
Interdigital Communications Corp. (a) (c)	3,634	115,089
Intevac, Inc. (a) (c)	1,476	38,922
Itron, Inc. (a) (c)	1,782	115,901
JetBlue Airways Corp. (a) (c)	12,214	140,583
K&F Industries Holdings, Inc. (a) (c)	1,319	35,521
Kadant, Inc. (a)	957	24,270
Kenexa Corp. (a) (c)	1,340	41,714
Keystone Automotive Industries, Inc. (a)	1,133	38,182
Kimball International, Inc. (c)	1,735	33,451
Knight Transportation, Inc. (c)	4,022	71,672
Knoll, Inc. (c)	2,159	51,449
Kulicke & Soffa Industries, Inc. (a) (c)	3,986	36,870
Ladish Co., Inc. (a) (c)	985	37,075
Lear Corp. (a) (c)	4,731	172,729
Levitt Corp. (c)	1,149	10,697
Lindsay Manufacturing Co. (c)	754	23,970
Littelfuse, Inc. (a)	1,569	63,701
LTX Corp. (a) (c)	4,335	26,530
M/I Homes, Inc. (c)	845	22,435
Marine Products Corp. (c)	813	7,780
Marten Transport Ltd. (a) (c)	1,075	17,071
MasTec, Inc. (a)	2,831	31,169
Mattson Technology, Inc. (a)	3,685	33,534
Measurement Specialties, Inc. (a)	925	20,868
Meritage Homes Corp. (a) (c)	1,589	51,039
Mesa Air Group, Inc. (a) (c)	2,422	18,238
Middleby Corp. (a) (c)	434	57,219
Miller Industries Inc./TN (a) (c)	622	13,566
Mine Safety Appliances Co. (c)	2,171	91,312
MKS Instruments, Inc. (a)	2,558	65,280
Modine Manufacturing Co. (c)	2,361	54,067
Monaco Coach Corp. (c)	1,879	29,932
Moog, Inc. (a) (c)	2,585	107,665
MTC Technologies, Inc. (a) (c)	679	14,279
MTS Systems Corp.	1,234	47,929
NACCO Industries, Inc. (c)	388	53,315

Noble International Ltd. (c)	806	13,525
Nordson Corp.	2,067	96,033
Old Dominion Freight Line (a)	1,978	56,986
Orbital Sciences Corp. (a)	4,194	78,596
Orleans Homebuilders, Inc. (c)	330	2,920
OYO Geospace Corp. (a) (c)	256	18,156
Pacer International, Inc. (c)	2,640	71,122
Palm Harbor Homes, Inc. (a) (c)	644	9,235
PAM Transportation Services (a)	343	7,073
Patriot Transportation Holding, Inc. (a) (c)	102	9,140
Paxar Corp. (a)	2,885	82,799
PGT, Inc. (a) (c)	683	8,196
PHI, Inc. (a)	966	26,140
Photon Dynamics, Inc. (a) (c)	1,197	15,094
Photronics, Inc. (a) (c)	2,909	45,235
Pike Electric Corp. (a) (c)	1,050	18,984
Polaris Industries, Inc. (c)	2,695	129,306
Polycom, Inc. (a)	6,130	204,313
Powell Industries, Inc. (a)	516	16,512
Power-One, Inc. (a) (c)	4,915	28,114
Powerwave Technologies, Inc. (a) (c)	9,155	52,092
Presstek, Inc. (a) (c)	2,073	12,542
Quality Distribution, Inc. (a) (c)	555	4,801
Quantum Fuel Systems Technologies Worldwide, Inc. (a) (c)	3,697	4,510
Radyne Comstream Corp. (a) (c)	1,265	11,537
RAE Systems, Inc. (a) (c)	2,699	7,746
Raser Technologies, Inc. (a) (c)	1,429	7,431
Raven Industries, Inc. (c)	1,078	30,238
RBC Bearings, Inc. (a) (c)	1,438	48,072
Reddy Ice Holdings, Inc. (c)	1,172	35,371
Regal-Beloit Corp. (c)	2,161	100,227
Republic Airways Holdings, Inc. (a)	2,285	52,464
Robbins & Myers, Inc. (c)	888	33,114
Rofin-Sinar Technologies, Inc. (a)	1,079	63,855
Rudolph Technologies, Inc. (a) (c)	1,719	29,979
Saia, Inc. (a)	1,029	24,439
Sauer-Danfoss, Inc. (c)	690	20,769
Semitool, Inc. (a) (c)	1,544	20,072
Shutterfly, Inc. (a) (c)	172	2,759
Skyline Corp.	480	16,195
Skywest, Inc. (c)	4,474	120,037
Smith & Wesson Holding Corp. (a) (c)	2,051	26,848
Sonic Solutions, Inc. (a) (c)	1,805	25,450
Standex International Corp.	871	24,832
Stanley, Inc. (a) (c)	408	6,365
Superior Industries International (c)	1,615	33,640
Symmetricom, Inc. (a) (c)	3,232	26,826
TAL International Group, Inc. (c)	1,136	27,264
Taleo Corp. (a) (c)	958	15,884
Taser International, Inc. (a) (c)	4,359	35,003
Team, Inc. (a) (c)	414	15,794
Technical Olympic USA, Inc. (c)	1,383	5,518
Technitrol, Inc.	2,852	74,694
Tecumseh Products Co. (a) (c)	1,167	11,752
Teledyne Technologies, Inc. (a)	2,405	90,043
Tennant Co. (c)	1,106	34,828
Tenneco, Inc. (a) (c)	3,180	80,963
Titan International, Inc. (c)	1,112	28,167
TransDigm Group, Inc. (a)	720	26,194
Triumph Group, Inc. (c)	1,118	61,870
Ultratech, Inc. (a) (c)	1,682	22,892
United Industrial Corp. (c)	662	36,542
Universal Truckload Services, Inc. (a) (c)	417	10,096
US Xpress Enterprises, Inc. (a) (c)	648	11,184
USA Truck, Inc. (a) (c)	581	9,029
Varian Semiconductor Equipment Associates, Inc. (a) (c)	4,022	214,694
Veeco Instruments, Inc. (a)	2,126	41,457
Vicor Corp. (c)	1,393	13,958
Visteon Corp. (a) (c)	9,002	76,877
Wabash National Corp. (c)	2,191	33,785

Waste Services, Inc. (a) (c)	2,604	25,884
Watts Water Technologies, Inc. (c)	2,049	77,923
Werner Enterprises, Inc. (c)	3,610	65,594
Westinghouse Air Brake Technologies Corp.	3,410	117,611
Williams Scotsman International, Inc. (a) (c)	2,092	41,129
Winnebago Industries, Inc. (c)	2,287	76,912
Woodward Governor Co.	2,112	86,951
X-Rite, Inc. (c)	2,006	25,978
Zygo Corp. (a)	1,269	20,317
		10,776,955

Consumer Cyclicals - 19.1%
1-800-FLOWERS.COM, Inc. (a) (c)	1,763	13,716
24/7 Real Media, Inc. (a) (c)	3,404	27,334
99 Cents Only Stores (a) (c)	3,325	48,977
Aaron Rents, Inc. (c)	3,077	81,356
ABM Industries, Inc.	3,075	81,149
AC Moore Arts & Crafts, Inc. (a) (c)	1,045	22,300
Administaff, Inc. (c)	1,606	56,531
The Advisory Board Co. (a) (c)	1,310	66,312
Aeropostale, Inc. (a) (c)	3,830	154,081
AFC Enterprises (a) (c)	1,805	36,190
Ambassadors Group, Inc. (c)	1,453	48,298
Ambassadors International, Inc. (c)	465	21,455
Amerco, Inc. (a) (c)	667	46,683
American Greetings Corp. (c)	3,749	87,014
American Woodmark Corp. (c)	839	30,842
America's Car Mart, Inc. (a) (c)	619	8,270
Ameristar Casinos, Inc.	1,813	58,215
AMN Healthcare Services, Inc. (a) (c)	2,284	51,664
Applebees International, Inc.	5,223	129,426
aQuantive, Inc. (a)	5,349	149,291
Arbitron, Inc.	2,116	99,346
Asbury Automotive Group, Inc.	807	22,798
Bally Technologies, Inc. (a)	3,663	86,374
Bally Total Fitness Holding Corp. (a) (c)	2,587	1,578
Barrett Business Services, Inc.	454	10,465
Bebe Stores, Inc. (c)	1,660	28,851
Belo Corp.	6,385	119,208
Big 5 Sporting Goods Corp.	1,598	41,420
Big Lots, Inc. (a) (c)	7,934	248,176
BJ's Restaurants, Inc. (a) (c)	1,104	23,328
Blockbuster, Inc. (a) (c)	13,416	86,399
Blue Nile, Inc. (a) (c)	924	37,570
Blyth, Inc.	1,815	38,315
Bob Evans Farms, Inc.	2,519	93,077
The Bon-Ton Stores Inc. (c)	467	26,264
Books-A-Million, Inc. (c)	998	14,212
Borders Group, Inc. (c)	4,340	88,623
Bowne & Co, Inc. (c)	2,057	32,357
Bright Horizons Family Solutions, Inc. (a)	1,832	69,158
Brightpoint, Inc. (a) (c)	3,532	40,406
Brown Shoe Co, Inc.	1,991	83,622
The Buckle Inc. (c)	1,019	36,378
Buffalo Wild Wings, Inc. (a) (c)	492	31,340
Build-A-Bear-Workshop, Inc. (a) (c)	1,034	28,404
Cabela's, Inc. (a) (c)	2,251	55,847
Cache, Inc. (a) (c)	862	15,301
California Pizza Kitchen, Inc. (a) (c)	1,392	45,783
Callaway Golf Co. (c)	5,324	83,906
Carmike Cinemas, Inc. (c)	866	20,091
Carter's, Inc. (a) (c)	3,411	86,435
Casella Waste Systems, Inc. (a) (c)	1,547	15,099
Casual Male Retail Group, Inc. (a) (c)	2,402	28,416
Catalina Marketing Corp. (c)	3,244	102,446
The Cato Corp.	2,148	50,242
CBRL Group, Inc. (c)	2,172	100,564
CDI Corp. (c)	901	26,057
CEC Entertainment, Inc. (a)	2,340	97,204
Central European Distribution Corp. (a) (c)	2,233	65,003

Central Parking Corp. (c)	652	14,461
Century Casinos, Inc. (a) (c)	1,428	11,781
Cenveo, Inc. (a) (c)	3,744	90,979
Charlotte Russe Holding, Inc. (a)	1,197	34,557
Charming Shoppes, Inc. (a) (c)	8,597	111,331
Charter Communications, Inc. (a) (c)	26,956	75,207
Chemed Corp.	1,839	90,037
Cherokee, Inc.	520	22,391
The Children's Place Retail Stores, Inc. (a)	1,588	88,547
Chipolte Mexican Grill, Inc. (a) (c)	1,717	98,556
Christopher & Banks Corp. (c)	2,568	49,999
Churchill Downs, Inc. (c)	585	26,553
Citadel Broadcasting Corp. (c)	2,641	25,116
Citi Trends, Inc. (a) (c)	411	17,566
CKE Restaurants, Inc.	4,800	90,528
CKX, Inc. (a) (c)	3,591	39,860
CMGI, Inc. (a) (c)	32,711	69,347
CNET Networks, Inc. (a) (c)	10,544	91,838
Cogent Inc. (a) (c)	3,041	40,901
Coinmach Service Corp. (c)	1,859	19,724
Coinstar, Inc. (a)	1,958	61,285
Columbia Sportswear Co. (c)	925	57,637
Conn's, Inc. (a) (c)	508	12,573
Consolidated Graphics, Inc. (a)	791	58,574
Core-Mark Holding Co., Inc. (a) (c)	646	23,049
Corinthian Colleges, Inc. (a) (c)	6,057	83,284
Cornell Cos., Inc. (a)	804	16,257
Cosi, Inc. (a) (c)	2,418	13,492
Cost Plus, Inc. (a) (c)	1,550	15,500
CoStar Group, Inc. (a) (c)	1,125	50,265
Courier Corp. (c)	671	26,216
Covad Communications Group, Inc. (a) (c)	20,573	26,128
Cox Radio, Inc. (a) (c)	3,173	43,311
CRA International, Inc. (a)	796	41,535
CROCS, Inc. (a) (c)	696	32,886
Cross Country Healthcare, Inc. (a) (c)	2,255	41,109
Crown Media Holdings, Inc. (a) (c)	1,039	5,538
CSK Auto Corp. (a) (c)	3,079	52,959
CSS Industries, Inc.	453	16,978
Cumulus Media, Inc. (a) (c)	2,501	23,459
DEB Shops, Inc.	350	9,478
Deckers Outdoor Corp. (a) (c)	732	51,987
dELiA*s Inc. (a)	1,697	15,578
Denny's Corp. (a)	6,464	31,674
DeVry, Inc.	4,284	125,735
Digital Theater Systems, Inc. (DTS) (a) (c)	1,234	29,900
Directed Electronics, Inc. (a) (c)	627	5,618
Dollar Thrifty Automotive Group (a) (c)	1,732	88,401
Dominos Pizza, Inc.	2,663	86,468
Dover Downs Gaming & Entertainment, Inc. (c)	975	12,558
Dover Motorsports, Inc. (c)	1,102	5,786
Dress Barn, Inc. (a) (c)	3,233	67,279
Drugstore.Com (a) (c)	5,647	14,569
DSW, Inc. - Class A (a) (c)	1,139	48,077
Dyncorp International, Inc. (a) (c)	1,759	26,543
Earthlink, Inc. (a) (c)	8,938	65,694
Educate, Inc. (a) (c)	1,242	9,514
Elizabeth Arden, Inc. (a)	1,823	39,778
Emmis Communications Corp.	2,314	19,530
Entercom Communications Corp. (c)	2,241	63,151
Entravision Communications Corp. (a)	4,709	43,982
Ethan Allen Interiors, Inc. (c)	2,321	82,024
Exponent, Inc. (a)	1,078	21,506
Ezcorp, Inc. (a)	2,492	36,707
Finish Line (c)	2,991	37,687
First Advantage Corp. (a)	479	11,482
First Consulting Group, Inc. (a)	1,515	13,787
Fisher Communications, Inc. (a) (c)	510	24,786
Forrester Research, Inc. (a)	1,027	29,126
Fossil, Inc. (a) (c)	3,023	80,019

Fred's, Inc.	2,806	41,248
FTD Group, Inc.	861	14,232
FTI Consulting, Inc. (a) (c)	2,809	94,354
Fuel Systems Solutions, Inc. (a)	728	13,483
Furniture Brands International, Inc. (c)	3,169	50,007
G&K Services, Inc.	1,494	54,202
Gaiam, Inc. - Class A (a) (c)	1,138	17,912
Gaylord Entertainment Co. (a) (c)	2,855	150,944
Gemstar-TV Guide International, Inc. (a)	17,470	73,199
Genesco, Inc. (a) (c)	1,636	67,943
GenTek, Inc. (a) (c)	666	22,684
The Geo Group Inc. (a) (c)	1,368	61,998
Gevity HR, Inc. (c)	1,842	36,361
Global Cash Access, Inc. (a)	2,339	39,038
Global Imaging Systems, Inc. (a)	3,645	71,078
Gray Television, Inc.	3,019	31,458
Great Wolf Resorts, Inc. (a) (c)	1,884	24,925
Group 1 Automotive, Inc. (c)	1,745	69,399
GSI Commerce, Inc. (a) (c)	2,758	62,303
Guess ?, Inc.	2,944	119,203
Guitar Center, Inc. (a) (c)	2,057	92,812
Gymboree Corp. (a)	2,338	93,684
Harris Interactive, Inc. (a) (c)	3,812	22,986
Hartmarx Corp. (a) (c)	2,230	16,502
Haverty Furniture Cos., Inc. (c)	1,582	22,148
Heidrick & Struggles International, Inc. (a) (c)	1,288	62,404
Hibbett Sports, Inc. (a) (c)	2,252	64,385
Home Solutions of America, Inc. (a) (c)	3,321	15,775
Hooker Furniture Corp. (c)	751	15,058
HOT Topic, Inc. (a)	3,105	34,466
Hudson Highland Group, Inc. (a)	1,725	26,893
Iconix Brand Group, Inc. (a) (c)	3,367	68,687
ICT Group, Inc. (a) (c)	441	7,718
Ihop Corp. (c)	1,292	75,776
IHS Inc. (a)	1,640	67,420
IKON Office Solutions, Inc. (c)	7,725	111,008
Infospace, Inc. (a) (c)	2,192	56,269
infoUSA, Inc.	2,360	22,703
Insight Enterprises, Inc. (a)	3,392	60,988
Inter Parfums, Inc. (c)	326	6,846
iPass, Inc. (a) (c)	4,571	22,992
iRobot Corp. (a) (c)	744	9,724
Isle of Capri Casinos, Inc. (a) (c)	1,050	26,901
J Crew Group, Inc. (a) (c)	1,463	58,769
Jack in the Box, Inc. (a)	2,484	171,719
Jackson Hewitt Tax Service, Inc. (c)	2,266	72,920
Jakks Pacific, Inc. (a) (c)	1,933	46,199
Jo-Ann Stores, Inc. (a) (c)	1,692	46,107
JOS A Bank Clothiers, Inc. (a) (c)	1,264	44,682
Journal Communications, Inc.	3,074	40,300
Journal Register Co.	2,784	16,593
K2, Inc. (a)	3,305	39,957
Kellwood Co. (c)	1,799	52,765
Kelly Services, Inc.	1,420	45,724
Kenneth Cole Productions, Inc. (c)	615	15,787
Kforce, Inc. (a) (c)	2,085	28,710
The Knot, Inc. (a) (c)	1,354	29,152
Korn/Ferry International (a) (c)	2,977	68,292
Krispy Kreme Doughnuts, Inc. (a) (c)	3,858	39,313
K-Swiss, Inc.	1,818	49,122
Labor Ready, Inc. (a) (c)	3,833	72,789
Lakes Entertainment, Inc. (a) (c)	1,609	17,940
Landry's Restaurants, Inc. (c)	1,150	34,040
Lawson Products (c)	256	9,697
La-Z-Boy, Inc. (c)	3,636	45,014
Leapfrog Enterprises, Inc. (a) (c)	2,392	25,594
LECG Corp. (a) (c)	1,714	24,819
Lee Enterprises, Inc.	3,214	96,581
Life Time Fitness, Inc. (a) (c)	2,136	109,812
Lifetime Brands, Inc. (c)	756	15,793

Lightbridge, Inc. (a)	1,914	33,629
Lin TV Corp. (a) (c)	1,941	30,862
Lincoln Educational Services Corp. (a) (c)	319	4,533
Liquidity Services, Inc. (a) (c)	545	9,232
Lithia Motors, Inc. (c)	1,112	30,480
Live Nation, Inc. (a)	4,482	98,873
LKQ Corp. (a)	3,141	68,662
Lodgenet Entertainment Corp. (a) (c)	1,164	35,758
Lodgian, Inc. (a) (c)	1,597	21,336
LoJack Corp. (a) (c)	1,323	25,111
Luby's, Inc. (a) (c)	1,684	16,453
Magna Entertainment Corp. (a) (c)	2,808	10,221
Maidenform Brands, Inc. (a)	976	22,516
Mannatech, Inc. (c)	1,100	17,666
Marchex, Inc. (c)	1,620	24,818
Marcus Corp.	1,511	35,146
MarineMax, Inc. (a) (c)	1,106	25,637
Martha Stewart Living Omnimedia (c)	1,778	30,244
Marvel Entertainment, Inc. (a) (c)	3,306	91,742
Matthews International Corp. (c)	2,259	91,941
MAXIMUS, Inc. (c)	1,507	51,961
McCormick & Schmick's Seafood Restaurants, Inc. (a) (c)	837	22,440
Media General, Inc.	1,553	59,263
Men's Wearhouse, Inc.	3,347	157,476
Midas, Inc. (a)	1,091	23,533
Midway Games, Inc. (a) (c)	2,513	15,706
Monarch Casino & Resort, Inc. (a)	697	18,122
Monro Muffler, Inc.	792	27,799
Morgans Hotel Group Co. (a) (c)	1,264	26,557
Morton's Restaurant Group, Inc. (a) (c)	673	11,973
Movado Group, Inc. (c)	1,243	36,606
MPS Group, Inc. (a)	7,254	102,644
MTR Gaming Group, Inc. (a) (c)	1,594	20,850
Multimedia Games, Inc. (a)	1,907	22,693
National Presto Industries, Inc.	333	20,526
Nautilus Group, Inc. (c)	2,307	35,597
Navigant Consulting, Inc. (a)	2,988	59,043
Net 1 UEPS Technologies, Inc. (a) (c)	3,545	88,200
NetFlix, Inc. (a) (c)	3,167	73,443
Netratings, Inc. (a)	888	18,470
New York & Company, Inc. (a)	1,503	23,732
NIC, Inc. (c)	2,688	14,408
Nu Skin Enterprises, Inc. (c)	4,046	66,840
Oakley, Inc. (c)	1,748	35,205
O'Charleys, Inc. (a)	1,623	31,308
On Assignment, Inc. (a) (c)	2,386	29,610
Outdoor Channel Holdings, Inc. (a) (c)	923	9,433
Overstock.com, Inc. (a) (c)	744	12,350
Oxford Industries, Inc.	1,016	50,231
Pacific Sunwear Of California (a)	5,117	106,587
The Pantry Inc. (a) (c)	1,593	72,035
Papa John's International, Inc. (a) (c)	1,711	50,303
Parkervision, Inc. (a) (c)	1,323	17,477
Parlux Fragrances, Inc. (a) (c)	803	4,481
Payless Shoesource, Inc. (a)	4,677	155,276
PeopleSupport, Inc. (a) (c)	1,647	18,858
PEP Boys-Manny, Moe & Jack	3,812	72,771
Perficient, Inc. (a) (c)	1,303	25,773
Perry Ellis International, Inc. (a)	799	25,560
PetMed Express, Inc. (a) (c)	1,319	15,630
PF Chang's China Bistro, Inc. (a) (c)	1,862	77,981
PHH Corp. (a)	3,742	114,356
Phillips-Van Heusen	3,880	228,144
Pier 1 Imports, Inc. (c)	6,128	42,345
Pinnacle Entertainment, Inc. (a) (c)	3,370	97,966
Playboy Enterprises, Inc. (a) (c)	1,495	15,384
Playtex Products, Inc. (a)	3,927	53,289
Pre-Paid Legal Services, Inc. (a) (c)	656	32,872
Prestige Brands Holdings, Inc. (a)	2,340	27,729
Priceline.com, Inc. (a) (c)	1,633	86,974

Pricesmart, Inc. (a) (c)	518	7,956
Primedia, Inc. (a) (c)	14,017	37,285
Private Media Group, Inc. (a) (c)	1,770	4,354
Progressive Gaming International Corp. (a) (c)	2,358	10,611
Providence Service Corp. (a) (c)	843	19,996
Quiksilver, Inc. (a)	8,574	99,458
Radio One, Inc. (a)	5,375	34,723
Rare Hospitality International, Inc. (a)	2,382	71,674
RC2 Corp. (a) (c)	1,462	59,050
Red Robin Gourmet Burgers, Inc. (a) (c)	1,162	45,109
Regis Corp.	3,209	129,547
Renaissance Learning, Inc. (c)	526	6,927
Rent-A-Center, Inc. (a)	4,879	136,514
Resources Connection, Inc. (a)	3,383	108,222
Restoration Hardware, Inc. (a) (c)	2,077	13,625
Retail Ventures, Inc. (a) (c)	1,489	31,343
Revlon, Inc. (a) (c)	13,647	14,602
Riviera Holdings Corp. (a) (c)	735	20,543
Rollins, Inc. (c)	2,078	47,815
Ruby Tuesday, Inc. (c)	4,150	118,690
Rush Enterprises, Inc. - Class A (a) (c)	1,530	29,391
Russ Berrie & Co, Inc. (a) (c)	826	11,647
Ruth's Chris Steak House, Inc. (a) (c)	1,226	24,961
SAIC, Inc. (a) (c)	6,060	104,959
Salem Communications Corp. (c)	741	9,263
Schawk, Inc. (c)	1,033	18,708
Scholastic Corp. (a)	2,466	76,693
School Specialty, Inc. (a)	1,477	53,334
Sealy Corp.	1,419	24,804
Select Comfort Corp. (a) (c)	3,784	67,355
Shoe Carnival, Inc. (a)	562	18,715
Shuffle Master, Inc. (a) (c)	2,443	44,585
Sinclair Broadcast Group, Inc.	3,201	49,455
Sirva, Inc. (a) (c)	3,483	12,434
Six Flags, Inc. (a) (c)	5,004	30,074
Skechers U.S.A., Inc. (a)	700	23,499
Sohu.com, Inc. (a) (c)	1,815	38,895
Sonic Automotive, Inc.	2,117	60,335
Sonic Corp. (a) (c)	4,883	108,793
Source Interlink Companies, Inc. (a) (c)	2,394	16,064
Spanish Broadcasting System (a) (c)	3,131	12,524
Spectrum Brands, Inc. (a) (c)	2,594	16,420
Speedway Motorsports, Inc.	1,075	41,656
Spherion Corp. (a)	4,044	35,668
Stage Stores, Inc.	3,064	71,422
Stamps.com, Inc. (a)	1,311	18,839
Standard Parking Corp. (a) (c)	332	11,743
Stanley Furniture Co, Inc. (c)	724	15,059
Startek, Inc. (c)	795	7,783
The Steak n Shake Co. (a) (c)	1,979	33,188
Stein Mart, Inc. (c)	1,842	30,061
Steinway Musical Instruments	492	15,877
Steven Madden Ltd.	1,462	42,690
Stewart Enterprises, Inc.	7,393	59,588
Strayer Education, Inc. (c)	1,007	125,875
Stride Rite Corp.	2,581	39,722
Sun-times Media Group, Inc. (c)	4,879	24,200
Syms Corp. (a) (c)	458	8,542
Synagro Technologies, Inc. (c)	4,314	24,590
Systemax, Inc. (a) (c)	647	12,118
Take-Two Interactive Software, Inc. (a) (c)	5,028	101,264
The Talbots, Inc. (c)	1,581	37,343
Tarragon Corp. (c)	908	9,416
TeleTech Holdings, Inc. (a) (c)	2,293	84,130
Tempur-Pedic International, Inc. (c)	3,522	91,537
Tetra Tech, Inc. (a)	4,034	76,888
Texas Roadhouse, Inc. (a) (c)	3,663	52,198
THQ, Inc. (a)	4,484	153,308
Timberland Co. (a)	3,518	91,574
Tivo, Inc. (a) (c)	5,968	37,897

The Topps Co Inc.	2,423	23,552
Town Sports International Holdings, Inc. (a)	588	12,818
Travelzoo, Inc. (a) (c)	191	7,023
Triarc Companies (c)	4,328	74,398
True Religion Apparel, Inc. (a) (c)	926	15,038
Trump Entertainment Resorts, Inc. (a) (c)	2,176	39,320
Tuesday Morning Corp. (c)	2,106	31,253
Tupperware Corp. (c)	4,262	106,252
Tween Brands, Inc. (a)	2,360	84,299
Under Armour, Inc. (a) (c)	1,460	74,898
Unifirst Corp.	646	24,787
United Natural Foods, Inc. (a) (c)	2,965	90,848
United Online, Inc. (c)	4,513	63,317
United Stationers, Inc. (a)	2,220	133,022
Universal Electronics, Inc. (a) (c)	970	27,024
Universal Technical Institute, Inc. (a) (c)	1,612	37,205
USANA Health Sciences, Inc. (a) (c)	658	30,840
Vail Resorts, Inc. (a) (c)	2,127	115,560
Valassis Communications, Inc. (a) (c)	3,359	57,741
Valueclick, Inc. (a)	6,736	176,012
Valuevision Media, Inc. (a) (c)	2,142	26,475
Vertrue, Inc. (a) (c)	531	25,546
Viad Corp.	1,560	60,216
Volcom, Inc. (a) (c)	921	31,646
Volt Information Sciences, Inc. (a) (c)	834	21,842
W Holding Co, Inc. (c)	7,665	38,325
Warnaco Group, Inc. (a)	3,303	93,805
Waste Connections, Inc. (a)	4,695	140,568
Waste Industries USA, Inc.	500	13,735
Watson Wyatt & Co. Holdings (c)	2,976	144,782
WebSideStory, Inc. (a) (c)	1,229	15,916
West Marine, Inc. (a) (c)	960	17,482
Westwood One, Inc. (c)	4,938	33,924
Wet Seal, Inc. (a)	5,484	35,920
Weyco Group, Inc.	465	12,081
Wireless Facilities, Inc. (a) (c)	4,030	5,239
WMS Industries, Inc. (a)	1,897	74,438
Wolverine World Wide, Inc.	3,917	111,909
World Fuel Services Corp. (c)	1,931	89,328
World Wrestling Entertainment, Inc.	1,504	24,515
Zale Corp. (a) (c)	3,366	88,795
Zumiez, Inc. (a) (c)	1,013	40,642
		18,677,345

Consumer Staples - 2.4%
Alliance One International, Inc. (a) (c)	6,674	61,601
Arden Group, Inc. (c)	73	9,746
Boston Beer Co, Inc. (a) (c)	659	21,978
Builders FirstSource, Inc. (a) (c)	1,009	16,215
Casey's General Stores, Inc.	3,539	88,510
Central Garden & Pet Co. (a) (c)	2,788	40,984
Chiquita Brands International, Inc. (c)	2,957	41,457
Coca-Cola Bottling Co. Consolidated	327	18,518
Diamond Foods, Inc. (c)	1,102	18,348
Farmer Bros Co. (c)	470	10,669
Flowers Foods, Inc.	3,632	109,577
Frontier Airlines Holdings, Inc. (a) (c)	2,542	15,277
Great Atlantic & Pacific Tea Co. (c)	1,353	44,893
Green Mountain Coffee Roasters, Inc. (a) (c)	336	21,185
Hain Celestial Group, Inc. (a) (c)	2,181	65,583
Horizon Lines Inc. - Class A (c)	1,003	32,918
Imperial Sugar Co. (c)	736	24,678
Ingles Markets, Inc.	827	33,775
J&J Snack Foods Corp.	921	36,370
Jones Soda Co. (a) (c)	1,777	35,931
Lance, Inc.	2,128	43,071
Longs Drug Stores Corp.	2,235	115,415
M&F Worldwide Corp. (a) (c)	708	33,708
Maui Land & Pineapple Co, Inc. (a) (c)	249	9,001
Medifast, Inc. (a) (c)	756	5,413

Nash Finch Co. (c)	937	32,289
National Beverage Corp. (a) (c)	549	9,629
NBTY, Inc. (a)	3,876	205,583
Pathmark Stores, Inc. (a)	3,656	46,797
Peet's Coffee & Tea, Inc. (a) (c)	971	26,819
Performance Food Group Co. (a)	2,428	74,952
Physicians Formula Holdings, Inc. (a) (c)	494	9,327
Pilgrim's Pride Corp. (c)	2,843	94,359
Premium Standard Farms, Inc.	970	20,409
Ralcorp Holdings, Inc. (a)	1,863	119,791
Ruddick Corp.	2,795	84,074
Sanderson Farms, Inc. (c)	1,193	44,213
Schweitzer-Mauduit International, Inc.	1,085	26,962
Seaboard Corp. (c)	18	40,680
Sensient Technologies Corp.	3,257	83,965
Smart & Final, Inc. (a)	973	21,182
Spartan Stores, Inc.	1,479	39,637
Susser Holdings Corp. (a) (c)	498	8,640
Tiens Biotech Group USA, Inc. (a) (c)	230	1,040
Tootsie Roll Industries, Inc. (c)	2,574	77,142
TreeHouse Foods, Inc. (a)	2,184	66,547
Universal Corp. (c)	1,808	110,921
Vector Group Ltd. (c)	2,772	51,864
Village Super Market, Inc. - Class A (c)	107	10,217
Weis Markets, Inc. (c)	621	27,759
Wild Oats Markets, Inc. (a) (c)	2,029	36,928
		2,326,547

Energy - 4.6%
Allis-Chalmers Energy, Inc. (a) (c)	1,898	29,894
Alon USA Energy, Inc. (c)	803	29,069
Alpha Natural Resources, Inc. (a) (c)	3,630	56,737
Arena Resources, Inc. (a) (c)	826	41,399
Atlas America, Inc. (a) (c)	1,219	68,861
ATP Oil & Gas Corp. (a) (c)	1,417	53,279
Atwood Oceanics, Inc. (a) (c)	1,897	111,335
Aurora Oil & Gas Corp. (a) (c)	5,921	15,454
Aventine Renewable Energy Holdings, Inc. (a) (c)	2,126	38,736
Basic Energy Services, Inc. (a) (c)	995	23,184
Berry Petroleum Co. - Class A (c)	2,484	76,159
Bill Barrett Corp. (a) (c)	2,000	64,820
Bois D'Arc Energy, Inc. (a)	1,130	14,950
Brigham Exploration Co. (a) (c)	3,195	19,873
Bristow Group, Inc. (a) (c)	1,641	59,814
Bronco Drilling Company, Inc. (a) (c)	955	15,824
Callon Petroleum Co. (a) (c)	1,427	19,364
Capstone Turbine Corp. (a) (c)	7,218	7,651
CARBO Ceramics, Inc. (c)	1,409	65,589
Carrizo Oil & Gas, Inc. (a) (c)	1,558	54,468
Clayton Williams Energy, Inc. (a)	371	10,525
Complete Production Services, Inc. (a)	1,829	36,415
Comstock Resources, Inc. (a)	3,017	82,605
Crosstex Energy, Inc. (c)	2,228	64,055
Dawson Geophysical Co. (a) (c)	490	24,270
Delek US Holdings, Inc. (c)	670	12,817
Delta Petroleum Corp. (a) (c)	3,719	85,388
Dril-Quip, Inc. (a) (c)	1,555	67,300
Edge Petroleum Corp. (a) (c)	1,220	15,274
Encore Acquisition Co. (a)	3,708	89,697
Energy Partners Ltd. (a) (c)	2,699	48,987
Evergreen Energy, Inc. (a) (c)	4,986	32,758
Evergreen Solar, Inc. (a) (c)	4,705	45,874
EXCO Resources, Inc. (a) (c)	3,655	60,600
Exploration Co. (a) (c)	2,051	22,253
FuelCell Energy, Inc. (a) (c)	3,737	29,373
Gasco Energy, Inc. (a) (c)	5,159	12,588
GeoGlobal Resources, Inc. (a) (c)	2,105	12,862
GeoMet, Inc. (a) (c)	692	6,103
Giant Industries, Inc. (a)	981	74,213
GMX Resources, Inc. (a) (c)	523	16,072

Goodrich Petroleum Corp. (a) (c)	1,003	33,731
Grey Wolf, Inc. (a) (c)	13,663	91,542
Gulf Island Fabrication, Inc. (c)	808	21,606
Gulfport Energy Corp. (a) (c)	907	12,118
Hanover Compressor Co. (a) (c)	7,190	159,978
Harvest Natural Resources, Inc. (a) (c)	2,612	25,441
Hercules Offshore, Inc. (a) (c)	1,424	37,394
Hornbeck Offshore Services, Inc. (a) (c)	1,726	49,450
The Houston Exploration Co. (a) (c)	2,044	110,274
Hydril (a)	1,185	114,044
Input/Output, Inc. (a) (c)	4,951	68,225
International Coal Group, Inc. (a) (c)	7,981	41,900
James River Coal Co. (a) (c)	1,170	8,740
Lufkin Industries, Inc.	993	55,787
Mariner Energy, Inc. (a) (c)	5,144	98,405
Markwest Hydrocarbon, Inc. (c)	438	27,156
Matrix Service Co. (a) (c)	1,617	32,712
McMoRan Exploration Co. (a) (c)	1,718	23,554
Meridian Resource Corp. (a) (c)	6,107	14,718
Metretek Technologies, Inc. (a) (c)	1,100	14,674
NATCO Group, Inc. (a)	1,027	35,041
Newpark Resources (a) (c)	6,289	44,337
Oil States International, Inc. (a) (c)	3,480	111,673
Pacific Ethanol, Inc. (a) (c)	1,930	32,868
Parallel Petroleum Corp. (a) (c)	2,633	60,427
Parker Drilling Co. (a)	7,597	71,336
Penn Virginia Corp.	1,310	96,154
Petrohawk Energy Corp. (a)	10,010	131,832
Petroleum Development Corp. (a)	1,034	55,391
Petroquest Energy, Inc. (a) (c)	2,877	33,632
Pioneer Drilling Co. (a) (c)	2,906	36,877
Plug Power, Inc. (a) (c)	5,082	16,059
PrimeEnergy Corp. (a) (c)	48	2,792
Quest Resource Corp. (a) (c)	1,375	12,609
RAM Energy Resources, Inc. (a) (c)	1,464	6,778
Rentech, Inc. (a) (c)	9,709	30,486
Resource America, Inc.	1,106	26,135
Rosetta Resources, Inc. (a) (c)	3,558	73,081
RPC, Inc. (c)	2,247	37,435
Stone Energy Corp. (a)	1,917	56,916
Sulphco, Inc. (a) (c)	2,450	8,379
Superior Well Services, Inc. (a) (c)	911	20,816
Swift Energy Co. (a)	2,049	85,587
Syntroleum Corp. (a) (c)	2,765	8,627
T-3 Energy Services, Inc. (a)	93	1,871
Toreador Resources Corp. (a) (c)	926	16,807
Transmeridian Exploration, Inc. (a) (c)	5,122	14,649
Trico Marine Service, Inc. (a) (c)	833	31,038
Union Drilling, Inc. (a) (c)	942	13,376
Universal Compression Holdings, Inc. (a) (c)	2,118	143,346
Vaalco Energy, Inc. (a) (c)	4,047	20,963
Venoco, Inc. (a) (c)	827	14,770
VeraSun Energy Corp. (a) (c)	1,284	25,513
Warren Resources, Inc. (a) (c)	3,751	48,876
Western Refining, Inc. (c)	1,629	63,564
Westmoreland Coal Co. (a) (c)	501	10,095
W-H Energy Services, Inc. (a) (c)	2,072	96,845
Whiting Petroleum Corp. (a)	2,598	102,387
		4,457,306

Financial - 21.8%
1st Source Corp. (c)	894	23,396
21st Century Insurance Group (c)	2,291	48,569
Abington Community Bancorp, Inc. (c)	454	9,016
ACA Capital Holdings, Inc. (a) (c)	453	6,351
Acadia Realty Trust (c)	2,232	58,188
Accredited Home Lenders Holding Co. (a) (c)	1,499	13,896
Advance America Cash Advance Centers, Inc.	4,748	73,072
Advanta Corp. - Class B (c)	1,357	59,491
Advent Software, Inc. (a) (c)	1,429	49,829

Affirmative Insurance Holdings, Inc. (c)	540	9,342
Affordable Residential Communities (a) (c)	2,985	36,208
Agree Realty Corp. (c)	541	18,470
Alabama National Bancorporation (c)	1,159	82,069
Alexander's, Inc. (a) (c)	110	45,287
Alexandria Real Estate Equities, Inc.	2,046	205,357
Alfa Corp. (c)	2,286	42,245
Amcore Financial, Inc. (c)	1,537	48,800
American Campus Communities, Inc. (c)	1,609	48,737
American Equity Investment Life Holding Co. (c)	3,911	51,351
American Financial Realty Trust (c)	9,109	91,819
American Home Mortgage Investment Corp. (c)	3,098	83,615
American Physicians Capital, Inc. (a)	685	27,455
AmericanWest Bancorp (c)	793	17,081
Ameris Bancorp (c)	911	22,301
Amtrust Financial Services, Inc. (c)	1,798	18,987
Anchor Bancorp Wisconsin, Inc. (c)	1,473	41,760
Anthracite Capital, Inc.	4,014	48,168
Anworth Mortgage Asset Corp. (c)	3,187	31,137
Apollo Investment Corp. (c)	5,707	122,130
Arbor Realty Trust, Inc.	801	24,382
Ares Capital Corp. (c)	3,646	66,248
Argonaut Group, Inc. (a)	2,197	71,095
Arrow Financial Corp. (c)	748	16,755
Ashford Hospitality Trust, Inc. (c)	4,222	50,411
Asset Acceptance Capital Corp. (a)	1,088	16,831
Asta Funding, Inc. (c)	788	34,026
Baldwin & Lyons, Inc. (c)	544	13,845
Bancfirst Corp. (c)	434	20,116
The Bancorp, Inc. (a) (c)	744	19,344
BancTrust Financial Group, Inc. (c)	654	13,839
Bank Mutual Corp. (c)	4,280	48,664
Bank of Granite Corp. (c)	1,131	20,268
Bank of the Ozarks, Inc. (c)	831	23,866
BankAtlantic Bancorp, Inc. (c)	3,316	36,343
BankFinancial Corp. (c)	1,720	27,984
Bankrate, Inc. (a) (c)	698	24,598
BankUnited Financial Corp. (c)	2,199	46,641
Banner Corp.	854	35,484
Berkshire Hills Bancorp, Inc. (c)	576	19,382
BFC Financial Corp. (a) (c)	1,572	6,917
BioMed Realty Trust, Inc. (c)	4,585	120,586
The BISYS Group, Inc. (a) (c)	8,462	96,975
Boston Private Financial Holdings, Inc. (c)	2,475	69,102
Bristol West Holdings, Inc.	1,082	23,988
Brookline Bancorp, Inc.	4,330	54,861
Cadence Financial Corp. (c)	730	14,600
Calamos Asset Management, Inc.	1,628	36,337
Camden National Corp. (c)	424	18,402
Capital City Bank Group, Inc. (c)	875	29,137
Capital Corp of the West (c)	634	16,833
Capital Lease Funding, Inc.	2,331	24,965
Capital Southwest Corp. (c)	153	23,512
Capital Trust, Inc. - Class A (c)	748	34,086
Capitol Bancorp Ltd. (c)	942	34,713
Cardinal Financial Corp. (c)	1,712	17,086
Cascade Bancorp (c)	1,979	51,335
Cash America International, Inc. (c)	2,080	85,280
Cass Information Systems, Inc. (c)	378	12,761
Cathay General Bancorp (c)	3,621	123,042
CBIZ, Inc. (a) (c)	3,945	28,010
CBRE Realty Finance, Inc. (c)	660	8,732
Cedar Shopping Centers, Inc.	3,024	48,989
Centennial Bank Holdings Inc. (a) (c)	4,153	35,923
Center Financial Corp.	815	16,113
Centerstate Banks of Florida, Inc. (c)	587	10,372
Central Pacific Financial Corp.	2,143	78,370
CharterMac	3,656	70,744
Chemical Financial Corp. (c)	1,761	52,460
Chittenden Corp. (c)	3,289	99,295

Citizens Banking Corp. (c)	5,298	117,404
Citizens First Bancorp, Inc. (c)	549	12,506
City Bank	867	27,839
City Holding Co. (c)	1,190	48,135
Clayton Holdings, Inc. (a) (c)	561	8,606
Clifton Savings Bancorp, Inc. (c)	937	11,188
CNA Surety Corp. (a)	1,124	23,716
Coastal Financial Corp. (c)	1,178	18,412
CoBiz, Inc. (c)	1,091	21,722
Cohen & Steers, Inc. (c)	963	41,486
Columbia Bancorp/OR (c)	644	15,462
Columbia Banking System, Inc. (c)	1,126	37,980
Commerce Group, Inc.	3,820	114,753
Community Bancorp (a) (c)	603	18,542
Community Bank System, Inc. (c)	2,101	43,953
Community Banks, Inc. (c)	1,674	39,958
Community Trust Bancorp, Inc. (c)	1,057	38,295
Compass Diversified Trust (c)	923	15,479
CompuCredit Corp. (a) (c)	1,455	45,425
Corporate Office Properties Trust (c)	2,344	107,074
Corus Bankshares, Inc. (c)	2,745	46,830
Cousins Properties, Inc. (c)	2,691	88,426
Crawford & Co. (c)	1,640	9,512
Credit Acceptance Corp. (a) (c)	635	17,266
Crescent Real Estate EQT Co. (c)	5,542	111,173
Crystal River Capital, Inc. (c)	491	13,178
CVB Financial Corp. (c)	4,715	56,108
Cybersource Corp. (a) (c)	2,143	26,809
Darwin Professional Underwriters, Inc. (a)	340	8,551
Deerfield Triarc Capital Corp. (c)	3,634	54,474
Delphi Financial Group	2,909	117,029
Deluxe Corp.	3,606	120,909
DiamondRock Hospitality Co.	6,103	115,957
Digital Realty Trust, Inc.	1,776	70,862
Dime Community Bancshares	1,727	22,848
Direct General Corp.	990	21,047
Dollar Financial Corp. (a) (c)	863	21,834
Donegal Group, Inc. (c)	916	15,554
Doral Financial Corp. (a) (c)	6,238	10,230
Downey Financial Corp. (c)	1,478	95,390
Eastgroup Properties (c)	1,660	84,710
Education Realty Trust, Inc. (c)	1,856	27,432
eFunds Corp. (a)	3,274	87,285
eHealth, Inc. (a) (c)	368	8,666
Electro Rent Corp. (a)	1,281	18,446
EMC INS Group, Inc. (c)	416	10,733
Enterprise Financial Services Corp. (c)	632	17,696
Entertainment Properties Trust (c)	1,859	112,005
Equity Inns, Inc.	3,833	62,785
Equity Lifestyle Properties, Inc.	1,364	73,670
Equity One, Inc.	2,680	71,020
eSpeed, Inc. - Class A (a) (c)	1,440	13,680
Euronet Worldwide, Inc. (a) (c)	2,464	66,183
Extra Space Storage, Inc.	4,045	76,612
Farmers Capital Bank Corp. (c)	499	14,661
FBL Financial Group, Inc. (c)	955	37,369
Federal Agricultural Mortgage Corp. (c)	779	21,189
FelCor Lodging Trust, Inc.	4,276	111,048
Fieldstone Investment Corp. (c)	3,410	10,469
Financial Federal Corp. (c)	1,902	50,061
First Bancorp Puerto Rico (c)	4,931	65,385
First Bancorp/Troy NC (c)	834	17,831
First Busey Corp. (c)	1,019	21,837
First Cash Financial Services, Inc. (a)	1,960	43,669
First Charter Corp. (c)	2,411	51,837
First Commonwealth Financial Corp. (c)	4,963	58,315
First Community Bancorp/CA	1,618	91,482
First Community Bancshares, Inc/VA (c)	669	26,091
First Financial Bancorp (c)	2,358	35,629
First Financial Bankshares, Inc. (c)	1,459	61,015

First Financial Corp/IN (c)	935	28,938
First Financial Holdings, Inc. (c)	845	29,237
First Indiana Corp. (c)	896	19,578
First Industrial Realty Trust, Inc. (c)	3,143	142,378
First Merchants Corp. (c)	1,296	30,741
First Mercury Financial Corp. (a) (c)	737	15,145
First Midwest Bancorp, Inc/IL (c)	3,505	128,809
First Niagara Financial Group, Inc.	7,808	108,609
First Place Financial Corp/OH	1,170	25,097
First Potomac Realty Trust	1,686	48,169
First Regional Bancorp (a)	544	16,157
First Republic Bank	1,784	95,801
First South Bancorp, Inc. (c)	548	16,818
First State Bancorp.	1,430	32,247
FirstFed Financial Corp. (a) (c)	1,167	66,321
FirstMerit Corp. (c)	5,605	118,322
Flagstar Bancorp, Inc. (c)	2,853	34,093
Flushing Financial Corp.	1,344	21,813
FNB Corp/Christiansburg VA (c)	515	18,452
FNB Corp/Hermitage PA (c)	4,245	71,528
FPIC Insurance Group, Inc. (a)	700	31,269
Franklin Bank Corp/Houston TX (a) (c)	1,646	29,414
Franklin Street Properties Corp. (c)	4,104	78,715
Fremont General Corp. (c)	4,616	31,989
Friedman Billings Ramsey Group, Inc. (c)	10,320	56,966
Frontier Financial Corp. (c)	2,796	69,760
Gamco Investors, Inc. (c)	394	17,072
GB&T Bancshares, Inc. (c)	987	17,894
Getty Realty Corp. (c)	1,233	35,436
GFI Group, Inc. (a) (c)	837	56,891
Glacier Bancorp, Inc. (c)	3,669	88,203
Gladstone Capital Corp. (c)	865	20,483
Gladstone Investment Corp. (c)	1,033	15,361
Glimcher Realty Trust (c)	2,575	69,577
GMH Communities Trust (c)	2,789	27,862
Gramercy Capital Corp. (c)	1,313	40,283
Great American Financial Resources, Inc.	591	14,468
Great Southern Bancorp, Inc. (c)	702	20,555
Greater Bay Bancorp	3,538	95,137
Greene County Bancshares, Inc. (c)	607	20,583
Greenhill & Co, Inc. (c)	1,238	76,001
H&E Equipment Services, Inc. (a) (c)	783	16,834
Hancock Holding Co.	1,900	83,562
Hanmi Financial Corp.	2,857	54,454
Harleysville Group, Inc.	965	31,353
Harleysville National Corp. (c)	2,031	36,192
Harris & Harris Group, Inc. (a) (c)	1,458	18,837
Healthcare Realty Trust, Inc. (c)	3,359	125,291
HealthExtras, Inc. (a) (c)	1,909	54,941
Heartland Financial USA, Inc. (c)	1,017	27,205
Heritage Commerce Corp. (c)	834	21,259
Hersha Hospitality Trust	2,220	26,152
Highland Hospitality Corp.	4,198	74,724
Highwoods Properties, Inc.	3,801	150,101
Hilb Rogal & Hobbs Co.	2,543	124,734
Home Bancshares, Inc. (c)	777	17,133
Home Federal Bancorp, Inc. (c)	405	6,290
Home Properties, Inc. (c)	2,424	128,011
HomeBanc Corp. (c)	3,979	13,887
Horace Mann Educators Corp.	3,021	62,082
Horizon Financial Corp. (c)	830	18,326
Huron Consulting Group, Inc. (a) (c)	1,222	74,346
Hypercom Corp. (a) (c)	3,775	22,499
IBERIABANK Corp.	652	36,290
IMPAC Mortgage Holdings, Inc. (c)	5,354	26,770
Independence Holding Co. (c)	354	7,661
Independent Bank Corp. Massachusetts	1,059	34,883
Independent Bank Corp. Michigan (c)	1,611	32,816
Infinity Property & Casualty Corp.	1,452	68,041
Inland Real Estate Corp. (c)	4,753	87,170

Innkeepers USA Trust	3,034	49,394
Integra Bank Corp. (c)	1,172	26,124
Interactive Data Corp.	2,521	62,395
International Bancshares Corp.	3,271	97,051
International Securities Exchange, Inc. (c)	2,676	130,589
Interpool, Inc. (c)	841	20,537
Intervest Bancshares Corp. (a)	316	9,069
INVESTools, Inc. (a) (c)	3,190	44,341
Investors Bancorp, Inc. (a) (c)	3,733	53,905
Investors Real Estate Trust (c)	3,280	34,735
Irwin Financial Corp. (c)	1,423	26,525
ITLA Capital Corp.	391	20,340
Jack Henry & Associates, Inc.	5,589	134,415
James River Group, Inc. (c)	594	18,598
JER Investors Trust, Inc. (c)	1,804	34,312
John H Harland Co.	1,886	96,620
Kansas City Life Insurance Co. (c)	281	12,645
KBW, Inc. (a) (c)	447	15,538
Kearny Financial Corp. (c)	1,535	22,073
Kite Realty Group Trust (c)	2,010	40,099
KKR Financial Corp.	5,653	155,062
KNBT Bancorp, Inc. (c)	2,036	30,011
Knight Capital Group, Inc. (a) (c)	7,334	116,171
Kronos, Inc. (a)	2,251	120,429
LaBranche & Co, Inc. (a) (c)	3,729	30,429
Lakeland Bancorp, Inc. (c)	1,337	18,116
Lakeland Financial Corp. (c)	848	19,250
LandAmerica Financial Group, Inc. (c)	1,252	92,535
LaSalle Hotel Properties	2,805	130,040
Lexington Corporate Properties Trust (c)	4,806	101,551
LTC Properties, Inc.	1,643	42,570
Luminent Mortgage Capital, Inc. (c)	3,347	29,922
Macatawa Bank Corp. (c)	1,020	18,768
MAF Bancorp, Inc.	2,364	97,728
Maguire Properties, Inc.	2,661	94,625
MainSource Financial Group, Inc. (c)	1,327	22,532
MarketAxess Holdings, Inc. (a) (c)	2,270	38,000
Marlin Business Services, Inc. (a) (c)	831	18,182
MB Financial Corp. (c)	1,998	71,948
MBT Financial Corp. (c)	1,037	13,388
MCG Capital Corp. (c)	4,033	75,659
Mcgrath Rentcorp (c)	1,542	48,835
Meadowbrook Insurance Group, Inc. (a) (c)	1,771	19,463
Medallion Financial Corp. (c)	1,032	11,806
Medical Properties Trust, Inc. (c)	2,816	41,367
Mercantile Bank Corp.	563	18,286
MetroCorp Bancshares, Inc. (c)	453	9,604
MFA Mortgage Investments, Inc. (c)	5,564	42,843
Mid-America Apartment Communities, Inc. (c)	1,659	93,335
The Midland Co. (c)	780	33,088
Mid-State Bancshares (c)	1,567	57,493
Midwest Banc Holdings, Inc. (c)	1,334	23,625
Morningstar, Inc. (a) (c)	987	50,969
MVC Capital, Inc. (c)	1,198	18,749
Nara Bancorp, Inc.	1,491	26,107
NASB Financial, Inc. (c)	278	9,680
National Financial Partners Corp.	2,628	123,279
National Health Investors, Inc. (c)	1,655	51,868
National Interstate Corp. (c)	1,113	28,671
National Penn Bancshares, Inc. (c)	3,381	63,901
National Retail Properties, Inc. (c)	4,068	98,405
National Western Life Insurance Co.	124	30,355
Nationwide Health Properties, Inc. (c)	5,939	185,653
Navigators Group, Inc. (a)	917	46,006
NBT Bancorp, Inc. (c)	2,419	56,677
Netbank, Inc. (c)	3,727	8,237
NewAlliance Bancshares, Inc.	8,002	129,712
Newcastle Investment Corp.	3,384	93,838
NGP Capital Resources Co. (c)	1,228	19,415
NorthStar Realty Finance Corp.	4,123	62,711

Northwest Bancorp, Inc. (c)	1,312	35,542
Novastar Financial, Inc. (c)	2,597	12,985
NYMAGIC, Inc.	377	15,400
OceanFirst Financial Corp. (c)	613	10,636
Ocwen Financial Corp. (a) (c)	2,405	30,952
Odyssey Re Holdings Corp. (c)	903	35,497
Ohio Casualty Corp.	4,468	133,817
Old National Bancorp (c)	4,718	85,773
Old Second Bancorp, Inc. (c)	953	26,112
Omega Financial Corp. (c)	885	25,231
Omega Healthcare Investors, Inc.	4,076	69,903
optionsXpress Holdings, Inc. (c)	1,458	34,321
Oriental Financial Group (c)	1,477	17,399
Pacific Capital Bancorp	3,282	105,418
Park National Corp. (c)	835	78,891
Parkway Properties, Inc.	1,065	55,646
Partners Trust Financial Group, Inc. (c)	3,240	37,033
Pennfed Financial Services, Inc.	640	13,869
Pennsylvania Real Estate Investment Trust (c)	2,576	114,194
Penson Worldwide, Inc. (a)	486	14,672
Peoples Bancorp Inc. (c)	707	18,672
PFF Bancorp, Inc.	1,721	52,198
The Phoenix Cos., Inc.	7,917	109,888
Pico Holdings, Inc. (a) (c)	720	30,751
Pinnacle Financial Partners, Inc. (a) (c)	1,078	32,890
Piper Jaffray Companies, Inc. (a) (c)	1,305	80,832
Placer Sierra Bancshares	823	22,270
Pma Cap Corp. (a)	2,270	21,315
Portfolio Recovery Associates, Inc. (a) (c)	1,116	49,829
Post Properties, Inc.	3,015	137,876
Preferred Bank	445	17,448
PremierWest Bancorp (c)	1,011	13,659
Presidential Life Corp.	1,508	29,738
PrivateBancorp, Inc. (c)	1,192	43,580
ProAssurance Corp. (a) (c)	2,333	119,333
Prosperity Bancshares, Inc. (c)	2,448	85,044
Provident Bankshares Corp.	2,318	76,169
Provident Financial Services, Inc. (c)	4,542	79,258
Provident New York Bancorp (c)	2,985	42,238
PS Business Parks, Inc.	1,121	79,053
QC Holdings, Inc. (c)	410	5,449
RAIT Investment Trust	4,369	122,070
Ramco-Gershenson Properties (c)	1,184	42,281
Realty Income Corp. (c)	7,017	197,879
Redwood Trust, Inc. (c)	1,364	71,174
Renasant Corp. (c)	1,036	25,568
Republic Bancorp Inc./KY	555	12,559
Republic Property Trust (c)	1,833	21,061
Resource Capital Corporation (c)	376	6,069
Rewards Network, Inc. (a)	1,864	9,879
RLI Corp. (c)	1,568	86,130
Rockville Financial, Inc. (c)	616	9,258
Roma Financial Corp. (a) (c)	676	10,478
Royal Bancshares of Pennsylvania (c)	338	8,027
S&T Bancorp, Inc. (c)	1,827	60,364
S1 Corp. (a)	4,984	29,904
Safety Insurance Group, Inc.	1,000	40,120
Sanders Morris Harris Group, Inc. (c)	1,188	12,652
Sandy Spring Bancorp, Inc. (c)	1,041	36,060
Santander BanCorp (c)	295	5,195
Saul Centers, Inc.	735	41,821
SCBT Financial Corp. (c)	641	23,225
SCPIE Holdings, Inc. (a) (c)	655	14,868
Seabright Insurance Holdings, Inc. (a) (c)	1,118	20,571
Seacoast Banking Corp of Florida (c)	967	21,922
Security Bank Corp. (c)	1,074	21,630
Selective Insurance Group (c)	4,098	104,335
Semtech Corp. (a)	5,078	68,451
Senior Housing Properties Trust	4,808	114,911
Shore Bancshares, Inc. (c)	545	14,415

Sierra Bancorp (c)	402	11,280
Signature Bank (a)	2,059	67,000
Simmons First National Corp. (c)	1,004	30,190
Smithtown Bancorp, Inc. (c)	558	14,500
Sotheby's Holdings	4,476	199,092
Southside Bancshares, Inc. (c)	740	16,953
Southwest Bancorp Inc.	951	24,431
Sovran Self Storage, Inc. (c)	1,414	78,350
Spirit Finance Corp.	7,560	112,644
State Auto Financial Corp. (c)	1,011	32,483
Sterling Bancorp (c)	1,319	23,874
Sterling Bancshares, Inc.	4,821	53,899
Sterling Financial Corp./PA (c)	1,791	39,760
Sterling Financial Corp./WA	3,423	106,763
Stewart Information Services Corp. (c)	1,208	50,482
Stifel Financial Corp. (a) (c)	835	36,990
Strategic Hotels & Resorts, Inc.	5,143	117,620
Suffolk Bancorp (c)	727	23,468
Sun Bancorp Inc. (a) (c)	1,013	18,832
Sun Communities, Inc. (c)	1,215	37,689
Sunstone Hotel Investors, Inc.	4,071	110,975
Superior Bancorp (a) (c)	2,177	23,512
Susquehanna Bancshares, Inc.	3,642	84,458
SVB Financial Group (a) (c)	2,497	121,329
SWS Group, Inc. (c)	1,666	41,333
SY Bancorp, Inc. (c)	867	21,554
Tanger Factory Outlet Centers (c)	2,174	87,808
Taylor Capital Group, Inc.	389	13,615
Technology Investment Capital Corp.	1,367	23,116
Texas Capital Bancshares, Inc. (a) (c)	1,634	33,497
TheStreet.Com, Inc. (c)	1,289	15,790
Thomas Weisel Partners Group, Inc. (a) (c)	454	8,635
TierOne Corp.	1,276	34,503
TNS, Inc. (a) (c)	1,693	27,240
Tompkins Trustco, Inc. (c)	466	19,507
Tower Group, Inc.	1,182	38,084
TradeStation Group, Inc. (a)	1,806	22,738
Triad Guaranty, Inc. (a) (c)	750	31,057
Trico Bancshares	928	21,966
Trustco Bank Corp. NY (c)	5,277	50,554
Trustmark Corp.	3,434	96,289
UCBH Holdings, Inc. (c)	6,885	128,199
UMB Financial Corp. (c)	2,222	83,903
Umpqua Holdings Corp. (c)	3,943	105,554
Union Bankshares Corp. (c)	889	23,061
United Bankshares, Inc.	2,611	91,463
United Community Banks, Inc. (c)	2,379	78,007
United Community Financial Corp.	1,905	21,050
United Fire & Casualty Co.	1,449	50,903
United PanAm Financial Corp. (a) (c)	668	8,350
United Security Bancshares/CA (c)	483	9,211
Universal American Financial Corp. (a)	2,676	51,861
Universal Health Realty Income Trust (c)	827	29,565
Univest Corporation of Pennsylvania (c)	808	20,014
Urstadt Biddle Properties, Inc.	1,485	29,047
USB Holding Co., Inc. (c)	830	18,833
USI Holdings Corp. (a)	3,243	54,645
U-Store-It Trust (c)	3,306	66,517
Value Line, Inc. (c)	71	3,394
ViewPoint Financial Group	764	13,255
Vineyard National Bancorp (c)	636	14,653
Virginia Commerce Bancorp (a) (c)	1,045	22,624
Virginia Financial Group, Inc. (c)	724	18,773
Waddell & Reed Financial, Inc.	5,956	138,894
Washington Real Estate Investment Trust (c)	3,161	118,285
Washington Trust Bancorp, Inc. (c)	809	21,689
Wauwatosa Holdings, Inc. (a) (c)	734	12,830
WesBanco, Inc. (c)	1,541	47,571
West Bancorporation, Inc. (c)	1,232	18,591
West Coast Bancorp	1,038	33,185

Westamerica Bancorporation (c)	2,209	106,408
Western Alliance Bancorp (a) (c)	921	28,588
Westfield Financial Inc.	887	9,509
Willow Grove Bancorp, Inc. (c)	1,098	14,164
Wilshire Bancorp, Inc. (c)	1,072	17,581
Winston Hotels, Inc.	2,056	30,902
Winthrop Realty Trust (c)	2,745	18,144
Wintrust Financial Corp. (c)	1,801	80,343
World Acceptance Corp. (a) (c)	1,289	51,496
Wright Express Corp. (a) (c)	2,837	86,046
WSFS Financial Corp.	415	26,759
Yardville National Bancorp (c)	654	23,747
Zenith National Insurance Corp.	2,596	122,713
		21,290,568

Health Care - 10.8%
Abaxis, Inc. (a) (c)	1,411	34,386
Abiomed, Inc. (a) (c)	1,643	22,443
Acadia Pharmaceuticals, Inc. (a) (c)	1,703	25,579
Adams Respiratory Therapeutics, Inc. (a) (c)	2,132	71,699
Adolor Corp. (a) (c)	3,183	27,851
Advanced Magnetics, Inc. (a) (c)	675	40,682
Adventrx Pharmaceuticals, Inc. (a) (c)	4,725	11,812
Affymetrix, Inc. (a) (c)	4,741	142,562
Air Methods Corp. (a) (c)	676	16,238
Akorn, Inc. (a) (c)	3,412	23,031
Albany Molecular Research, Inc. (a)	1,786	17,592
Alexion Pharmaceuticals, Inc. (a) (c)	2,481	107,278
Align Technology, Inc. (a) (c)	3,982	63,155
Alkermes, Inc. (a)	6,793	104,884
Alliance Imaging, Inc. (a) (c)	1,021	8,913
Allscripts Healthcare Solutions, Inc. (a) (c)	3,252	87,186
Alnylam Pharmaceuticals, Inc. (a) (c)	2,601	46,818
Alpharma, Inc. (c)	2,984	71,855
Altus Pharmaceuticals, Inc. (a) (c)	519	7,899
Amedisys, Inc. (a) (c)	1,805	58,525
American Medical Systems Holdings, Inc. (a) (c)	4,904	103,818
American Oriental Bioengineering, Inc. (a) (c)	3,127	29,363
AMERIGROUP Corp. (a)	3,632	110,413
Amsurg Corp. (a)	2,092	51,233
Anadys Pharmaceuticals, Inc. (a) (c)	2,004	7,956
Analogic Corp.	971	61,056
Angiodynamics, Inc. (a) (c)	1,382	23,342
Applera Corp - Celera Genomics Group (a) (c)	5,415	76,893
Apria Healthcare Group, Inc. (a)	2,950	95,138
Arena Pharmaceuticals, Inc. (a) (c)	4,263	46,296
Ariad Pharmaceuticals, Inc. (a) (c)	4,590	20,609
Array Biopharma, Inc. (a) (c)	2,750	34,925
Arrow International, Inc. (c)	1,599	51,424
Arthrocare Corp. (a) (c)	1,837	66,205
Aspect Medical Systems, Inc. (a) (c)	1,145	17,851
Atherogenics, Inc. (a) (c)	2,775	7,798
Auxilium Pharmaceuticals, Inc. (a)	1,819	26,703
Avanir Pharmaceuticals (a) (c)	2,602	3,174
AVI BioPharma, Inc. (a) (c)	3,541	9,490
Bentley Pharmaceuticals, Inc. (a) (c)	1,356	11,106
BioCryst Pharmaceuticals, Inc. (a) (c)	1,615	13,518
Bioenvision, Inc. (a) (c)	2,624	10,732
BioMarin Pharmaceuticals, Inc. (a) (c)	6,432	111,016
Bio-Rad Laboratories, Inc. (a)	1,310	91,490
Bio-Reference Labs, Inc. (a) (c)	700	17,780
Biosite, Inc. (a) (c)	1,141	95,810
Bradley Pharmaceuticals, Inc. (a)	1,023	19,631
Bruker BioSciences Corp. (a)	2,984	31,392
Cadence Pharmaceuticals, Inc. (a) (c)	470	6,956
Candela Corp. (a) (c)	1,671	19,083
Capital Senior Living Corp. (a) (c)	1,527	17,728
Caraco Pharmaceutical Laboratories Ltd. (a) (c)	655	7,978
Cell Genesys, Inc. (a) (c)	3,898	16,372
Centene Corp. (a) (c)	3,029	63,579

Cepheid, Inc. (a) (c)	3,833	45,536
Cerus Corp. (a) (c)	1,950	13,163
Chattem, Inc. (a) (c)	1,231	72,555
Coley Pharmaceutical Group, Inc. (a) (c)	1,260	12,071
Combinatorx, Inc. (a) (c)	1,729	12,086
Computer Programs & Systems, Inc. (c)	609	16,333
Conceptus, Inc. (a) (c)	1,601	32,020
Conmed Corp. (a)	1,973	57,671
Corvel Corp. (a) (c)	512	15,473
Cubist Pharmaceuticals, Inc. (a) (c)	3,817	84,241
CV Therapeutics, Inc. (a) (c)	4,159	32,731
Cyberonics, Inc. (a) (c)	1,515	28,452
Cypress Bioscience, Inc. (a) (c)	2,254	17,130
Cytokinetics, Inc. (a) (c)	2,318	16,133
Datascope Corp.	867	31,377
deCODE genetics, Inc. (a) (c)	4,320	15,768
Dendreon Corp. (a) (c)	5,756	74,425
Depomed, Inc. (a) (c)	2,590	9,246
DexCom, Inc. (a) (c)	1,183	9,298
Digene Corp. (a) (c)	1,176	49,874
Diversa Corp. (a) (c)	2,141	16,721
DJ Orthopedics, Inc. (a)	1,599	60,602
Durect Corp. (a) (c)	4,309	17,925
Eclipsys Corp. (a) (c)	3,175	61,182
Emergent Biosolutions, Inc. (a)	330	4,429
Emeritus Corp. (a) (c)	322	10,868
Emisphere Technologies, Inc. (a) (c)	1,676	5,363
Encysive Pharmaceuticals, Inc. (a) (c)	4,388	11,891
Enzo Biochem, Inc. (a) (c)	1,925	29,029
Enzon Pharmaceuticals, Inc. (a) (c)	3,074	25,053
eResearch Technology, Inc. (a) (c)	3,465	27,235
ev3, Inc. (a) (c)	1,106	21,788
Exelixis, Inc. (a) (c)	6,609	65,693
Five Star Quality Care, Inc. (a) (c)	2,217	22,791
Foxhollow Technologies, Inc. (a) (c)	1,530	31,962
Genesis HealthCare Corp. (a)	1,375	86,776
Genitope Corp. (a) (c)	1,829	7,590
Genomic Health, Inc. (a) (c)	875	15,173
Genta, Inc. (a)	10,963	3,399
Gentiva Health Services, Inc. (a) (c)	1,890	38,121
Geron Corp. (a)	4,631	32,417
Greatbatch, Inc. (a) (c)	1,533	39,091
GTx, Inc. (a) (c)	990	20,196
Haemonetics Corp./Mass (a) (c)	1,869	87,376
Hana Biosciences, Inc. (a) (c)	2,017	3,852
Hansen Medical, Inc. (a) (c)	413	7,806
Healthcare Services Group (c)	1,917	54,922
Healthspring, Inc. (a) (c)	1,320	31,086
HealthTronics, Inc. (a)	2,463	13,276
Healthways, Inc. (a)	2,424	113,322
Hi-Tech Pharmacal Co., Inc. (a) (c)	619	6,902
Hologic, Inc. (a) (c)	3,703	213,441
Horizon Health Corp. (a) (c)	1,055	20,625
Human Genome Sciences, Inc. (a) (c)	9,234	98,065
Hythiam, Inc. (a) (c)	1,842	12,526
ICU Medical, Inc. (a) (c)	1,004	39,357
Idenix Pharmaceuticals, Inc. (a) (c)	1,734	12,658
I-Flow Corp. (a) (c)	1,642	24,203
Illumina, Inc. (a) (c)	3,799	111,311
Immucor, Inc. (a) (c)	4,762	140,146
Incyte Corp. (a) (c)	5,885	38,782
Indevus Pharmaceuticals, Inc. (a) (c)	3,837	27,128
Integra LifeSciences Holdings Corp. (a) (c)	1,338	60,986
InterMune, Inc. (a) (c)	1,827	45,054
Intralase Corp. (a) (c)	1,505	37,595
Invacare Corp.	2,181	38,037
inVentiv Health Inc. (a)	2,050	78,495
Inverness Medical Innovations, Inc. (a) (c)	2,353	103,014
IRIS International, Inc. (a) (c)	1,229	17,145
Isis Pharmaceuticals, Inc. (a) (c)	5,121	47,472

Kendle International, Inc. (a) (c)	862	30,618
Kensey Nash Corp. (a) (c)	813	24,797
Keryx Biopharmaceuticals, Inc. (a) (c)	3,034	31,918
Kindred Healthcare, Inc. (a) (c)	2,262	74,148
KV Pharmaceutical Co. (a) (c)	2,718	67,216
Kyphon, Inc. (a) (c)	3,107	140,250
Landauer, Inc.	608	30,692
LCA-Vision, Inc. (c)	1,458	60,055
Lexicon Genetics, Inc. (a) (c)	5,373	19,504
LHC Group, Inc. (a) (c)	826	26,787
Lifecell Corp. (a) (c)	2,355	58,804
Luminex Corp. (a) (c)	2,248	30,843
Magellan Health Services, Inc. (a) (c)	2,599	109,158
MannKind Corp. (a) (c)	2,214	31,660
Martek Biosciences Corp. (a) (c)	2,255	46,498
Matria Healthcare, Inc. (a) (c)	1,474	38,855
Maxygen, Inc. (a) (c)	2,071	23,092
Medarex, Inc. (a) (c)	8,584	111,077
Medcath Corp. (a)	621	16,953
Medical Action Industries, Inc. (a)	967	23,111
Medicines Co. (a)	3,522	88,332
Medicis Pharmaceutical (c)	3,824	117,856
Mentor Corp. (c)	2,553	117,438
Meridian Bioscience, Inc. (c)	1,477	41,002
Merit Medical Systems, Inc. (a)	1,915	24,033
Metabasis Therapeutics, Inc. (a) (c)	1,443	10,606
Metabolix, Inc. (a) (c)	458	7,617
MGI Pharma, Inc. (a) (c)	5,488	123,315
Molina Healthcare, Inc. (a)	818	25,023
Momenta Pharmaceuticals, Inc. (a) (c)	1,755	22,745
Monogram Biosciences, Inc. (a) (c)	9,205	17,858
MWI Veterinary Supply, Inc. (a) (c)	376	12,408
Myriad Genetics, Inc. (a) (c)	2,773	95,558
Nabi Biopharmaceuticals (a) (c)	4,223	22,424
Nastech Pharmaceutical, Inc. (a) (c)	1,783	19,239
National Healthcare Corp. (c)	453	23,094
Natus Medical, Inc. (a) (c)	1,494	26,548
Nektar Therapeutics (a) (c)	6,294	82,200
Neurocrine Biosciences, Inc. (a) (c)	2,648	33,100
Neurometrix, Inc. (a) (c)	876	8,506
New River Pharmaceuticals, Inc. (a) (c)	1,114	70,884
Nighthawk Radiology Holdings, Inc. (a) (c)	442	8,040
Northfield Laboratories, Inc. (a) (c)	1,775	6,408
Northstar Neuroscience, Inc. (a) (c)	803	10,278
Novavax, Inc. (a) (c)	4,315	11,176
Noven Pharmaceuticals, Inc. (a) (c)	1,664	38,605
NPS Pharmaceuticals, Inc. (a) (c)	3,246	11,004
NuVasive, Inc. (a) (c)	2,324	55,195
Nuvelo, Inc. (a) (c)	3,651	13,436
Nxstage Medical, Inc. (a) (c)	850	11,322
Odyssey HealthCare, Inc. (a)	2,432	31,932
Omnicell, Inc. (a)	1,910	39,957
Onyx Pharmaceuticals, Inc. (a) (c)	3,062	76,060
Option Care, Inc. (c)	1,838	24,445
OraSure Technologies, Inc. (a) (c)	3,228	23,726
OSI Pharmaceuticals, Inc. (a) (c)	3,997	131,901
Osiris Therapeutics, Inc. (a) (c)	229	4,285
Owens & Minor, Inc. (c)	2,818	103,505
Pain Therapeutics, Inc. (a) (c)	2,497	19,576
Palomar Medical Technologies, Inc. (a) (c)	1,166	46,582
Panacos Pharmaceuticals, Inc. (a) (c)	3,537	16,376
Par Pharmaceutical Cos., Inc. (a)	2,461	61,820
Parexel International Corp. (a) (c)	1,908	68,631
Penwest Pharmaceuticals Co. (a) (c)	1,605	16,178
Peregrine Pharmaceuticals, Inc. (a) (c)	13,379	13,111
Perrigo Co. (c)	5,457	96,371
PharmaNet Development Group, Inc. (a) (c)	1,275	33,150
Pharmion Corp. (a) (c)	1,698	44,640
Phase Forward, Inc. (a) (c)	2,383	31,289
PolyMedica Corp.	1,619	68,532

Pozen, Inc. (a) (c)	1,763	26,004
PRA International (a) (c)	1,256	27,079
Progenics Pharmaceuticals, Inc. (a) (c)	1,566	37,083
PSS World Medical, Inc. (a) (c)	4,746	100,330
Psychiatric Solutions, Inc. (a)	3,721	149,994
Quality Systems, Inc. (c)	1,100	44,000
Quidel Corp. (a) (c)	2,113	25,356
Radiation Therapy Services, Inc. (a) (c)	826	25,309
Regeneron Pharmaceuticals, Inc. (a)	3,655	79,021
RehabCare Group, Inc. (a) (c)	1,192	18,917
Renovis, Inc. (a) (c)	1,533	5,365
Replidyne, Inc. (a) (c)	334	1,857
Res-Care, Inc. (a)	1,552	27,160
Rigel Pharmaceuticals, Inc. (a) (c)	1,750	19,005
Salix Pharmaceuticals Ltd. (a) (c)	3,271	41,215
Sangamo Biosciences, Inc. (a) (c)	2,029	13,797
Santarus, Inc. (a) (c)	3,552	25,006
Savient Pharmaceuticals, Inc. (a) (c)	4,150	49,883
Sciele Pharma, Inc. (a) (c)	2,046	48,449
Senomyx, Inc. (a) (c)	2,095	25,936
Sirona Dental Systems, Inc. (c)	1,238	42,661
Somaxon Pharmaceuticals, Inc. (a) (c)	351	4,282
SonoSite, Inc. (a) (c)	1,092	30,860
Spectranetics Corp. (a) (c)	2,151	23,016
Stereotaxis, Inc. (a) (c)	1,645	19,575
Steris Corp.	4,761	126,452
Sun Healthcare Group, Inc. (a) (c)	2,229	27,528
Sunrise Senior Living, Inc. (a) (c)	3,120	123,302
SuperGen, Inc. (a) (c)	3,481	20,538
SurModics, Inc. (a) (c)	1,067	38,412
Symbion, Inc. (a) (c)	1,209	23,708
Symmetry Medical, Inc. (a) (c)	2,460	40,172
Tanox, Inc. (a) (c)	1,709	32,061
Telik, Inc. (a) (c)	3,671	19,934
Thermogenesis (a) (c)	3,864	14,065
Thoratec Corp. (a) (c)	3,704	77,414
Trimeris, Inc. (a) (c)	1,242	8,545
Trubion Pharmaceuticals, Inc. (a) (c)	306	6,025
United Surgical Partners International, Inc. (a)	3,120	96,127
United Therapeutics Corp. (a) (c)	1,580	84,972
Valeant Pharmaceuticals International (c)	6,516	112,662
Ventana Medical Systems (a) (c)	2,025	84,847
Viasys Healthcare, Inc. (a)	2,274	77,293
Viropharma, Inc. (a) (c)	4,819	69,153
Visicu, Inc. (a) (c)	449	3,502
VistaCare, Inc. (a) (c)	689	5,994
Vital Images, Inc. (a)	1,177	39,147
Vital Signs, Inc.	445	23,131
Volcano Corporation (a) (c)	557	10,032
West Pharmaceutical Services, Inc. (c)	2,269	105,350
Wright Medical Group, Inc. (a)	2,404	53,585
Xenoport, Inc. (a) (c)	1,414	39,394
Young Innovations, Inc. (c)	342	9,309
Zoll Medical Corp. (a)	1,290	34,379
Zymogenetics, Inc. (a) (c)	2,637	41,032
		10,616,284

Materials - 9.3%
AAON, Inc. (c)	628	16,410
Acuity Brands, Inc.	3,155	171,758
AEP Industries, Inc. (a)	466	20,038
AK Steel Holding Corp. (a) (c)	7,733	180,875
Albany International Corp. (c)	1,877	67,459
Alico, Inc. (c)	267	15,307
AM Castle & Co. (c)	656	19,260
AMCOL International Corp. (c)	1,543	45,750
American Vanguard Corp. (c)	1,186	20,269
Ameron International Corp. (c)	586	38,594
Ampco-Pittsburgh Corp. (c)	468	13,521
Amrep Corp.	109	8,420

Andersons, Inc. (c)	948	42,091
Apogee Enterprises, Inc.	1,979	39,659
Aptargroup, Inc. (c)	2,468	165,183
Arch Chemicals, Inc.	1,683	52,543
Avatar Holdings, Inc. (a) (c)	408	29,148
Balchem Corp. (c)	1,223	21,623
Barnes Group, Inc. (c)	2,773	63,807
Beacon Roofing Supply, Inc. (a) (c)	3,079	49,818
Bluegreen Corp. (a) (c)	1,470	16,596
BlueLinx Holdings, Inc. (c)	840	8,820
Bowater, Inc. (c)	3,932	93,660
Brady Corp. (c)	3,163	98,686
Brookfield Homes Corp. (c)	809	25,969
Brush Engineered Materials, Inc. (a) (c)	1,368	66,307
Buckeye Technologies, Inc. (a)	2,648	34,371
Building Material Holding Corp. (c)	2,034	36,836
Cabot Microelectronics Corp. (a) (c)	1,700	56,967
Calgon Carbon Corp. (a) (c)	2,790	23,185
California Coastal Communities, Inc. (c)	763	15,481
Cambrex Corp.	1,880	46,248
Caraustar Industries, Inc. (a) (c)	2,048	12,861
Century Aluminum Co. (a) (c)	1,625	76,180
Ceradyne, Inc. (a) (c)	1,889	103,404
CF Industries Holdings, Inc.	3,866	149,034
Chaparral Steel Co.	3,237	188,296
Chesapeake Corp. (c)	1,333	20,128
China BAK Battery, Inc. (a) (c)	1,907	6,198
CIRCOR International, Inc.	1,125	40,162
Clarcor, Inc.	3,639	115,720
Clean Harbors, Inc. (a) (c)	1,102	49,832
Cleveland-Cliffs, Inc. (c)	2,928	187,421
Coeur d'Alene Mines Corp. (a) (c)	19,575	80,453
Comfort Systems USA, Inc. (c)	2,831	33,915
Compass Minerals International, Inc. (c)	2,246	75,016
CompX International, Inc. (c)	107	1,726
Consolidated-Tomoka Land Co. (c)	399	30,105
Delta & Pine Land Co. (c)	2,500	103,000
Deltic Timber Corp.	687	32,949
Drew Industries, Inc. (a) (c)	1,301	37,313
Dycom Industries, Inc. (a) (c)	2,937	76,538
Dynamic Materials Corp. (a) (c)	828	27,092
EMCOR Group, Inc. (a)	2,209	130,287
Encore Wire Corp. (c)	1,634	41,373
Energy Conversion Devices, Inc. (a) (c)	2,744	95,875
EnerSys (a) (c)	3,270	56,179
ENGlobal Corp. (a) (c)	1,133	6,288
Ennis, Inc. (c)	1,791	47,927
Ferro Corp.	2,998	64,787
First Acceptance Corp. (a) (c)	1,175	12,302
Georgia Gulf Corp. (c)	2,404	38,969
Gibraltar Industries, Inc.	1,702	38,499
Glatfelter (c)	3,123	46,564
Goodman Global, Inc. (a)	1,656	29,179
GrafTech International Ltd. (a) (c)	6,925	62,879
Granite Construction, Inc. (c)	2,434	134,503
Graphic Packaging Corp. (a) (c)	5,319	25,212
Greif, Inc.	1,159	128,776
Griffon Corp. (a) (c)	2,092	51,777
HB Fuller Co.	4,132	112,680
Hecla Mining Co. (a) (c)	8,385	75,968
Hercules, Inc. (a)	7,983	155,988
Hexcel Corp. (a) (c)	6,561	130,236
Housevalues, Inc. (a) (c)	936	4,736
Infrasource Services, Inc. (a)	1,875	57,244
Innophos Holdings, Inc. (c)	527	9,112
Innospec, Inc.	864	49,801
Insituform Technologies, Inc. (a) (c)	1,909	39,688
Insteel Industries, Inc. (c)	979	16,437
Integrated Electrical Services, Inc. (a)	1,079	26,684
Interface, Inc.	3,356	53,662

Interline Brands, Inc. (a)	1,905	41,758
Kaydon Corp. (c)	1,983	84,396
Koppers Holdings, Inc. (c)	668	17,141
Kronos Worldwide, Inc. (c)	194	6,288
The Lamson & Sessions Co. (a) (c)	975	27,095
Layne Christensen Co. (a) (c)	841	30,629
LB Foster Co. - Class A (a) (c)	665	13,706
Lone Star Technologies (a)	2,163	142,823
Longview Fibre Co.	4,619	113,766
LSI Industries, Inc. (c)	1,507	25,227
MacDermid, Inc.	1,971	68,729
Medis Technologies Ltd. (a) (c)	1,532	25,906
Mercer International, Inc. (a) (c)	1,856	22,198
Metal Management, Inc.	1,831	84,592
MGP Ingredients, Inc. (c)	622	12,670
Minerals Technologies, Inc.	1,397	86,838
Mobile Mini, Inc. (a) (c)	2,477	66,334
Mueller Industries, Inc.	2,592	78,019
Mueller Water Products, Inc. - Class A (c)	7,793	107,621
Myers Industries, Inc.	1,875	35,025
NCI Building Systems, Inc. (a) (c)	1,437	68,602
Neenah Paper, Inc. (c)	1,037	41,210
NewMarket Corp. (c)	1,210	49,211
NL Industries (c)	532	5,799
NN, Inc.	1,211	15,125
Nuco2, Inc. (a) (c)	1,090	27,490
Olin Corp.	5,083	86,106
Olympic Steel, Inc. (c)	545	16,890
OM Group, Inc. (a)	2,061	92,085
Omnova Solutions, Inc. (a)	2,915	15,916
Perini Corp. (a) (c)	1,529	56,359
Pioneer Companies, Inc. (a) (c)	827	22,858
PolyOne Corp. (a) (c)	6,509	39,705
Potlatch Corp. (c)	2,714	124,247
PW Eagle, Inc. (c)	685	22,632
Quanex Corp.	2,653	112,355
Rock-Tenn Co.	2,370	78,684
Rockwood Holdings, Inc. (a) (c)	2,473	68,453
Rogers Corp. (a)	1,224	54,284
Royal Gold, Inc. (c)	1,366	41,117
RTI International Metals, Inc. (a) (c)	1,601	145,707
Ryerson Tull, Inc. (c)	1,830	72,505
Schnitzer Steel Industries, Inc.	1,588	63,790
Schulman A, Inc.	1,987	46,814
Shiloh Industries, Inc. (c)	314	3,542
Silgan Holdings, Inc.	1,635	83,565
Simpson Manufacturing Co., Inc. (c)	2,602	80,246
Spartech Corp.	2,252	66,074
The Standard Register Co. (c)	1,196	15,129
Steel Technologies, Inc. (c)	765	22,629
Stepan Co.	412	10,815
Sterling Construction Co. (a) (c)	566	10,788
Stillwater Mining Co. (a) (c)	2,901	36,814
Superior Essex, Inc. (a) (c)	1,414	49,023
Symyx Technologies, Inc. (a) (c)	2,370	41,996
Tejon Ranch Co. (a) (c)	710	33,583
Terra Industries, Inc. (a) (c)	6,691	117,093
Texas Industries, Inc.	1,626	122,812
Tredegar Corp. (c)	2,398	54,650
Trex Co, Inc. (a) (c)	835	17,978
Tronox, Inc. (c)	2,903	40,584
UAP Holding Corp. (c)	3,577	92,465
Universal Forest Products, Inc. (c)	1,123	55,645
US Concrete, Inc. (a) (c)	2,350	18,377
USEC, Inc. (a) (c)	6,112	99,320
Valmont Industries, Inc. (c)	1,271	73,502
Washington Group International, Inc. (a)	2,034	135,098
Watsco, Inc. (c)	1,957	99,944
Wausau Paper Corp. (c)	3,154	45,291
WCI Communities, Inc. (a) (c)	2,348	50,106

WD-40 Co. (c)	1,180	37,418
Wheeling-Pittsburgh Corp. (a) (c)	722	17,104
Worthington Industries (c)	5,088	104,711
WR Grace & Co. (a) (c)	4,767	125,944
Xerium Technologies, Inc.	1,385	11,108
Zoltek Companies, Inc. (a) (c)	1,205	42,091
		9,069,764

Other - 0.2%
Kaman Corp.	1,688	39,347
Lancaster Colony Corp.	1,675	74,018
Sequa Corp. (a)	450	53,897
Star Maritime Acquisition Corp. (a)	1,324	13,571
		180,833

Technology - 13.2%
3Com Corp. (a) (c)	27,500	107,525
3D Systems Corp. (a) (c)	1,032	22,611
Acacia Research - Acacia Technologies (a)	1,959	30,991
Access Integrated Technologies, Inc. - Class A (a) (c)	942	5,115
Acme Packet, Inc. (a) (c)	936	13,834
Actel Corp. (a)	1,819	30,050
Actuate Corp. (a) (c)	3,967	20,708
Adaptec, Inc. (a) (c)	8,034	31,092
ADTRAN, Inc. (c)	4,567	111,206
Advanced Analogic Technologies, Inc. (a) (c)	2,588	17,029
Aeroflex, Inc. (a)	5,283	69,471
Agile Software Corp. (a) (c)	4,003	27,821
Agilysys, Inc.	2,146	48,221
Altiris, Inc. (a)	1,644	54,104
American Reprographics Co. (a) (c)	1,835	56,500
American Science & Engineering, Inc. (a) (c)	611	32,181
AMIS Holdings, Inc. (a)	3,062	33,529
Amkor Technology, Inc. (a) (c)	7,206	89,931
Anadigics, Inc. (a) (c)	3,315	39,183
Anaren, Inc. (a)	1,154	20,322
Anixter International, Inc. (a) (c)	2,322	153,113
Ansoft Corp. (a) (c)	1,154	36,513
Ansys, Inc. (a) (c)	2,315	117,533
Applied Micro Circuits Corp. (a) (c)	20,877	76,201
Ariba, Inc. (a) (c)	5,245	49,303
Art Technology Group, Inc. (a) (c)	7,864	18,244
Aspen Technology, Inc. (a) (c)	3,748	48,724
Atheros Communications, Inc. (a) (c)	3,629	86,842
Audible, Inc. (a)	1,725	17,923
Avanex Corp. (a) (c)	11,551	20,676
Avid Technology, Inc. (a) (c)	2,967	103,489
Avocent Corp. (a)	3,598	97,038
BearingPoint, Inc. (a) (c)	13,100	100,346
Bel Fuse, Inc. (c)	716	27,716
Benchmark Electronics, Inc. (a)	4,954	102,350
Black Box Corp.	1,173	42,861
Blackbaud, Inc.	3,069	74,945
Blackboard, Inc. (a) (c)	1,948	65,511
Blue Coat Systems, Inc. (a) (c)	971	35,665
Bookham, Inc. (a)	4,888	11,096
Borland Software Corp. (a) (c)	5,476	28,859
Bottomline Technologies, Inc. (a) (c)	1,441	15,707
Brocade Communications Systems, Inc. (a)	27,766	264,332
CACI International, Inc. - Class A (a) (c)	2,146	100,562
Carrier Access Corp. (a) (c)	1,463	7,476
Cbeyond Communications, Inc. (a) (c)	1,156	33,905
Checkpoint Systems, Inc. (a)	2,756	65,207
Chordiant Software, Inc. (a) (c)	2,234	23,122
Ciber, Inc. (a) (c)	3,839	30,213
Cirrus Logic, Inc. (a) (c)	6,144	47,063
Cogent Communications Group, Inc. (a) (c)	1,474	34,831
Coherent, Inc. (a) (c)	2,178	69,130
CommScope, Inc. (a) (c)	4,077	174,903
Commvault Systems, Inc. (a) (c)	899	14,564

COMSYS IT Partners, Inc. (a)	1,102	21,930
Comtech Group, Inc. (a) (c)	1,029	17,987
Comtech Telecommunications (a)	1,601	62,007
Concur Technologies, Inc. (a) (c)	2,259	39,442
Conexant Systems, Inc. (a) (c)	33,941	56,003
Consolidated Communications Holdings, Inc.	1,517	30,173
Convera Corp. - Class A (a) (c)	1,980	6,217
Covansys Corp. (a) (c)	2,196	54,197
CPI International, Inc. (a)	460	8,841
CSG Systems International (a)	3,354	83,917
Cubic Corp. (c)	1,095	23,696
Daktronics, Inc. (c)	2,729	74,884
DealerTrack Holdings Inc. (a)	830	25,498
Dendrite International, Inc. (a)	2,759	43,206
Digi International, Inc. (a) (c)	1,746	22,174
Digital River, Inc. (a) (c)	2,780	153,595
Diodes, Inc. (a) (c)	1,388	48,372
Ditech Networks, Inc. (a) (c)	2,275	18,473
DivX, Inc. (a) (c)	605	12,124
DSP Group, Inc. (a) (c)	2,128	40,432
Eagle Test Systems, Inc. (a)	565	9,402
Echelon Corp. (a) (c)	2,165	22,819
eCollege.com, Inc. (a)	1,213	21,773
Edo Corp. (c)	1,114	29,187
Electronics for Imaging (a) (c)	4,068	95,395
Emageon, Inc. (a) (c)	1,472	16,192
EMS Technologies, Inc. (a)	1,067	20,561
Emulex Corp. (a) (c)	5,925	108,368
Epicor Software Corp. (a)	4,066	56,558
EPIQ Systems, Inc. (a) (c)	997	20,319
Equinix, Inc. (a) (c)	2,009	172,031
Exar Corp. (a)	2,316	30,664
Excel Technology, Inc. (a)	848	23,176
ExlService Holdings, Inc. (a) (c)	383	7,901
Extreme Networks, Inc. (a) (c)	8,393	35,502
FalconStor Software, Inc. (a)	2,601	27,102
Finisar Corp. (a) (c)	16,046	56,161
Flir Systems, Inc. (a) (c)	4,634	165,295
Formfactor, Inc. (a)	3,216	143,916
Foundry Networks, Inc. (a)	10,243	138,998
Gartner, Inc. (a) (c)	3,994	95,656
Gateway, Inc. (a) (c)	20,006	43,813
Genesis Microchip, Inc. (a) (c)	2,492	23,151
Gerber Scientific, Inc. (a)	1,587	16,838
Harmonic, Inc. (a) (c)	5,211	51,172
Harris Stratex Networks, Inc. (a) (c)	1,688	32,393
Heartland Payment Systems, Inc. (c)	1,030	24,349
Herley Industries, Inc. (a) (c)	973	15,198
Hittite Microwave Corp. (a) (c)	913	36,675
Hutchinson Technology, Inc. (a) (c)	1,802	42,077
Hyperion Solutions Corp. (a)	4,161	215,665
i2 Technologies, Inc. (a) (c)	995	23,880
ID Systems, Inc. (a) (c)	721	8,674
iGate Corp. (a)	1,552	12,788
II-VI, Inc. (a) (c)	1,652	55,920
Ikanos Communications (a)	1,442	11,204
Imation Corp.	2,451	98,971
Infocrossing, Inc. (a) (c)	1,377	20,476
Informatica Corp. (a)	6,053	81,292
Innovative Solutions & Support, Inc. (a) (c)	833	21,092
InPhonic, Inc. (a) (c)	1,676	18,268
Integral Systems, Inc. (c)	713	17,233
Intermec, Inc. (a) (c)	3,538	79,039
Internap Network Services Corp. (a) (c)	2,147	33,815
Internet Capital Group, Inc. (a) (c)	2,752	29,446
Inter-Tel, Inc. (c)	1,479	34,964
InterVoice, Inc. (a) (c)	2,709	17,988
Interwoven, Inc. (a)	3,002	50,734
Ionatron, Inc. (a) (c)	2,297	10,704
Ixia (a) (c)	3,012	28,012

IXYS Corp. (a)	1,911	19,550
j2 Global Communications, Inc. (a)	3,489	96,715
JDA Software Group, Inc. (a) (c)	2,049	30,796
Jupitermedia Corp. (a) (c)	1,524	10,089
Keane, Inc. (a)	3,037	41,242
Kemet Corp. (a) (c)	6,096	46,634
Komag, Inc. (a) (c)	2,159	70,664
Kopin Corp. (a) (c)	4,802	16,231
L-1 Identity Solutions, Inc. (a) (c)	4,551	75,137
Lattice Semiconductor Corp. (a)	8,031	46,981
Lawson Software, Inc. (a) (c)	8,751	70,796
Lionbridge Technologies (a) (c)	4,201	21,383
LoopNet, Inc. (a) (c)	148	2,529
Loral Space & Communications, Inc. (a) (c)	741	37,702
Macrovision Corp. (a) (c)	3,633	91,007
Magma Design Automation, Inc. (a)	2,643	31,610
Manhattan Associates, Inc. (a)	1,932	52,995
Mantech International Corp. - Class A (a)	1,265	42,264
MapInfo Corp. (a) (c)	1,495	30,094
Maxwell Technologies, Inc. (a) (c)	1,011	12,658
Mentor Graphics Corp. (a) (c)	5,640	92,158
Mercury Computer Systems, Inc. (a) (c)	1,476	20,472
Merge Technologies, Inc. (a) (c)	1,832	8,922
Methode Electronics, Inc.	2,624	38,756
Micrel, Inc. (a) (c)	4,869	53,656
MICRO Systems, Inc. (a)	2,731	147,447
Microsemi Corp. (a) (c)	5,250	109,252
MicroStrategy, Inc. (a)	654	82,659
Microtune, Inc. (a) (c)	3,717	15,314
Mindspeed Technologies, Inc. (a) (c)	7,774	16,870
MIPS Technologies, Inc. (a) (c)	3,055	27,281
Mobility Electronics, Inc. (a) (c)	1,972	6,133
Monolithic Power Systems, Inc. (a) (c)	1,534	19,789
MoSys, Inc. (a) (c)	1,586	13,322
Move, Inc. (a) (c)	7,040	39,002
MRV Communications, Inc. (a) (c)	8,801	31,244
Multi-Fineline Electronix, Inc. (a) (c)	556	8,535
Neoware Systems, Inc. (a) (c)	1,392	14,017
Ness Technologies, Inc. (a)	1,930	24,665
Netgear, Inc. (a) (c)	2,332	66,532
Netlogic Microsystems, Inc. (a) (c)	1,119	29,788
Netscout Systems, Inc. (a)	1,813	16,408
Newport Corp. (a) (c)	2,855	46,736
Nextest Systems Corp. (a) (c)	392	5,488
Novatel Wireless, Inc. (a) (c)	2,070	33,203
Nuance Communications, Inc. (a) (c)	8,822	135,065
Omniture, Inc. (a) (c)	968	17,647
Omnivision Technologies, Inc. (a) (c)	3,739	48,457
ON Semiconductor Corp. (a) (c)	10,706	95,498
Online Resources Corp. (a) (c)	1,582	18,146
Openwave Systems, Inc. (a) (c)	6,638	54,100
Oplink Communications, Inc. (a) (c)	1,095	19,677
Opnet Technologies, Inc. (a)	905	12,227
Opsware, Inc. (a) (c)	5,748	41,673
Optical Communication Products, Inc. (a) (c)	1,411	1,891
Optium Corp. (a) (c)	398	7,725
Orbcomm, Inc. (a) (c)	606	7,727
OSI Systems, Inc. (a) (c)	1,036	27,392
Packeteer, Inc. (a) (c)	2,441	30,317
Palm, Inc. (a) (c)	6,443	116,812
Parametric Technology Corp. (a)	7,827	149,417
Park Electrochemical Corp.	1,415	38,375
PDF Solutions, Inc. (a) (c)	1,479	16,698
Pegasystems, Inc. (c)	962	8,899
Pericom Semiconductor Corp. (a)	1,849	18,083
Perot Systems Corp. (a)	6,075	108,560
Plantronics, Inc. (c)	3,307	78,111
Plexus Corp. (a)	3,214	55,120
PLX Technology, Inc. (a) (c)	1,759	17,133
Progress Software Corp. (a)	2,887	90,074

QAD, Inc. (c)	1,023	9,309
Quantum Corp. (a) (c)	14,100	38,070
Quest Software, Inc. (a)	4,708	76,599
Rackable Systems, Inc. (a) (c)	1,946	33,024
Radiant Systems, Inc. (a) (c)	1,838	23,949
Radisys Corp. (a)	1,482	24,216
RealNetworks, Inc. (a)	7,512	58,969
RF Micro Devices, Inc. (a) (c)	13,463	83,874
RightNow Technologies, Inc. (a) (c)	1,055	17,281
Safeguard Scientifics, Inc. (a) (c)	8,442	24,988
SafeNet, Inc. (a) (c)	1,829	51,761
Sapient Corp. (a) (c)	5,727	39,287
SAVVIS, Inc. (a)	2,296	109,932
Scansource, Inc. (a) (c)	1,802	48,366
Secure Computing Corp. (a) (c)	3,743	28,821
SI International, Inc. (a) (c)	859	24,662
Sigma Designs, Inc. (a) (c)	1,601	42,042
Silicon Image, Inc. (a)	5,725	46,716
Silicon Storage Technology, Inc. (a)	6,368	31,394
Sirenza Microdevices, Inc. (a) (c)	1,976	17,033
Sirf Technology Holdings, Inc. (a) (c)	3,607	100,130
Skyworks Solutions, Inc. (a) (c)	11,286	64,895
Smith Micro Software, Inc. (a) (c)	1,684	31,373
SonicWALL, Inc. (a)	4,531	37,879
Sonus Networks, Inc. (a) (c)	17,765	143,364
SPSS, Inc. (a)	1,361	49,132
SRA International, Inc. - Class A (a) (c)	2,691	65,553
Staktek Holdings, Inc. (a) (c)	838	2,723
Standard Microsystems Corp. (a) (c)	1,558	47,581
Stratasys, Inc. (a) (c)	712	30,417
Sunpower Corp. (a) (c)	667	30,348
Supertex, Inc. (a) (c)	843	27,996
Sybase, Inc. (a) (c)	6,326	159,921
Sycamore Networks, Inc. (a) (c)	12,949	48,429
SYKES Enterprises, Inc. (a)	2,059	37,556
Synaptics, Inc. (a)	1,757	44,944
Synchronoss Technologies, Inc. (a) (c)	557	9,692
Syniverse Holdings, Inc. (a) (c)	1,662	17,517
SYNNEX Corp. (a) (c)	877	18,627
Syntel, Inc. (c)	566	19,612
TALX Corp.	2,254	74,675
Techwell, Inc. (a) (c)	380	4,739
Tekelec (a) (c)	4,061	60,550
Terremark Worldwide, Inc. (a) (c)	2,750	22,165
Tessera Technologies, Inc. (a)	3,243	128,877
TIBCO Software, Inc. (a)	14,791	126,019
Transaction Systems Architects, Inc. (a) (c)	2,627	85,089
Transmeta Corp. (a) (c)	13,726	7,824
Transwitch Corp. (a) (c)	8,930	14,199
Trident Microsystems, Inc. (a)	4,012	80,481
Triquint Semiconductor, Inc. (a) (c)	9,835	49,175
Trizetto Group (a)	3,017	60,370
TTM Technologies, Inc. (a)	2,936	28,009
TurboChef Technologies, Inc. (a) (c)	908	13,820
Tyler Technologies, Inc. (a)	2,752	34,950
Ultimate Software Group, Inc. (a) (c)	1,679	43,973
Universal Display Corp. (a) (c)	1,665	25,125
UTStarcom, Inc. (a) (c)	8,497	70,440
VA Software Corp. (a) (c)	4,615	18,598
Varian, Inc. (a) (c)	2,171	126,482
VASCO Data Security International, Inc. (a) (c)	1,749	31,255
Viasat, Inc. (a) (c)	1,557	51,334
Vignette Corp. (a)	2,092	38,848
Virage Logic Corp. (a) (c)	1,041	7,568
Volterra Semiconductor Corp. (a) (c)	1,255	16,390
Vonage Holdings Corp. (a) (c)	2,203	7,600
WebEx Communications, Inc. (a)	2,939	167,112
webMethods, Inc. (a)	3,823	27,487
Websense, Inc. (a)	3,217	73,959
Wind River Systems, Inc. (a)	5,302	52,702
Witness Systems, Inc. (a)	2,353	63,413
Zhone Technologies, Inc. (a) (c)	7,792	9,662
Zoran Corp. (a)	3,443	58,600
		12,882,384

Utilities - 4.0%
Alaska Communications Systems Group, Inc. (c)	2,946	43,454
Allete, Inc. (c)	1,765	82,284
American States Water Co. (c)	1,182	43,580
Aquila, Inc. (a)	26,329	110,055
Atlantic Tele-Network, Inc. (c)	448	11,706
Avista Corp.	3,653	88,512
Black Hills Corp. (c)	2,336	85,895
California Water Service Group (c)	1,344	51,502
Cascade Natural Gas Corp. (c)	807	21,264
Centennial Communications Corp. (a)	1,605	13,209
CH Energy Group, Inc. (c)	1,108	53,949
Cincinnati Bell, Inc. (a) (c)	17,385	81,710
Cleco Corp. (c)	3,974	102,648
CT Communications, Inc. (c)	1,351	32,559
Dobson Communications Corp. (a) (c)	10,446	89,731
Duquesne Light Holdings, Inc. (c)	6,228	123,252
El Paso Electric Co. (a)	3,405	89,722
The Empire District Electric Co. (c)	2,106	52,229
EnergySouth, Inc. (c)	484	20,294
Eschelon Telecom, Inc. (a)	608	17,571
Fairpoint Communications, Inc. (c)	1,934	37,152
FiberTower Corp. (a) (c)	8,313	43,144
General Communication (a) (c)	3,756	52,584
Globalstar, Inc. (a) (c)	1,335	14,151
Golden Telecom, Inc. (c)	1,534	84,953
Houston Wire & Cable Co. (a) (c)	578	16,196
Idacorp, Inc.	3,006	101,723
IDT Corp. (a) (c)	3,504	39,770
Iowa Telecommunications Services, Inc. (c)	2,209	44,180
iPCS, Inc. (a) (c)	1,173	57,465
ITC Holdings Corp. (c)	1,269	54,935
The Laclede Group, Inc. (c)	1,500	46,620
Mediacom Communications Corp. (a) (c)	3,848	31,323
MGE Energy, Inc. (c)	1,438	50,991
New Jersey Resources Corp. (c)	1,969	98,548
Nicor, Inc. (c)	3,118	150,974
North Pittsburgh Systems, Inc. (c)	1,057	23,011
Northwest Natural Gas Co. (c)	1,940	88,600
Northwestern Corp.	2,495	88,398
Ntelos Holdings Corp. (a)	1,011	19,431
Ormat Technologies, Inc. (c)	610	25,596
Otter Tail Corp. (c)	2,073	70,980
Paetec Holding Corp. (a) (c)	4,100	42,968
Piedmont Natural Gas Co. (c)	5,367	141,581
PNM Resources, Inc.	5,333	172,256
Portland General Electric Co. (c)	1,889	55,159
Premiere Global Services, Inc. (a) (c)	5,082	57,020
RCN Corp. (a)	2,047	52,301
Shenandoah Telecom Co. (c)	520	24,487
SJW Corp. (c)	1,057	42,787
South Jersey Industries, Inc. (c)	2,050	78,003
Southwest Gas Corp.	2,815	109,419
Southwest Water Co. (c)	1,595	23,000
SureWest Communications (c)	1,029	25,591
Time Warner Telecom, Inc. (a) (c)	9,976	207,202
UIL Holdings Corp.	1,725	59,858
Unisource Energy Corp.	2,465	92,561
USA Mobility, Inc.	1,923	38,325
Westar Energy, Inc.	6,123	168,505
WGL Holdings, Inc. (c)	3,427	109,595
		3,956,469

TOTAL COMMON STOCKS (Cost $77,502,488)		94,234,455

UNIT INVESTMENT TRUSTS - 1.0%
iShares Russell 2000 Index Fund (c)	12,700		1,009,777
TOTAL UNIT INVESTMENT TRUSTS (Cost $999,236)			1,009,777
SHORT TERM INVESTMENTS (e) - 2.7%
Money Market Funds - 2.3%
Northern Institutional Diversified Assets Portfolio	2,222,279		2,222,279
	Principal
	Amount		Value
U.S. Treasury Bills - 0.4%
4.933%, 06/14/2007	$400,000		$396,034
TOTAL SHORT TERM INVESTMENTS (Cost $2,618,229)			2,618,313
Total Investments (Cost $81,119,953) (b) - 100.1%			97,862,545
Northern Institutional Liquid Assets Portfolio (d) - 50.7%			49,652,016
Liabilities in Excess of Other Assets - (50.8)%			(49,708,495)
TOTAL NET ASSETS - 100.0%			$97,806,066

(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $81,309,476 and gross unrealized appreciation and depreciation of securities as of March 31, 2007 was $23,473,974 and $(6,920,905) respectively, with a net appreciation / (depreciation) of $16,553,069.
(c)	All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $48,966,327, $49,652,016, and $589,966, respectively.
(e)	Securities and other assets with an aggregate value of $2,585,600 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of March 31, 2007:

			Unrealized
			Appreciation/
Type		Contracts	(Depreciation)
Russell 2000 Index Mini (06/07)		32	$80,908

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2007 (Unaudited)
Summit EAFE International Index Portfolio

	Shares	Value
COMMON STOCKS - 94.8%
Australia - 5.5%
A.B.C. Learning Centres Ltd.	2,768	$16,304
AGL Energy Ltd.	2,263	29,534
Alinta Ltd.	2,677	31,450
Alumina Ltd.	5,840	34,541
Amcor Ltd.	4,893	29,890
AMP Ltd.	8,385	70,489
Aristocrat Leisure Ltd.	1,791	23,765
Australia & New Zealand Banking Group Ltd.	7,709	185,250
Australian Stock Exchange Ltd.	999	35,565
AXA Asia Pacifica Holdings Ltd.	4,356	25,446
Babcock & Brown Ltd.	1,243	27,627
BHP Billiton Ltd.	15,953	385,808
Billabong International Ltd.	1,349	18,228
BlueScope Steel Ltd.	3,594	30,533
Boral Ltd.	3,644	24,294
Brambles Ltd. (a)	7,349	80,926
Caltex Australia Ltd.	674	13,012
Centro Properties Group	4,275	30,127
CFS Retail Property Trust	17,242	30,970
Coca-Cola Amatil Ltd.	3,772	26,857
Cochlear Ltd	269	14,086
Coles Myer Ltd.	5,392	70,893
Commonwealth Bank of Australia	5,500	223,660
Computershare Ltd.	2,480	21,771
CSL Ltd.	808	53,850
CSR Ltd.	6,466	17,840
Downer EDI Ltd.	2,049	11,306
Foster's Group Ltd.	9,728	53,916
Goodman Fielder Ltd.	6,705	13,237
GPT Group	10,199	40,765
Insurance Australia Group Ltd.	7,377	34,977
John Fairfax Holdings Ltd.	5,972	24,063
Lend Lease Corp. Ltd.	2,018	32,639
Macquarie Airports Management Ltd.	4,034	13,023
Macquarie Bank Ltd.	1,178	78,871
Macquarie Goodman Group	6,447	36,462
Macquarie Infrastructure Group	12,379	38,461
Mirvac Group	5,496	23,301
Multiplex Group	3,714	13,432
National Australia Bank Ltd.	6,867	224,466
Newcrest Mining Ltd.	1,693	32,588
Orica Ltd.	1,490	30,561
Origin Energy Ltd.	4,708	34,321
Paladin Resources Ltd. (a)	2,057	16,194
Qantas Airways Ltd.	5,691	24,174
QBE Insurance Group Ltd.	3,304	84,315
Rinker Group Ltd.	4,423	64,595
Rio Tinto Ltd.	1,339	85,382
Santos Ltd.	3,725	30,591

Sonic Healthcare Ltd.	1,638	19,548
Stockland	7,306	48,177
Suncorp-Metway Ltd.	2,908	48,940
Symbion Health Ltd.	4,115	12,086
TABCORP Holdings Ltd.	3,050	40,693
Tattersall's Ltd	5,614	23,393
Telstra Corp.	16,172	60,975
Toll Holdings Ltd.	2,269	37,635
Transurban Group	4,708	29,560
Wesfarmers Ltd.	1,837	56,108
Westfield Group	6,807	113,290
Westpac Banking Corp.	7,888	168,171
Woodside Petroleum Ltd.	2,326	74,319
Woolworths Ltd.	5,168	113,693
WorleyParsons Ltd.	750	16,864
Zinifex Ltd.	1,979	25,267
		3,483,075

Austria - 0.5%
Boehler-Uddeholm AG	331	31,836
Erste Bank der Oesterreichischen Sparkassen AG	823	64,095
Immoeast Immobilie Anlagen AG (a)	2,856	42,730
Oesterreischeische Elektrizitaetswirtschafts AG	429	19,232
OMV AG	815	51,333
Raiffeisen International Bank-Holding AG	161	22,664
Telekom Austria AG	1,694	42,339
Voestalpine AG	427	30,973
Wienerberger AG	396	24,731
		329,933

Belgium - 1.1%
AGFA-Gevaert NV	684	15,433
Belgacom SA	772	34,290
Delhaize Group	346	31,804
Dexia	2,722	81,232
Fortis	5,164	235,853
Groupe Bruxelles Lambert SA	390	45,633
Inbev	794	57,329
KBC Groep NV	839	104,355
Mobistar SA	199	16,827
Solvay SA	301	46,256
UCB SA	559	32,535
Umicore	136	24,181
		725,728

Denmark - 0.8%
AP Moller - Maersk A/S	5	52,172
Carlsberg A/G	174	18,936
Danisco A/S	316	24,899
Danske Bank A/S	2,228	103,656
DSV A/S	125	21,917
FLSmidth & Co A/S	186	12,605
GN Store Nord A/S	1,186	16,798
Jyske Bank A/S (a)	404	32,521
Novo-Nordisk A/S - Class B	1,126	102,754
Novozymes A/S	266	23,797
Topdanmark A/S (a)	101	19,556
Vestas Wind Systems A/S (a)	814	45,605
William Demant Holding A/S (a)	207	18,370
		493,586

Finland - 1.5%
Amer Sports Oyj	797	17,471
Cargotec Corp. - B Shares	322	19,447
Elisa Corporation	853	24,715
Fortum Oyj	1,915	55,844
Kesko Oyj - B Shares	447	23,843
Kone Oyj	435	24,853
Metso Oyj	579	30,590
Neste Oil Oyj	717	24,711
Nokia Oyj	17,503	402,860
Nokian Renkaat Oyj	547	14,980
Orion Oyj - B Shares (a)	543	13,086
Outokumpu Oyj	474	16,292
Rautaruukki Oyj	442	20,601
Sampo Oyj	1,887	57,271
Stora Enso Oyj	2,847	49,441
Tietoenator Oyj	576	16,774
UPM-Kymmene Oyj	2,486	63,330
Wartsila Oyj - B Shares	328	20,282
YIT Oyj	633	21,816
		918,207

France - 9.0%
Accor SA	970	92,699
Air France-KLM	552	25,182
Air Liquide SA	501	122,140
Alcatel SA	9,993	117,606
Alstom (a)	490	63,591
Atos Origin SA (a)	296	19,822
Axa	7,168	303,921
BNP Paribas SA	3,681	384,479
Bouygues SA	902	69,705
Business Objects SA (a)	454	16,526
Cap Gemini SA	568	43,242
Carrefour SA	2,609	190,816
Casino Guichard Perrachon SA	247	24,938
CNP Assurances	208	24,223
Compagnie de Saint-Gobain	1,412	138,014
Compagnie Generale des Etablissements Michelin - B Shares	618	68,248
Credit Agricole SA	2,622	102,240
Dassault Systemes SA	320	17,206
Essilor International SA	524	60,198
France Telecom SA	7,386	195,062
Gaz de France	889	41,256
Groupe Danone	1,051	171,706
Hermes International	292	40,403
Klepierre	130	25,153
Lafarge SA	662	104,077
Lagardere S.C.A.	583	44,890
L'Oreal SA	1,280	139,749
LVMH Moet Hennessy Louis Vuitton SA	1,088	120,705
M6 Metropole Television	483	17,692
Neopost SA	181	25,871
Pernod-Ricard SA	433	87,816
Peugeot SA	725	51,097

PPR SA	305	48,774
Publicis Groupe	716	34,586
Renault SA	864	101,048
Safran SA (a)	1,081	26,383
Sanofi-Aventis	4,543	395,075
Schneider Electric SA	1,032	131,008
SCOR SA	3,865	10,739
Societe Generale	1,602	276,855
Societe Television Francaise 1	610	20,421
Sodexho Alliance SA	472	34,559
Suez SA	4,553	240,121
Technip SA	492	36,095
Thales SA	469	27,228
Thomson	1,188	22,868
Total SA	9,734	682,013
Unibail	239	72,435
Valeo SA	408	23,932
Vallourec SA	182	46,578
Veolia Environnement	1,253	93,164
Vinci SA	959	148,630
Vivendi Universal SA	5,298	215,292
Zodiac SA	270	19,433
		5,657,510

Germany - 7.1%
Adidas AG	1,016	55,442
Allianz AG	1,917	394,365
Altana AG	372	24,176
BASF AG	2,166	243,338
Bayer AG	3,184	203,267
Beiersdorf AG	263	17,974
Bilfinger Berger AG	167	15,237
Celesio AG	533	33,464
Commerzbank AG	2,801	124,037
Continental AG	630	81,415
DaimlerChrysler AG	4,065	335,207
Deutsche Bank AG	2,312	311,195
Deutsche Boerse AG	481	110,491
Deutsche Lufthansa AG	1,255	34,100
Deutsche Post AG	3,616	109,361
Deutsche Postbank AG	409	35,513
Deutsche Telekom AG	12,445	205,646
E.ON AG	2,760	373,191
Fresenius Medical Care AG	279	40,513
Heidelberger Druckmaschien AG	378	17,300
Hochtief AG	243	24,670
Hypo Real Estate Holding AG	651	41,551
Infineon Technologies AG (a)	3,302	51,432
IVG Immobilien AG	400	19,097
Karstadt Quelle AG (a)	392	14,421
Linde AG	503	54,191
MAN AG	603	70,080
Merck KGaA	262	33,785
Metro AG	698	49,474
Muenchener Rueckversicherungs AG	916	154,484
Puma AG Rudolf Dassler Sport	60	21,936
Rheinmetall AG	238	21,985
RWE AG	2,088	220,908

Salzgitter AG	180	26,233
SAP AG	3,940	175,844
Siemens AG	3,803	406,468
Solarworld AG	189	14,631
ThyssenKrupp AG	1,596	78,970
TUI AG	1,080	26,676
Volkswagen AG	1,075	161,697
		4,433,765

Greece - 0.6%
Alpha Bank AE	1,803	57,082
Coca-Cola Hellenic Bottling Co. SA	607	25,542
EFG Eurobank Ergasias SA	1,282	52,404
Hellenic Telecommunications Organization SA (a)	1,499	41,010
National Bank of Greece SA	1,972	104,581
OPAP SA	1,084	41,588
Piraeus Bank SA	1,112	38,622
		360,829

Hong Kong - 1.6%
Bank of East Asia Ltd.	7,625	44,353
BOC Hong Kong Holdings Ltd.	16,808	40,743
Cheung Kong Holdings Ltd.	8,018	101,488
CLP Holdings Ltd.	8,192	59,814
Esprit Holdings Ltd.	4,889	57,346
Foxconn International Holdings Ltd (a)	9,501	29,001
Hang Lung Properties Ltd.	12,479	34,897
Hang Seng Bank Ltd.	3,390	48,159
Henderson Land Development Co. Ltd.	6,178	36,095
Hong Kong & China Gas Co. Ltd.	18,020	40,267
Hong Kong Exchanges and Clearing Ltd.	5,060	49,314
HongKong Electric Holdings Ltd.	8,515	43,700
Hopewell Holdings Ltd.	4,685	18,228
Hutchison Telecomunications International Ltd. (a)	7,804	15,821
Hutchison Whampoa Ltd.	10,029	96,459
Kingboard Chemical Holdings Ltd.	2,780	11,688
Li & Fung Ltd.	11,677	36,689
Link REIT	11,167	26,869
Melco International Development Ltd.	3,971	7,146
New World Development Co. Ltd.	12,214	27,700
PCCW Ltd.	27,673	16,610
Shangri-La Asia Ltd.	6,998	17,321
Sun Hung Kai Properties Ltd.	6,624	76,638
Swire Pacific Ltd. - Class A	4,941	55,459
Wharf Holdings Ltd.	8,647	32,094
		1,023,899

Ireland (Republic of) - 0.9%
Allied Irish Banks Plc	3,981	118,059
Bank of Ireland	4,400	94,925
C&C Group Plc	1,414	21,477
CRH Plc	2,340	100,028
DCC Plc	531	18,698
Depfa Bank Plc	1,633	29,231
Elan Corp. Plc (a)	2,062	26,443
Experian Group Ltd. (a)	4,479	51,606
Grafton Group Plc (a)	1,519	22,828
Kerry Group Plc	916	25,452

Kingspan Group	689	18,270
Ryanair Holdings Plc (a)	1,796	13,987
		541,004

Italy - 3.7%
Alleanza Assicurazioni SpA	2,626	33,518
Assicurazioni Generali SpA	4,262	181,277
Autostrade SpA	1,581	50,687
Banca Intesa SpA	37,920	287,975
Banca Monte dei Paschi di Siena SpA	5,213	32,660
Banca Popolare di Milano Scrl	2,368	36,663
Banche Popolari Unite Scrl	2,124	62,847
Banco Popolare di Verona e Novara Scrl	2,042	63,421
Capitalia SpA	7,957	71,907
Enel SpA	19,213	205,581
ENI SpA	11,660	379,430
Fiat SpA	2,764	69,673
Finmeccanica SpA	1,698	51,059
Fondiaria - Sai SpA	365	16,758
Lottomatica SpA	555	22,108
Luxottica Group SpA	731	23,309
Mediaset SpA	3,816	41,520
Mediobanca SpA	2,594	57,765
Pirelli & Co.	17,470	19,300
Seat-Pagine Gialle SpA	27,951	17,232
Snam Rete Gas SpA	6,991	44,383
Telecom Italia SpA - RNC	26,410	65,303
Telecom Italia SpA	46,535	132,719
Unicredito Italiano SpA	34,965	332,793
		2,299,888

Japan - 21.5%
The 77 Bank, Ltd.	2,527	16,491
Acom Co. Ltd.	475	20,195
Advantest Corp.	742	32,932
Aeon Co. Ltd.	3,078	61,382
Aeon Credit Service Co. Ltd.	599	10,095
Aiful Corp.	555	17,191
Aisin Seiki Co. Ltd.	1,078	37,781
Ajinomoto Co. Inc.	3,147	36,213
Alps Electric Co. Ltd.	1,123	13,151
Amada Co. Ltd.	1,694	19,364
Aoyama Trading Co.	542	17,202
Asahi Breweries Ltd.	1,933	31,003
Asahi Glass Co. Ltd.	4,504	63,409
Asahi Kasei Corp.	6,082	44,283
Asics Corp.	907	10,152
Astellas Pharma, Inc.	2,441	105,230
The Bank of Fukuoka Ltd.	2,993	24,154
The Bank of Kyoto Ltd.	1,817	20,862
The Bank of Yokohama Ltd.	6,067	45,255
Benesse Corp.	434	16,131
Bridgestone Corp.	2,905	58,056
Canon, Inc.	4,699	252,416
Casio Computer Co. Ltd.	1,224	26,798
Central Japan Railway Co.	7	79,599
The Chiba Bank Ltd.	4,086	36,061
Chiyoda Corp.	858	18,822

Chubu Electric Power Co., Inc.	3,072	105,580
Chugai Pharmaceutical Co. Ltd.	1,386	35,050
Citizen Watch Co. Ltd.	2,220	20,836
Credit Saison Co. Ltd.	815	26,835
CSK Holdings Corp.	410	17,188
Dai Nippon Printing Co. Ltd.	3,500	55,066
Daido Steel Co.	1,733	11,250
Daiichi Sankyo Co. Ltd.	3,359	102,902
Daikin Industries Ltd.	1,208	42,030
Daimaru, Inc.	1,340	17,364
Dainippon Ink and Chemicals, Inc.	4,220	16,760
Dainippon Screen Manufacturing Co. Ltd.	1,302	9,845
Daito Trust Construction Co. Ltd.	355	16,720
Daiwa House Industry Co. Ltd.	2,626	43,076
Daiwa Securities Group, Inc.	6,181	74,640
Denso Corp.	2,349	87,310
Dentsu, Inc.	8	22,403
East Japan Railway Co.	16	124,644
Eisai Co. Ltd.	1,189	57,008
Electric Power Development Co. Ltd.	898	45,190
Elpida Memory, Inc. (a)	460	17,839
Fanuc Ltd.	790	73,543
Fast Retailing Co. Ltd.	250	19,412
Fuji Electric Holdings Co. Ltd.	3,146	14,603
FUJIFILM Holdings Corp.	2,190	89,577
Fujikura Ltd.	1,959	13,815
Fujitsu Ltd.	8,377	55,804
The Furukawa Electric Co.	3,409	20,829
The Gunma Bank Ltd.	2,835	20,088
Hankyu Hanshin Holdings, Inc.	5,686	34,404
Haseko Corp. (a)	3,137	11,447
Hirose Electric Co. Ltd.	200	24,050
Hitachi Chemical Co. Ltd.	617	14,503
Hitachi Construction Machinery Co. Ltd.	460	12,452
Hitachi Ltd.	15,120	117,275
Hokkaido Electric Power Co., Inc.	1,345	35,725
Hokuhoku Financial Group, Inc.	6,200	21,361
Honda Motor Co. Ltd.	7,016	244,703
Hoya Corp.	1,943	64,470
Ibiden Co. Ltd.	686	35,569
Inpex Holdings, Inc.	4	34,623
Isetan Co. Ltd.	1,234	21,520
Ishikawajima-Harima Heavy Industries Co. Ltd.	5,126	21,315
Itochu Techno-Solutions Corp.	199	9,541
Itochu Corp.	6,721	66,617
Japan Real Estate Investment Corp.	3	39,715
Japan Retail Fund Investment Corp.	3	29,532
Japan Steel Works Ltd.	1,483	17,833
Japan Tobacco, Inc.	19	93,355
JFE Holdings, Inc.	2,470	146,096
JGC Corp.	1,010	16,576
The Joyo Bank Ltd.	4,007	25,027
JS Group Corp.	1,434	31,092
JSR Corp.	862	19,897
JTEKT Corp.	1,113	19,504
Kajima Corp.	5,240	26,769
Kamigumi Co. Ltd	2,727	23,466
Kaneka Corp.	1,861	17,751

The Kansai Electric Power Co. Inc.	3,505	100,831
Kao Corp.	2,297	67,249
Kawasaki Heavy Industries Ltd.	6,143	26,013
Kawasaki Kisen Kaisha Ltd.	3,079	29,212
KDDI Corp.	11	87,839
Keio Corp.	4,344	30,191
Keyence Corp.	189	42,647
Kintetsu Corp.	9,383	29,541
Kirin Brewery Co. Ltd.	3,510	50,696
Kobe Steel Ltd.	13,497	54,405
Komatsu Ltd.	3,975	83,656
Konami Corp.	404	10,799
Konica Minolta Holdings, Inc.	2,270	29,820
Kubota Corp.	5,076	44,497
Kuraray Co. Ltd.	1,980	21,390
Kurita Water Industries Ltd.	772	18,671
Kyocera Corp.	746	70,333
Kyushu Electric Power Co., Inc.	1,984	56,402
Lawson, Inc.	490	18,837
LEOPALACE21 Corp.	691	22,869
Makita Corp.	593	21,991
Marubeni Corp.	7,769	47,205
Marui Co. Ltd.	2,257	27,676
Matsushita Electric Industrial Co. Ltd.	8,889	179,153
Mediceo Paltac Holdings Co. Ltd.	911	17,356
Millea Holdings, Inc.	3,293	121,839
Minebea Co.	1,644	10,184
Mitsubishi Chemical Holdings	5,439	46,294
Mitsubishi Electric Corp.	8,741	90,051
Mitsubishi Estate Co. Ltd.	5,274	173,204
Mitsubishi Gas Chemical Co. Ltd.	1,741	16,695
Mitsubishi Heavy Industries Ltd.	14,524	93,918
Mitsubishi Materials Corp.	5,939	28,173
Mitsubishi Rayon Co. Ltd.	3,303	22,003
Mitsubishi UFJ Financial Group, Inc.	39	440,173
Mitsubishi UFJ Securities Co. Ltd.	1,539	17,579
Mitsubishi Corp.	5,925	137,516
Mitsui & Co. Ltd.	7,175	133,953
Mitsui Chemicals, Inc.	3,006	26,274
Mitsui Engineering & Shipbuilding Co.	3,316	14,042
Mitsui Fudosan Co. Ltd.	3,811	111,898
Mitsui Mining & Smelting Co. Ltd.	3,605	19,793
Mitsui OSK Lines Ltd.	4,768	52,924
Mitsui Sumitomo Insurance Co. Ltd.	5,509	69,143
Mitsui Trust Holdings, Inc.	3,129	30,855
Mitsukoshi Ltd.	2,328	10,688
Mizuho Financial Group, Inc.	43	276,960
Murata Manufacturing Co. Ltd.	926	67,580
Namco Bandai Holdings, Inc.	1,149	17,931
NEC Corp.	9,544	51,186
NGK Insulators Ltd.	1,456	30,024
NGK Spark Plug Co. Ltd.	909	17,009
Nidec Corp.	506	32,634
Nikko Cordial Corp.	4,063	58,028
Nikon Corp.	1,350	28,469
Nintendo Co. Ltd.	448	130,210
Nippon Building Fund, Inc.	3	49,644
Nippon Electric Glass Co. Ltd.	1,617	28,336

Nippon Express Co. Ltd.	4,249	26,646
Nippon Meat Packers, Inc.	1,065	13,023
Nippon Mining Holdings, Inc.	3,963	34,202
Nippon Oil Corp.	6,510	52,814
Nippon Paper Group, Inc.	5	17,778
Nippon Sheet Glass Co. Ltd.	2,316	12,146
Nippon Steel Corp.	27,391	192,462
Nippon Telegraph & Telephone Corp.	22	116,310
Nippon Yusen Kabushiki Kaisha	5,496	44,074
The Nishi-Nippon City Bank Ltd.	3,907	17,340
Nissan Chemical Industries, Ltd.	904	11,676
Nissan Motor Co. Ltd.	10,094	108,187
Nisshin Steel Co.	4,889	21,076
Nissin Food Products Co. Ltd.	649	23,792
Nitto Denko Corp.	836	39,232
NOK Corp.	632	10,753
Nomura Holdings, Inc.	7,916	164,917
Nomura Research Institute Ltd.	595	17,521
NSK Ltd.	2,481	23,665
NTN Corp.	1,975	17,095
NTT Data Corp.	6	30,499
NTT DoCoMo, Inc.	81	149,847
Obayashi Corp.	3,727	24,037
Odakyu Electric Railway Co. Ltd.	4,384	32,032
OJI Paper Co. Ltd.	4,324	22,934
Olympus Corp.	1,092	37,345
Omron Corp.	1,215	32,685
Onward Kashiyama Co. Ltd.	1,255	17,455
ORIX Corp.	435	113,327
Osaka Gas Co. Ltd.	10,726	41,597
Pioneer Corp.	1,205	15,748
Promise Co. Ltd.	523	19,706
Rakuten, Inc.	35	16,662
Resona Holdings, Inc.	20	53,802
Ricoh Co. Ltd.	3,230	72,774
Rohm Co. Ltd.	534	48,442
Ryohin Keikaku Co. Ltd.	149	9,420
Sankyo Co. Ltd.	321	14,110
Sanyo Electric Co. Ltd. (a)	8,198	13,983
Sapporo Hokuyo Hld	2	20,027
SBI Holdings, Inc.	50	18,966
Secom Co. Ltd.	975	45,258
Sega Sammy Holdings, Inc.	876	20,443
Seiko Epson Corp.	661	19,464
Sekisui Chemical Co. Ltd.	2,137	17,029
Sekisui House Ltd.	2,431	37,835
Seven & I Holdings Co. Ltd. (a)	3,865	117,747
Sharp Corp.	4,585	88,323
Shimamura Co. Ltd.	149	16,387
Shimizu Corp.	3,438	21,094
Shin-Etsu Chemical Co. Ltd.	1,704	103,969
Shinko Electric Industries Co. Ltd.	437	9,864
Shinko Securities Co. Ltd.	2,930	14,844
Shinsei Bank Ltd.	7,803	37,413
Shionogi & Co. Ltd.	1,418	25,511
Shiseido Co. Ltd.	1,603	32,580
The Shizuoka Bank Ltd.	2,810	29,927
Showa Denko KK	5,784	21,744

Showa Shell Sekiyu KK	1,513	18,527
SMC Corp.	246	33,005
Softbank Corp.	3,226	82,950
Sojitz Corp. (a)	3,592	14,967
Sompo Japan Insurance, Inc.	4,141	51,622
Sony Corp.	4,381	222,693
Stanley Electric Co. Ltd.	837	17,011
Sumco Corp.	434	18,046
Sumitomo Chemical Co. Ltd.	7,396	55,859
Sumitomo Electric Industries Ltd.	3,322	50,518
Sumitomo Heavy Industries Ltd.	2,700	26,899
Sumitomo Metal Industries Ltd.	18,170	93,903
Sumitomo Metal Mining Co. Ltd.	2,610	50,388
Sumitomo Mitsui Financial Group, Inc.	28	254,243
Sumitomo Realty & Development Co. Ltd.	1,767	67,027
Sumitomo Rubber Industries, Inc.	851	9,323
Sumitomo Titanium Corp.	101	11,219
The Sumitomo Trust & Banking Co. Ltd.	6,004	62,618
Sumitomo Corp.	4,974	89,485
Suruga Bank Ltd.	1,316	17,154
Suzuken Co. Ltd.	462	16,388
T&D Holdings, Inc.	1,109	76,512
Taiheiyo Cement Corp.	4,301	19,016
Taisei Corp.	5,861	21,735
Taisho Pharmaceutical Co. Ltd.	1,246	22,839
Takashimaya Co. Ltd.	1,556	19,159
Takeda Pharmaceutical Co. Ltd.	3,965	260,094
Takefuji Corp.	598	24,003
Tanabe Seiyaku Co. Ltd.	1,345	18,296
TDK Corp.	579	50,215
Teijin Ltd.	4,478	25,270
Terumo Corp.	866	33,732
THK Co. Ltd.	684	16,107
Tobu Railway Co. Ltd.	5,750	27,618
Toho Co. Ltd.	928	18,113
Toho Titanium Co. Ltd.	110	5,386
Tohoku Electric Power Co., Inc.	2,077	52,701
Tokuyama Corp.	1,188	20,768
The Tokyo Electric Power Co., Inc.	5,388	184,264
Tokyo Electron Ltd.	742	51,885
Tokyo Gas Co. Ltd.	9,939	55,413
Tokyo Steel Manufacturing Co. Ltd.	764	11,255
Tokyo Tatemono Co. Ltd.	1,542	23,266
Tokyu Land Corp.	1,728	19,694
Tokyu Corp.	5,324	41,475
TonenGeneral Sekiyu KK	2,176	24,301
Toppan Printing Co. Ltd.	3,215	33,558
Toray Industries, Inc.	6,208	44,885
Toshiba Corp.	12,981	86,694
Tosoh Corp.	2,550	13,135
Toto Ltd.	1,729	17,328
Toyo Seikan Kaisha Ltd.	1,030	20,759
Toyota Industries Corp.	896	42,428
Toyota Motor Corp.	12,630	809,203
Toyota Tsusho Corp.	1,078	27,535
Trend Micro, Inc.	576	15,739
Ube Industries Ltd.	5,614	17,818
Uni-Charm Corp.	304	19,245

UNY Co. Ltd.	1,363	18,703
Ushio, Inc.	860	16,603
West Japan Railway Co.	9	41,548
Yahoo Japan Corp.	73	25,182
Yakult Honsha Co.	611	15,607
Yamada Denki Co. Ltd.	432	40,253
Yamaha Motor Co.	957	26,800
Yamaha Corp.	816	18,212
Yamato Holdings Co. Ltd.	1,845	29,748
Yaskawa Electric Corp.	1,042	12,309
Yokogawa Electric Corp.	1,064	16,307
		13,518,212

Netherlands - 4.7%
ABN AMRO Holding NV	7,689	330,942
Aegon NV	6,386	127,278
Akzo Nobel NV	1,223	92,878
ASML Holding NV (a)	2,268	56,019
Buhrmann NV	798	10,745
Corio NV	297	26,983
European Aeronautic Defense and Space Co.	1,433	44,449
Fugro NV	366	18,579
Hagemeyer NV (a)	2,280	10,843
Heineken NV	1,062	55,555
ING Groep NV	8,057	340,646
James Hardie Industries NV	2,571	17,390
Koninklijke Ahold NV (a)	7,100	82,989
Koninklijke DSM NV	696	31,184
Koninklijke Philips Electronics NV	5,261	200,927
Mittal Steel Company NV	3,133	166,445
Qiagen NV (a)	761	12,921
Randstad Holding NV	254	19,700
Reed Elsevier NV	3,657	64,680
Rodamco Europe NV	275	38,223
Royal Dutch Shell Plc - Class A	17,038	566,961
Royal KPN NV	8,497	132,349
Royal Numico NV (a)	773	39,869
SBM Offshore NV	679	24,481
STMicroelectronics NV	3,028	58,288
TNT NV	2,025	92,866
Unilever NV	7,430	216,372
Vedior NV	862	19,138
Wereldhave NV	220	33,870
Wolters Kluwer NV	1,415	42,454
		2,976,024

New Zealand - 0.1%
Fletcher Building Ltd.	3,158	24,815
Telecom Corporation of New Zealand Ltd.	12,133	40,996
		65,811

Norway - 0.9%
Acergy SA (a)	907	19,361
Aker Kvearner ASA	690	15,552
DNB NOR ASA	3,344	47,203
Frontline Ltd.	352	12,509
Norsk Hydro ASA	3,297	109,298
Norske Skogindustrier ASA	1,026	17,555

Orkla ASA	908	64,011
Pan Fish ASA (a)	13,520	15,882
Petroleum Geo - Services (a)	747	19,510
Prosafe ASA	1,200	18,360
SeaDrill Ltd. (a)	981	16,139
Statoil ASA	2,956	80,486
Storebrand ASA	1,327	21,264
Tandberg Asa	812	16,966
Telenor ASA	3,291	58,475
TGS Nopec Geophysical Co. ASA (a)	573	13,245
Yara International ASA	1,073	29,613
		575,429

Portugal - 0.3%
Banco Comercial Portugues SA	11,646	42,160
Electricidade de Portugal SA	9,193	49,367
Portugal Telecom SGPS SA	4,393	58,860
Sonae SGPS, SA	5,707	12,884
		163,271

Singapore - 0.9%
CapitaLand Ltd.	7,372	38,873
City Developments Ltd.	2,949	28,379
DBS Group Holdings Ltd.	5,255	74,124
Keppel Corp. Ltd.	3,008	37,671
Oversea-Chinese Banking Corp. Ltd.	14,036	83,264
SembCorp Industries Ltd.	6,853	23,037
Singapore Airlines Ltd.	3,209	35,111
Singapore Exchange Ltd.	6,748	29,133
Singapore Press Holdings Ltd.	14,690	42,604
Singapore Telecommunications Ltd.	28,297	61,177
United Overseas Bank Ltd.	6,164	85,320
Venture Corp. Ltd.	1,880	18,092
		556,785

Spain - 3.9%
Abertis Infraestructuras SA	1,323	42,504
Acciona SA	154	33,357
Acerinox SA	979	24,913
ACS, Actividades de Construccion y Servicios, SA	1,102	66,907
Altadis SA	1,297	83,286
Antena 3 de Television SA	453	10,130
Banco Bilbao Vizcaya Argentaria SA	15,674	384,841
Banco Popular Espanol SA	4,086	84,276
Banco Santander Central Hispano SA	26,264	468,731
Cintra Concesiones de Infraestructuras de Transporte SA	1,333	24,965
Corporacion Mapfre SA	3,836	19,677
Ebro Puleva SA	907	21,409
Endesa SA	3,364	181,908
Fadesa Inmobiliaria SA	244	11,115
Fomento de Construcciones y Contratas SA	210	21,587
Gamesa Corporacion Tecnologica SA	842	30,482
Gas Natural SDG SA	958	44,983
Grupo Ferrovial SA	291	29,446
Iberdrola SA	3,483	164,661
Iberia Lineas Aereas de Espana SA	3,100	16,523
Inditex SA	933	57,992
Indra Sistemas SA	928	23,392

Repsol YPF SA	4,014	135,339
Sacyr Vallehermoso SA	435	24,371
Telefonica SA	19,575	431,461
Union Fenosa SA	547	29,499
		2,467,755

Sweden - 2.5%
Alfa Laval AB	538	27,891
Assa Abloy AB	1,615	37,121
Atlas Copco AB - A Shares	2,520	83,726
Boliden AB	1,367	30,148
Electrolux AB	1,397	35,411
Elekta AB - Class B (a)	513	9,238
Eniro AB	1,317	16,644
Getinge AB	1,062	24,182
Hennes & Mauritz AB	2,033	117,040
Husqvarna AB - B Shares (a)	1,587	26,193
Kungsleden Ab	1,083	19,464
Lundin Petroleum AB (a)	1,071	12,692
Modern Times Group MTG AB - Class B	262	15,327
Nordea Bank AB	8,985	143,471
Oriflame Cosmetics SA	278	10,709
Sandvik AB	4,537	80,568
Scania AB	495	38,847
Securitas AB - Class B	1,973	30,092
Skandinaviska Enskilda Banken AB	2,165	69,296
Skanska AB	1,785	39,750
SKF AB - B Shares	1,953	40,625
SSAB Svenskt Stal AB - Class A	1,026	31,664
Svenska Cellulosa AB - B Shares	905	48,472
Svenska Handelsbanken AB	2,411	71,645
Swedish Match AB	1,537	27,459
Tele2 AB - B Shares	1,641	26,908
Telefonaktiebolaget LM Ericsson - Class B	66,367	244,262
TeliaSonera AB	8,427	72,711
Volvo AB - B Shares	1,414	119,069
		1,550,625

Switzerland - 6.5%
ABB Ltd.	9,450	161,758
Adecco SA	574	36,443
Ciba Specialty Chemicals AG	428	28,195
Clariant AG	1,171	20,093
Compagnie Financiere Richemont AG	2,356	131,745
Credit Suisse Group	5,155	369,926
Geberit AG	19	29,239
Givaudan SA	36	33,300
Holcim Ltd.	940	94,143
Kuehne & Nagel Intl Ag-reg	312	25,663
Logitech International SA (a)	785	21,803
Lonza Group AG	193	18,551
Nestle SA	1,790	697,130
Nobel Biocare Holding AG	112	40,831
Novartis AG	10,386	595,732
OC Oerlikon Corp. AG (a)	24	14,576
Phonak Holding AG	222	16,991
PSP Swiss Property AG (a)	504	30,693
Roche Holding AG	3,125	552,915

Schindler Holding AG	276	16,808
Serono SA	25	22,631
SGS SA	25	29,852
Sulzer AG	21	29,500
Swatch Group AG	219	57,897
Swiss Re	1,510	137,934
Swisscom AG	92	33,256
Syngenta AG	462	88,397
Synthes, Inc.	237	29,256
UBS AG	8,725	518,409
Zurich Financial Services AG	663	191,373
		4,075,040

United Kingdom - 21.2%
3i Group Plc	2,337	52,243
Aegis Group Plc	4,123	12,170
Aggreko	1,443	14,425
Alliance Boots Plc	3,795	76,659
AMEC Plc	1,318	13,746
Amvescap Plc	3,517	38,757
Anglo American Plc	6,345	334,250
ARM Holdings Plc	7,181	18,936
AstraZeneca Plc	6,991	376,122
Aviva Plc	11,414	168,120
BAE Systems Plc	13,967	126,430
Balfour Beatty Plc	1,994	18,717
Barclays Plc	29,387	416,948
Barratt Developments Plc	1,199	26,072
BBA Aviation Plc	3,092	17,098
Bellway Plc	577	18,054
Berkeley Group Holdings (a)	505	15,662
BG Group Plc	15,123	218,139
BHP Billiton Plc	11,176	249,177
Biffa Plc	1,881	12,733
Bovis Homes Group Plc	532	12,060
BP Plc	88,966	966,394
British Airways Plc (a)	2,840	27,161
British American Tobacco Plc	7,035	219,978
British Land Co.	2,349	70,631
British Sky Broadcasting Group Plc	4,975	55,216
BT Group Plc	35,339	211,233
Bunzl Plc	2,256	31,920
Burberry Group Plc	2,285	29,362
Cable & Wireless Plc	10,548	34,581
Cadbury Schweppes Plc	9,566	122,735
Capita Group Plc	2,861	38,425
Carnival Plc	831	40,048
Carphone Warehouse	1,855	10,102
Cattles Plc	2,138	17,229
Centrica Plc (a)	16,162	122,924
Charter Plc (a)	650	11,352
Close Brothers Group Plc	873	17,403
Cobham Plc	6,366	26,307
Collins Stewart Plc-w/i (a)	970	4,858
Compass Group Plc	9,860	65,970
Cookson Group Plc	940	11,496
Corus Group Plc	3,815	45,569
CSR Plc (a)	874	11,196

Daily Mail & General Trust	1,605	25,646
De La Rue Plc	907	12,762
Diageo Plc	12,238	247,929
DSG International Plc	8,821	29,509
Electrocomponents Plc	2,928	16,681
EMAP Plc	1,414	21,050
EMI Group Plc	3,859	17,276
Enterprise Inns Plc	3,042	40,018
First Choice Holidays Plc	3,134	17,731
FirstGroup Plc	2,069	27,055
Friends Provident Plc	8,159	30,907
Gallaher Group Plc	3,271	72,929
GKN Plc	4,190	31,456
GlaxoSmithKline Plc	25,841	710,390
Group 4 Securicor Plc	6,463	25,564
Hammerson Plc	1,335	45,527
Hanson Plc	3,059	49,211
Hays Plc	7,207	22,231
HBOS Plc	16,833	346,816
Home Retail Group	4,254	37,168
HSBC Holdings Plc	50,742	888,187
ICAP Plc	2,437	25,441
IMI Plc	2,230	25,452
Imperial Chemical Industries Plc	5,254	51,695
Imperial Tobacco Group Plc	3,192	142,901
Inchcape	2,283	25,630
Intercontinental Hotels Group Plc	1,791	44,267
International Power Plc	6,714	52,386
Intertek Group Plc	1,089	19,426
Invensys Plc (a)	4,213	24,084
Investec Plc	1,857	24,045
ITV Plc	18,266	39,180
J Sainsbury Plc	6,456	69,811
Johnson Matthey Plc	1,021	31,664
Kelda Group Plc	1,894	34,960
Kesa Electricals Plc	3,232	21,561
Kingfisher Plc	11,022	60,351
Ladbrokes Plc	3,554	28,150
Land Securities Group Plc	2,123	89,404
Legal & General Group Plc	27,497	86,035
Liberty International Plc	1,298	31,852
Lloyds TSB Group Plc	24,982	275,300
LogicaCMG Plc	6,246	21,878
London Stock Exchange Group	657	16,187
Man Group Plc	8,196	89,513
Marks & Spencer Group Plc	7,390	98,379
Michael Page International Plc	1,976	20,823
Misys Plc	2,669	12,540
National Express Group Plc	821	20,389
National Grid Plc (a)	11,726	184,023
Next Plc	1,131	50,054
Old Mutual Plc	22,413	72,377
Pearson Plc	3,723	63,885
Persimmon Plc	1,363	37,711
Provident Financial Plc	1,309	20,710
Prudential Plc	10,441	147,419
Punch Taverns Plc	1,178	28,907
Rank Group Plc	2,645	10,632

Reckitt Benckiser Plc	2,702	140,691
Reed Elsevier Plc	6,168	73,736
Rentokil Initial Plc	8,995	28,852
Resolution Plc	3,114	38,023
Reuters Group Plc	6,376	58,469
Rexam Plc	2,692	29,136
Rio Tinto Plc	4,579	261,492
Rolls-Royce Group Plc (a)	8,041	78,207
Royal & Sun Alliance Insurance Group	13,405	42,734
Royal Bank of Scotland Group Plc	14,097	550,376
Royal Dutch Shell Plc - Class B	12,461	414,655
SABMiller Plc	3,950	86,669
Sage Group Plc	5,581	28,362
Scottish & Newcastle Plc	3,630	42,967
Scottish & Southern Energy Plc	3,799	115,203
Scottish Power Plc	6,570	103,430
Serco Group	2,284	20,675
Severn Trent Plc	1,184	33,411
Signet Group Plc	9,756	24,094
Slough Estates Plc	2,312	35,669
Smith & Nephew Plc	4,691	59,633
Smiths Group Plc	2,745	55,530
Stagecoach Group Plc	3,862	13,680
Standard Life Plc	9,036	56,189
Tate & Lyle Plc	2,126	24,056
Taylor Woodrow Plc	2,862	27,568
Tesco Plc	35,534	310,644
Tomkins Plc	4,817	25,309
Travis Perkins Plc	630	24,944
Trinity Mirror Plc	2,328	24,372
Tullett Prebon Plc (a)	1,187	11,282
Unilever Plc	5,394	162,509
United Business Media Plc	1,109	17,306
United Utilities Plc	4,043	60,108
Vodafone Group Plc	228,078	608,154
Whitbread Plc	940	34,905
William Hill Plc	1,884	23,579
Wimpey George Plc	2,061	25,774
Wolseley Plc	3,027	70,944
WPP Group Plc (a)	5,469	82,868
Xstrata Plc	2,681	137,804
Yell Group Plc	3,508	41,281
		13,348,963

TOTAL COMMON STOCKS (Cost $36,083,087)		59,565,339

UNIT INVESTMENT TRUSTS - 4.9%
iShares MSCI EAFE Index Fund	40,763	3,108,586
TOTAL UNIT INVESTMENT TRUSTS (Cost $2,988,395)		3,108,586

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Henkel KGaA	271	40,086
Porsche AG	37	56,471
ProSiebenSat.1 Media AG	364	12,900
TOTAL PREFERRED STOCKS (Cost $54,950)		109,457

RIGHTS - 0.0%
Dowa Mining Co. Ltd.
Issued by Mizuho International Plc, Exp. 1/29/2010
Strike $1 (a) (c)	1,805	917
TOTAL RIGHTS (Cost $0)		917

SHORT TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
Northern Institutional Diversified Assets Portfolio	406,770	406,770
TOTAL SHORT TERM INVESTMENTS (Cost $406,770)		406,770
Total Investments (Cost $39,533,202) (b) - 100.6%		63,191,069
Liabilities in Excess of Other Assets - (0.6)%		(355,483)
TOTAL NET ASSETS - 100.0%		$62,835,586

(a) Non-income producing security.
(b)	For federal income tax purposes, cost is $40,142,612 and gross unrealized appreciation and depreciation of securities as of March 31, 2007, was $23,344,900 and $(296,443) respectively, with a net appreciation / (depreciation) of $23,048,457.
(c)	Valued in good faith under procedures adopted by the Board of Directors.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2007 (Unaudited)
Summit Lehman Aggregate Bond Index Portfolio

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 26.4%
U.S. Treasury Bonds
6.250%, 08/15/2023 (c)	$400,000	$459,219
5.500%, 08/15/2028 (c)	500,000	537,774
5.250%, 11/15/2028 (c)	1,100,000	1,147,953
5.250%, 02/15/2029 (c)	725,000	756,888
6.125%, 08/15/2029 (c)	200,000	232,609
U.S. Treasury Notes
6.125%, 08/15/2007 (c)	500,000	501,953
5.625%, 05/15/2008 (c)	300,000	302,449
3.125%, 10/15/2008 (c)	500,000	488,262
3.375%, 12/15/2008 (c)	196,000	191,881
5.500%, 05/15/2009 (c)	200,000	203,648
6.000%, 08/15/2009 (c)	750,000	773,408
6.500%, 02/15/2010 (c)	600,000	631,055
4.000%, 04/15/2010 (c)	250,000	246,172
5.750%, 08/15/2010 (c)	300,000	311,309
4.250%, 01/15/2011 (c)	950,000	940,611
4.750%, 01/31/2012 (c)	250,000	252,178
3.875%, 02/15/2013 (c)	150,000	144,885
3.625%, 05/15/2013 (c)	300,000	285,352
4.000%, 02/15/2014 (c)	500,000	482,344
4.000%, 02/15/2015 (c)	650,000	623,137
4.875%, 08/15/2016 (c)	750,000	761,894
4.625%, 02/15/2017 (c)	350,000	349,289
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,704,962)		10,624,270

SOVEREIGN GOVERNMENT BONDS - 0.8%
Republic of Italy
2.500%, 07/15/2008	200,000	193,749
New Brunswick
6.750%, 08/15/2013	100,000	109,939
TOTAL SOVEREIGN GOVERNMENT BONDS (Cost $309,868)		303,688

MORTGAGE BACKED SECURITIES - 39.0%
Bank of America Commercial Mortgage, Inc.
Series 2006-5, 5.390%, 09/10/2047	690,000	694,103
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2000-WF2, 7.110%, 10/15/2032	156,084	157,760
Series 2003-TOP12, 4.240%, 08/13/2039	350,000	341,498
Series 2004-PWR5, 4.254%, 07/11/2042	580,000	568,035
Fannie Mae Pool
Pool #615009, 5.000%, 12/01/2016	1,369,961	1,355,460
Pool #639917, 5.000%, 11/01/2017	191,321	189,265
Pool #727360, 5.500%, 08/01/2018	461,945	464,051
Pool #828624, 5.000%, 06/01/2020	554,766	547,294
Pool #211487, 6.500%, 04/01/2023	69,080	71,514
Pool #653650, 6.500%, 08/01/2032	463,116	474,346
Pool #555591, 5.500%, 07/01/2033	730,904	724,914

Pool #722267, 5.500%, 07/01/2033	850,708	843,737
Pool #732114, 6.000%, 08/01/2033	187,340	189,577
Pool #357457, 5.500%, 11/01/2033	834,246	827,410
Pool #801322, 5.000%, 10/01/2034	1,145,390	1,108,612
Pool #903724, 7.500%, 11/01/2036	1,248,657	1,287,339
Freddie Mac
Pool #G1-1798, 5.000%, 11/01/2020	827,204	816,138
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	1,256,963	1,242,791
Pool #E9-9160, 4.500%, 09/01/2018	487,850	473,600
Pool #C7-6658, 5.000%, 02/01/2033	1,124,621	1,089,738
Pool #G0-8146, 6.000%, 08/01/2036	1,095,973	1,104,803
Ginnie Mae Pool
Pool #003583M, 5.500%, 07/20/2034	936,674	931,042
J.P. Morgan Chase Commercial Mortgage Backed Security Corp.
Series 2001-C1, 5.464%, 10/12/2035	216,638	217,407
TOTAL MORTGAGE BACKED SECURITIES (Cost $16,013,191)		15,720,434

ASSET BACKED SECURITIES - 0.4%
Residential Asset Securities Corp.
Series 2003-KS4, 4.610%, 06/25/2033	183,126	180,544
TOTAL ASSET BACKED SECURITIES (Cost $180,986)		180,544

U.S. GOVERNMENT AGENCY ISSUES - 9.0%
Fannie Mae
5.050%, 02/07/2011	1,300,000	1,309,776
Federal Farm Credit Bank
4.250%, 02/01/2012	750,000	730,519
Federal Home Loan Mortgage Corp.
5.750%, 03/15/2009	200,000	203,192
7.000%, 03/15/2010	1,300,000	1,377,677
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,615,086)		3,621,164

CORPORATE BONDS - 20.4%
Consumer Discretionary - 1.7%
Cintas Corp No. 2
5.125%, 06/01/2007	68,000	67,960
EW Scripps Co.
5.750%, 07/15/2012	180,000	183,258
Johnson Controls, Inc.
5.250%, 01/15/2011	200,000	200,282
TCI Communications, Inc.
8.750%, 08/01/2015	100,000	119,687
Thomson Corp.
6.200%, 01/05/2012	100,000	103,775
		674,962

Consumer Staples - 1.5%
Campbell Soup Co.
5.875%, 10/01/2008	230,000	231,881
Cargill, Inc.
5.000%, 11/15/2013 (a) (c)	250,000	245,467
Diageo Capital PLC
3.375%, 03/20/2008	136,000	133,522
		610,870

Energy - 2.9%
Apache Corp.
5.625%, 01/15/2017 (c)	100,000	101,156

Colonial Pipeline Co.
7.750%, 11/01/2010 (a)	375,000	406,839
6.580%, 08/28/2032 (a)	100,000	109,997
Conoco Funding Co.
6.350%, 10/15/2011	80,000	84,031
Devon Financing Corp ULC
6.875%, 09/30/2011	280,000	297,870
Public Service North Carolina, Inc.
6.625%, 02/15/2011	180,000	188,290
		1,188,183

Financials - 3.4%
American General Finance Corp.
5.375%, 09/01/2009 (c)	210,000	210,963
Archstone-Smith Operating Trust
5.250%, 05/01/2015	250,000	246,811
Camden Property Trust
5.875%, 11/30/2012	100,000	102,472
General Electric Capital Corp.
6.125%, 02/22/2011	250,000	259,088
Key Bank National Association
5.000%, 07/17/2007	185,000	184,667
Progressive Corp.
6.375%, 01/15/2012	165,000	173,155
TIAA Global Markets, Inc.
4.125%, 11/15/2007 (a)	180,000	178,646
		1,355,802

Health Care - 1.5%
Amgen, Inc.
6.500%, 12/01/2007	180,000	180,925
C.R. Bard, Inc.
6.700%, 12/01/2026	250,000	265,136
Eli Lilly & Co.
2.900%, 03/15/2008 (c)	100,000	97,948
Pharmacia Corp.
5.875%, 12/01/2008 (e)	50,000	50,673
		594,682

Industrials - 4.3%
Chevron Phillips Chemical Company LLC
7.000%, 03/15/2011	200,000	210,585
CSX Corp.
4.875%, 11/01/2009	180,000	178,125
Eaton Corp.
5.750%, 07/15/2012	439,000	448,158
Emerson Electric Co.
4.750%, 10/15/2015 (c)	200,000	192,128
Honeywell International, Inc.
7.500%, 03/01/2010 (c)	108,000	115,140
Masco Corp.
5.875%, 07/15/2012	180,000	182,347
Pitney Bowes, Inc.
4.625%, 10/01/2012 (c)	180,000	175,948
United Technologies Corp.
4.375%, 05/01/2010 (c)	250,000	245,539
		1,747,970

Information Technology - 1.2%
Cisco Systems, Inc.
5.250%, 02/22/2011	250,000	251,221
Oracle Corp / Ozark Holdings, Inc.
5.250%, 01/15/2016	250,000	246,526
		497,747

Materials - 2.2%
Alcoa, Inc.
5.720%, 02/23/2019 (a)	149,000	147,221
Westvaco Corp.
7.950%, 02/15/2031	500,000	543,059
Weyerhaeuser Co.
7.500%, 03/01/2013	180,000	193,978
		884,258

Telecommunication Services - 1.1%
GTE Corp.
7.510%, 04/01/2009	180,000	187,604
6.940%, 04/15/2028 (c)	80,000	84,371
Sprint Capital Corp.
6.875%, 11/15/2028	180,000	179,260
		451,235

Utilities - 0.6%
Exelon Generation Co. LLC
5.350%, 01/15/2014	230,000	222,992
TOTAL CORPORATE BONDS (Cost $8,460,709)		8,228,701
	Shares	Value
UNIT INVESTMENT TRUSTS - 2.4%
iShares Lehman Aggregate Bond Fund	9,490	$951,467
TOTAL UNIT INVESTMENT TRUSTS (Cost $942,142)		951,467

SHORT TERM INVESTMENTS - 1.3%
Northern Institutional Diversified Assets Portfolio	527,376	527,376
TOTAL SHORT TERM INVESTMENTS (Cost $527,376)		527,376
Total Investments (Cost $40,754,320) (b) - 99.7%		40,157,644
Northern Institutional Liquid Assets Portfolio (d) - 18.7%		7,523,693
Liabilities in Excess of Other Assets - (18.4)%		(7,410,859)
TOTAL NET ASSETS - 100.0%		$40,270,478

(a)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.
(b)	For federal income tax purposes, cost is $40,760,931 and gross unrealized appreciation and depreciation of securities as of March 31, 2007 was $82,730 and ($686,017), respectively, with a net appreciation / (depreciation)
of ($603,287).
(c) All or a portion of this security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $11,513,855, $7,523,693, and $4,334,653, respectively.
(e) Variable rate security.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2007 (Unaudited)
Summit Inflation Protected Plus Portfolio

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS (a) - 98.5%
U.S. Treasury Bonds
3.875%, 04/15/2029	$209,299	$265,679
U.S. Treasury Notes
3.625%, 01/15/2008	43,848	44,518
3.875%, 01/15/2009	49,365	51,168
4.250%, 01/15/2010	96,238	102,340
0.875%, 04/15/2010	53,418	51,650
3.500%, 01/15/2011	69,773	73,668
3.000%, 07/15/2012	78,797	82,595
2.000%, 01/15/2014	175,259	173,548
1.875%, 07/15/2015	166,488	162,748
		742,235
TOTAL U.S. TREASURY OBLIGATIONS (Cost $991,795)		1,007,914

	Shares	Value
SHORT TERM INVESTMENTS - 1.5%
Northern Institutional Diversified Assets Portfolio	15,694	$15,694
TOTAL SHORT TERM INVESTMENTS (Cost $15,694)		15,694
Total Investments (Cost $1,007,489) (b) - 100.0%		1,023,608
Liabilities in Excess of Other Assets - (0.0)%		(77)
TOTAL NET ASSETS - 100.0%		$1,023,531

(a) Inflation protected security.
(b)	For federal income tax purposes, cost is $1,007,489 and gross unrealized appreciation and depreciation of securities as of March 31, 2007, was $16,119 and $0 respectively, with a net appreciation / (depreciation) of $16,119.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2007 (Unaudited)
Summit Lifestyle ETF Maket Strategy Target Portfolio

	Shares	Value
INVESTMENT COMPANIES - 96.6%
iShares Lehman Aggregate Bond Fund	422	$42,310
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	60	6,060
iShares MSCI EAFE Index Fund	266	20,285
iShares Russell 2000 Index Fund	57	4,532
iShares S&P 500 Growth Index Fund	533	34,448
iShares S&P 500 Value Index Fund	384	29,799
Midcap SPDR Trust Series 1	41	6,337
Summit High Yield Bond Fund (b)	50	1,458
Vanguard REIT ETF	20	1,587
TOTAL INVESTMENT COMPANIES (Cost $145,597)		146,816
SHORT TERM INVESTMENTS - 13.3%
Money Market Funds - 10.1%
Northern Institutional Diversified Assets Portfolio	15,315	15,315
	Principal
	Amount	Value
U.S. Treasury Bills - 3.2%
4.933%, 06/14/2007	$5,000	$4,950
TOTAL SHORT TERM INVESTMENTS (Cost $20,265)		20,265
Total Investments (Cost $165,862) (a) - 109.9%		167,081
Liabilities in Excess of Other Assets - (9.9)%		(15,057)
TOTAL NET ASSETS - 100.0%		$152,024

(a)	For federal income tax purposes, cost is $165,862 and gross unrealized appreciation and depreciation of securities as of March 31, 2007, was $1,539 and ($320) respectively, with a net appreciation / (depreciation) of $1,219.
(b)
Affiliated issuer.  Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2007 (Unaudited)
Summit Lifestyle ETF Market Strategy Conservative Portfolio

	Shares	Value
INVESTMENT COMPANIES - 93.5%
iShares Lehman Aggregate Bond Fund	688	$68,979
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	98	9,898
iShares MSCI EAFE Index Fund	170	12,964
iShares Russell 2000 Index Fund	37	2,942
iShares S&P 500 Growth Index Fund	343	22,168
iShares S&P 500 Value Index Fund	247	19,167
Midcap SPDR Trust Series 1	27	4,173
Summit High Yield Bond Fund (b)	30	858
Vanguard REIT ETF	13	1,032
TOTAL INVESTMENT COMPANIES (Cost $141,125)		142,181
SHORT TERM INVESTMENTS - 17.7%
Money Market Funds - 13.1%
Northern Institutional Diversified Assets Portfolio	19,994	19,994
	Principal
	Amount	Value
U.S. Treasury Bills - 4.6%
4.933%, 06/14/2007	$7,000	$6,930
TOTAL SHORT TERM INVESTMENTS (Cost $26,924)		26,924
Total Investments (Cost $168,049) (a) - 111.2%		169,105
Liabilities in Excess of Other Assets - (11.2)%		(17,084)
TOTAL NET ASSETS - 100.0%		$152,021

(a)	For federal income tax purposes, cost is $168,049 and gross unrealized appreciation and depreciation of securities as of March 31, 2007, was $1,265 and ($209) respectively, with a net appreciation / (depreciation) of $1,056.
(b)
Affiliated issuer.  Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2007 (Unaudited)
Summit Lifestyle ETF Market Strategy Aggressive Portfolio

	Shares	Value
INVESTMENT COMPANIES - 100.4%
iShares Lehman Aggregate Bond Fund	275	$27,572
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	40	4,040
iShares MSCI EAFE Index Fund	323	24,632
iShares Russell 2000 Index Fund	75	5,963
iShares S&P 500 Growth Index Fund	647	41,816
iShares S&P 500 Value Index Fund	466	36,161
Midcap SPDR Trust Series 1	53	8,192
Summit High Yield Bond Fund (b)	78	2,252
Vanguard REIT ETF	26	2,063
TOTAL INVESTMENT COMPANIES (Cost $151,342)		152,691
SHORT TERM INVESTMENTS - 10.1%
Money Market - 9.4%
Northern Institutional Diversified Assets Portfolio	14,349	14,349
	Principal
	Amount	Value
U.S. Treasury Bills - 0.7%
4.933%, 06/14/2007	$1,000	$990
TOTAL SHORT TERM INVESTMENTS (Cost $15,339)		15,339
Total Investments (Cost $166,681) (a) - 110.5%		168,030
Liabilities in Excess of Other Assets - (10.5)%		(15,970)
TOTAL NET ASSETS - 100.0%		$152,060

(a)	For federal income tax purposes, cost is $166,681 and gross unrealized appreciation and depreciation of securities as of March 31, 2007, was $1,740 and ($391) respectively, with a net appreciation / (depreciation) of $1,349.
(b)
Affiliated issuer.  Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2007 (Unaudited)
Summit Natural Resources Portfolio

	Shares	Value
INVESTMENT COMPANIES - 101.3%
iPath Dow Jones - AIG Commodity Index Total Return ETN (a)	1,257	$63,881
iShares Goldman Sachs Natural Resources Index Fund	481	50,490
Powershares DB Commodity Index Tracking Fund	2,518	63,907
Vanguard Materials ETF	509	39,580
Vanguard REIT ETF	592	46,975
TOTAL INVESTMENT COMPANIES (Cost $253,953)		264,833
SHORT TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
Northern Institutional Diversified Assets Portfolio	8,446	8,446
TOTAL SHORT TERM INVESTMENTS (Cost $8,446)		8,446
Total Investments (Cost $262,399) (b) - 104.5%		273,279
Liabilities in Excess of Other Assets - (4.5)%		(11,792)
TOTAL NET ASSETS - 100.0%		$261,487

(a) Non-income producing security.
(b)	For federal income tax purposes, cost is $262,399 and gross unrealized appreciation and depreciation of securities as of March 31, 2007, was $10,881 and ($1) respectively, with a net appreciation / (depreciation) of $10,880.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Controller have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Summit Mutual Funds, Inc.

By: /s/ Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date: 5/30/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date: 5/30/2007

By:	/s/ Thomas G. Knipper
Thomas G. Knipper
Vice President, Controller, and Chief Compliance Officer

Date: 5/30/2007